UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

NUVEEN INVESTMENTS MUTUAL FUNDS

Semi-Annual Report dated December 31, 2007	For investors seeking long-term growth potential.

Nuveen Investments

Value and Balanced Funds

Nuveen Large-Cap Value Fund

Nuveen Balanced Municipal and Stock Fund

Nuveen Balanced Stock and Bond Fund

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“But one thing we do know is that a well-balanced portfolio can provide diversification that can reduce overall investment risk.”

Dear Shareholder,

As we begin a new year, no one knows for certain what the future will bring. But one thing we do know is that a well-balanced portfolio can provide diversification that can reduce overall investment risk. To learn more about the potential benefits of portfolio diversification, we encourage you to consult a trusted financial advisor. He or she should be able to help you understand how an investment like your Nuveen Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

Detailed information on your Fund’s performance can be found in the Portfolio Managers’ Comments and Fund Spotlight sections of this report. The Funds feature portfolio management by Institutional Capital LLC (ICAP), with Nuveen Asset Management managing the municipal portion of the Nuveen Balanced Municipal and Stock Fund. During the reporting period, two sub-advisers were added to the Nuveen Large-Cap Value Fund and the Fund’s investment objective was changed. These changes were designed to provide greater diversification within the Fund, while offering the potential for improved risk-adjusted returns. The additional sub-advisers are Symphony Asset Management LLC (Symphony) and Nuveen HydePark Group, LLC (HydePark). I urge you to take the time to read the Portfolio Managers’ Comments.

I also wanted to update you on some important news about Nuveen Investments. The firm recently was acquired by a group led by Madison Dearborn Partners, LLC. While this affected the corporate structure of Nuveen Investments, it has no impact on the investment objectives, portfolio management strategies or dividend policy of your Fund.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

February 15, 2008

Semi-Annual Report    Page 1

Portfolio Managers’ Comments

The Nuveen Large-Cap Value, Balanced Municipal and Stock, and Balanced Stock and Bond Funds feature equity management by Institutional Capital LLC (ICAP). The municipal portion of the Balanced Municipal and Stock Fund is managed by Nuveen Asset Management. We recently asked Jerry Senser, chief executive officer and chief investment officer of ICAP, and Tom Spalding of Nuveen Asset Management to discuss the key portfolio management strategies and the performance of these three Funds for the six-month reporting period ended December 31, 2007.

On July 31, 2007, the Board of Trustees of the Large-Cap Value Fund approved Nuveen HydePark Group, LLC (“HydePark”) and Symphony Asset Management LLC (“Symphony”) as additional sub-advisors for the Fund. On October 12, 2007 shareholders of the Fund approved the additional sub-advisory agreements and they went into effect on November 13, 2007. In the commentary both HydePark and Symphony discuss the portfolio management strategies and performance for the periods in which they managed the Nuveen Large-Cap Value Fund.

How did the Funds perform during the past six months?

The table on page three provides performance information for the three Funds (Class A shares at net asset value) for the six months ended December 31, 2007. The table also compares the Funds’ performance to appropriate benchmarks.

The Nuveen Large-Cap Value Fund (Class A shares at net asset value) outpaced both the broad stock market, as measured by the S&P 500 Index, and the large-cap value Russell 1000 Value Index. The Fund also beat its peer group, the Lipper Large-Cap Value Funds Index. Successful stock selection accounted for the Fund’s outperformance relative to the Russell Index. In particular, we benefited from good results from our holdings in the communications, consumer staples, energy, financials, technology, and health care sectors. In contrast, weak stock selection in the basic industries sector detracted from the Fund’s relative performance.

During the reporting period, the Nuveen Large-Cap Value Fund added two additional sub-advisers to the Fund, Symphony and HydePark. Each manager will maintain a strategic asset allocation of between 25% and 40% of the Fund’s net assets. This change is designed to provide greater diversification within the Fund’s portfolio, while offering the potential for improved risk-adjusted returns. In connection with the approval of the two new sub-advisers, Fund management has also agreed to lower the Fund’s management fees and to implement a cap on overall expense.

The Nuveen Balanced Municipal and Stock Fund (Class A shares at net asset value) trailed its peer group, the Lipper Mixed-Asset Target Allocation Moderate Funds Index. In addition, the Fund slightly underperformed its blended benchmark, the 40% Russell 1000 Value Index/60% Lehman Brothers 10-Year Municipal Bond Index. The Nuveen Balanced Stock and Bond Fund (Class A shares at net asset value) outperformed its peer group, the Lipper Mixed-Asset Target Allocation Moderate Funds Index, as well as its blended benchmark, the 60% Russell 1000 Value Index/40% Lehman Brothers Intermediate Treasury Index.

What strategies were used to manage the Funds during the reporting period and how did these strategies influence performance?

ICAP

For the ICAP managed equity portions of the Nuveen Large-Cap Value, Balanced Municipal and Stock and Balanced Stock and Bond Funds, our management focus remained entirely on bottom-up stock selection. In other words, we applied in-depth stock research to choose portfolio holdings one-by-one, based on company-specific reasons.

As a result of this bottom-up approach, we reduced our weightings in both the financial and basic industry sectors. We believed that the financial industry faced significant challenges that were not likely to be resolved soon, an assessment that so far

Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The views expressed herein represent those of the portfolio managers as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

Semi-Annual Report    Page 2

Class A Shares— Average Annual Total Returns as of 12/31/07

	Cumulative 6-Month	1-Year	5-Year	10-Year
Nuveen Large-Cap Value Fund A Shares at NAV A Shares at Offer	-0.87% -6.56%	6.81% 0.67%	14.94% 13.58%	7.12% 6.49%
Lipper Large-Cap Value Funds Index[1]	-4.48%	2.46%	13.04%	6.12%
Russell 1000 Value Index[2]	-6.03%	-0.17%	14.63%	7.68%
S&P 500 Index[3]	-1.37%	5.49%	12.83%	5.91%

Nuveen Balanced Municipal and Stock Fund A Shares at NAV A Shares at Offer	0.06% -5.68%	3.35% -2.61%	7.87% 6.60%	4.41% 3.79%
Lipper Mixed-Asset Target Allocation Moderate Funds Index[4]	0.49%	5.67%	10.17%	5.90%
Market Benchmark Index[5]	0.13%	2.64%	8.45%	6.49%
S&P 500 Index[3]	-1.37%	5.49%	12.83%	5.91%

Nuveen Balanced Stock and Bond Fund A Shares at NAV A Shares at Offer	1.52% -4.31%	6.44% 0.33%	10.12% 8.83%	6.40% 5.77%
Lipper Mixed-Asset Target Allocation Growth Funds Index[6]	-0.10%	6.53%	11.45%	6.62%
Market Benchmark Index[7]	-0.79%	3.56%	10.22%	7.07%
S&P 500 Index[3]	-1.37%	5.49%	12.83%	5.91%

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 5.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Returns reflect a voluntary expense limitation by the Fund’s investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

1	The Lipper Large-Cap Value Funds Index is a managed index that represents the average annualized total return of the 30 largest funds in the Lipper Large-Cap Value Funds category. The returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

2	The Russell 1000 Value Index is a market capitalization-weighted index of those firms in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth value. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

3	The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

4	The Lipper Mixed-Asset Target Allocation Moderate Funds Index is a managed index that represents the average annualized total return of the 10 largest funds in the Lipper Mixed Asset Target Allocation Moderate Fund category. The returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

5	The Market Benchmark Index is comprised of a 40% weighting in the Russell 1000 Value Index and 60% in the Lehman Brothers 10-Year Municipal Bond Index. The Russell 1000 Value Index is a market capitalization-weighted index of those firms in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth value. The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds with maturities ranging from 8 to 12 years. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

6	The Lipper Mixed-Asset Target Allocation Growth Funds Index is a managed index that represents the average annualized total return of the 10 largest funds in the Lipper Mixed Asset Target Allocation Growth Fund category. The returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

7	The Market Benchmark Index is comprised of a 60% weighting in the Russell 1000 Value Index and 40% in the Lehman Brothers Intermediate Treasury Index. The Russell 1000 Value Index is a market capitalization-weighted index of those firms in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth value. The Lehman Brothers Intermediate Treasury Index is an unmanaged index comprised of treasury securities with maturities ranging from 1-10 years. The returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

Semi-Annual Report    Page 3

has been proven correct. At the same time, we felt that a slowing economy would result in reduced commodity prices, which in turn could cut into the profits of the industrial companies that rely on these materials to generate revenues.

In contrast, we increased our weighting in health care stocks and ended the period overweighted in that sector. We believed that demand for health care was likely to remain strong even against a more challenging economic backdrop.

Several of our top contributors were in the energy sector, which benefited from steadily increasing oil prices throughout the past six months. For example, oil and gas producer Occidental Petroleum performed very well, rising on higher-than-expected earnings, significant growth in energy production and better-than-expected performance from the company’s chemicals business. Another energy producer, Hess, also gained ground. The company saw solid earnings as well as growth in its production volume.

A handful of consumer staples stocks also contributed to the Funds’ performance. Consumer products giant Procter & Gamble was helped by its exposure to international markets, its improving market share, and earnings that surpassed analysts’ estimates. Two leading beverage companies, Pepsi and Coca-Cola also performed well. Pepsi benefited from strength in its market share and financial performance, while Coca-Cola rose on its strong progress in a number of international markets.

Many of our weakest performers during the period were financial stocks, which as a group were hurt disproportionately by the sub-prime mortgage crisis and subsequent troubles in the credit and housing markets. Diversified financial company Citigroup fell sharply after incurring very large sub-prime-related losses. Investment bank Morgan Stanley and insurance giant American International Group also declined. Both companies wrote off substantial amounts of sub-prime debt. Another financial stock, credit card issuer Capital One, saw its shares fall as well, as more difficult economic circumstances made it more challenging for its customers to pay their bills. Masco also underperformed, as a declining housing market made for a more difficult business environment for this maker of home improvement and building products.

Symphony

Symphony utilizes their long-only large-cap value equity strategy to manage a portion of the assets for the Nuveen Large-Cap Value Fund. They began investment operations for their allocation of the Fund near the end of the reporting period on November 13, 2007.

During the period from inception to period-end, we were primarily involved in the invest-up phase. Despite the short time period in which we ran our portion of the portfolio, we were able to post positive performance and outperform all our benchmarks in a challenging market environment. Our holdings in three sectors; materials, energy and financials drove performance. Specifically in materials, Mosaic and in energy, Hess, were the best performers, while State Street Corporation and Annaly Capital Management, Inc. led our performance in financials. Our exposure to utilities and some consumer discretionary stocks hindered performance. Some of the detracting holdings were Edison International and RadioShack.

HydePark

HydePark specializes in quantitatively-driven enhanced equity strategies and manages a portion of the Nuveen Large-Cap Value Fund. They began investment operations for the Fund near the end of the reporting period on November 13, 2007.

During the period from inception to period end, we were primarily involved in the invest-up phase and our holdings underperformed the S&P 500 Index and Lipper peer group, but outperformed the Russell 1000 Value Index. The HydePark model does not incorporate qualitative data or inputs into the portfolio construction process. Therefore, no top-down or macroeconomic “themes” influence how the model works. Instead, we evaluate all the securities contained in the benchmark portfolio for possible inclusion in the

Semi-Annual Report    Page 4

model portfolio. This results in a portfolio that typically contains a very large number of holdings. Each position reflects an over-, under- or neutral-weighting relative to that security’s weight in the benchmark portfolio. Consequently, the “favored” or “unfavored” segments of the market are reflected in the relative weighting of each economic sector. Sectors that hurt performance were consumer discretionary and financials, while performance was aided by the materials, health care and information technology sectors.

How did you manage the municipal portion of the Balanced Municipal and Stock Fund?

After peaking early in the period, the municipal bond market, along with the rest of the fixed-income world, experienced significant difficulties in the late summer. Credit markets were badly hurt in the wake of the sub-prime mortgage crisis. All but the very-highest-quality fixed-income investments saw declining prices and rising yields. Although the municipal market stabilized in the fall, lower-investment-grade and weaker insured bonds continued to struggle.

Against this backdrop, we took advantage of conditions to add to our investments in fundamentally solid bond issuers that were nevertheless caught up in the negative market sentiment. Our purchases, which we funded with the proceeds of bond calls and maturities, included lower-investment-grade-rated bonds in the health care and tobacco sectors. We also took advantage of insured bonds backed by municipal insurers that we believed remained fundamentally healthy but that nevertheless faced questions about their financial strength. In all cases, we felt that the bonds we bought were attractively priced and provided shareholders with good long-term relative value.

At period end, the portfolio’s asset allocation consisted of 57 percent in municipal securities, 42 in equities, and 1 percent in cash.

How did you manage the Treasury portion of the Balanced Stock and Bond Fund?

The Fund’s fixed-income portfolio, which consists entirely of U.S. Treasury securities of varying maturities, was managed conservatively during the past six months. In June 2007, when yields on the 10-year Treasury note were above 5 percent, we lengthened the portfolio’s average maturity to take advantage of price weakness in the bond market. However, the portfolio’s interest rate sensitivity remained relatively low. At period-end, we were positioning the portfolio conservatively, looking for better value before extending its maturity.

Dividend Information

The Nuveen Balanced Municipal and Stock Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit the Fund to maintain a more stable dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid out dividends more than it has earned, the excess will constitute a negative UNII, which will likewise be reflected in the Fund’s net asset value. The Fund will, over time, pay all of its net investment income as dividends to shareholders. As of December 31, 2007, the Nuveen Balanced Municipal and Stock Fund had a positive UNII balance for financial statement purposes and a positive UNII balance, based upon our best estimate, for income tax purposes.

Semi-Annual Report    Page 5

Fund Spotlight as of 12/31/07 Nuveen Large-Cap Value Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$25.02	$24.41	$24.37	$25.11
Latest Capital Gain Distribution[1]	$3.3835	$3.3835	$3.3835	$3.3835
Latest Ordinary Income Distribution[2]	$1.3036	$1.0825	$1.0823	$1.3783
Inception Date	8/07/96	8/07/96	8/07/96	8/07/96

Returns quoted represent past performance which is no guarantee of future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Average Annual Total Returns as of 12/31/07

A Shares	NAV	Offer
1-Year	6.81%	0.67%
5-Year	14.94%	13.58%
10-Year	7.12%	6.49%

B Shares	w/o CDSC	w/CDSC
1-Year	5.99%	2.42%
5-Year	14.08%	13.96%
10-Year	6.49%	6.49%

C Shares	NAV
1-Year	6.04%
5-Year	14.09%
10-Year	6.33%

R Shares	NAV
1-Year	7.05%
5-Year	15.23%
10-Year	7.40%

Top Five Common Stock Holdings [3]
AT&T Inc.	4.7%
General Electric Company	2.7%
JPMorgan Chase & Co.	2.6%
Chevron Corporation	2.5%
Occidental Petroleum Corporation	2.3%

Portfolio Allocation3

Portfolio Statistics
Net Assets ($000)	$530,027
Number of Stocks	570

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	1.15%	1.15%	11/14/07
Class B	1.90%	1.90%	11/14/07
Class C	1.90%	1.90%	11/14/07
Class R	0.90%	0.90%	11/14/07

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Gross Expense Ratios and Net Expense Ratios were restated to reflect current expenses as if such expenses had been in effect during the previous fiscal year, and to better reflect the expected ratios of the Fund for the current fiscal year. These expense ratios may vary from the expense ratios shown elsewhere in this report.

1	Paid December 17, 2007.

2	Ordinary income distribution consists of short-term capital gains paid on December 17, 2007 and ordinary income paid on December 31, 2007.

3	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Semi-Annual Report    Page 6

Fund Spotlight as of 12/31/07 Nuveen Large-Cap Value Fund

Industries[1]
Oil, Gas, & Consumable Fuels	11.6%
Capital Markets	7.2%
Pharmaceuticals	6.7%
Commercial Banks	6.7%
Diversified Telecommunication Services	6.1%
Insurance	5.7%
Electric Utilities	3.9%
Diversified Financial Services	3.5%
Beverages	3.4%
Industrial Conglomerates	3.3%
Chemicals	3.3%
Food & Staples Retailing	2.6%
Media	2.3%
Internet & Catalog Retail	2.3%
Household Products	2.3%
Communications Equipment	2.0%
Machinery	1.6%
Computers & Peripherals	1.5%
Electronic Equipment & Instruments	1.5%
Thrifts & Mortgage Finance	1.4%
Road & Rail	1.3%
Energy Equipment & Services	1.2%
Multi-Utilities	1.2%
Aerospace & Defense	1.1%
Short-Term Investments	1.4%
Other	14.9%

1	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (7/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/07)	$991.30	$987.60	$987.60	$992.50	$1,018.95	$1,015.17	$1,015.17	$1,020.21
Expenses Incurred During Period	$6.22	$9.97	$9.97	$4.97	$6.31	$10.11	$10.11	$5.04

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, 1.99% and 0.99% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report    Page 7

Fund Spotlight as of 12/31/07 Nuveen Balanced Municipal and Stock Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$24.64	$26.37	$26.33	$23.99
Latest Dividend[1]	$0.0425	$0.0320	$0.0320	$0.0455
Latest Capital Gain Distribution[2]	$0.6451	$0.6451	$0.6451	$0.6451
Latest Ordinary Income Distribution[3]	$0.2387	$0.0711	$0.0711	$0.2971
Inception Date	8/07/96	8/07/96	8/07/96	8/07/96

Returns quoted represent past performance which is no guarantee of future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Average Annual Total Returns as of 12/31/07
A Shares	NAV	Offer
1-Year	3.35%	-2.61%
5-Year	7.87%	6.60%
10-Year	4.41%	3.79%
B Shares	w/o CDSC	w/CDSC
1-Year	2.58%	-1.36%
5-Year	7.07%	6.92%
10-Year	3.80%	3.80%
C Shares	NAV
1-Year	2.58%
5-Year	7.06%
10-Year	3.63%
R Shares	NAV
1-Year	3.61%
5-Year	8.14%
10-Year	4.68%
Bond Credit Quality[5]
AAA/U.S. Guaranteed		62.8%
AA		17.6%
A		1.3%
BBB		16.3%
BB or Lower		1.3%
N/R		0.7%

Portfolio Statistics
Net Assets ($000)	$74,215
Number of Common Stocks	41
Average Duration (Municipal Bonds)	5.17

Top Five Common Stock Holdings[6]
AT&T Inc.	1.9%
JPMorgan Chase & Co.	1.8%
General Electric Company	1.6%
Merck & Co. Inc.	1.6%
Procter & Gamble Company	1.5%

Yields[4]
A Shares	NAV	Offer
SEC 30-Day Yield	2.26%	2.13%
Distribution Rate	3.14%	2.96%
B Shares	NAV
30-Day Yield	1.49%
Distribution Rate	2.07%
C Shares	NAV
30-Day Yield	1.49%
Distribution Rate	2.07%
R Shares	NAV
SEC 30-Day Yield	2.52%
Distribution Rate	3.50%

Portfolio Allocation6

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	1.22%	1.19%	6/30/07
Class B	1.98%	1.95%	6/30/07
Class C	1.97%	1.94%	6/30/07
Class R	0.97%	0.94%	6/30/07

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit whereby certain fees and expenses are reduced by credits earned of the Fund’s cash on deposit with the bank. Absent the credit, expenses would be higher and total returns would be less. These expense ratios may vary from the expense ratios shown elsewhere in this report.

1	Paid December 27, 2007. This is the latest monthly tax-exempt dividend declared during the period ended December 31, 2007. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

2	Paid December 17, 2007.

3	Ordinary income distribution consists of short-term capital gains paid on December 17, 2007 and ordinary income paid on December 31, 2007, if any.

4	Distribution Rate Yields may differ from SEC 30-Day Yields due to, many other factors, amortization of port-purchase bond premiums and differences between portfolio earnings and distribution rates.

5	As a percentage of total municipal bond holdings as of December 31, 2007. Holdings are subject to change.

6	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Semi-Annual Report    Page 8

Fund Spotlight as of 12/31/07 Nuveen Balanced Municipal and Stock Fund

Industries[1] Common Stocks:
Oil, Gas, & Consumable Fuels	5.9%
Pharmaceuticals	5.0%
Capital Markets	4.1%
Beverages	2.4%
Commercial Banks	2.3%
Industrial Conglomerates	2.3%
Insurance	2.1%
Communications Equipment	2.0%
Diversified Telecommunication Services	1.8%
Other	15.0%

Industries[1] Municipal Bonds:
Tax Obligation/Limited	11.7%
Health Care	9.5%
U.S. Guaranteed	9.1%
Tax Obligation/General	5.3%
Transportation	5.2%
Consumer Staples	4.6%
Utilities	4.0%
Education and Civic Organizations	3.7%
Long-Term Care	2.7%
Water and Sewer	0.7%
Housing/Single Family	0.6%
1	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (7/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/07)	$1,000.60	$996.90	$996.60	$1,002.10	$1,018.95	$1,015.22	$1,015.17	$1,020.21
Expenses Incurred During Period	$6.25	$9.97	$10.01	$5.00	$6.31	$10.06	$10.11	$5.04

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.24%,1.98%, 1.99% and .99% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report    Page 9

Fund Spotlight as of 12/31/07 Nuveen Balanced Stock and Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$24.51	$24.51	$24.53	$24.51
Latest Capital Gain Distribution[1]	$1.8231	$1.8231	$1.8231	$1.8231
Latest Ordinary Income Distribution[2]	$0.6407	$0.5904	$0.5905	$0.6574
Inception Date	8/07/96	8/07/96	8/07/96	8/07/96

Returns quoted represent past performance which is no guarantee of future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Average Annual Total Returns as of 12/31/07

A Shares	NAV	Offer
1-Year	6.44%	0.33%
5-Year	10.12%	8.83%
10-Year	6.40%	5.77%

B Shares	w/o CDSC	w/CDSC
1-Year	5.65%	1.85%
5-Year	9.31%	9.17%
10-Year	5.76%	5.76%

C Shares	NAV
1-Year	5.65%
5-Year	9.30%
10-Year	5.61%

R Shares	NAV
1-Year	6.70%
5-Year	10.40%
10-Year	6.66%

Top Five Common Stock Holdings [3]
AT&T Inc.	2.5%
JPMorgan Chase & Co.	2.5%
General Electric Company	2.2%
Merck & Co. Inc.	2.2%
Procter & Gamble Company	2.0%

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	1.26%	1.24%	6/30/07
Class B	2.02%	1.99%	6/30/07
Class C	2.01%	1.99%	6/30/07
Class R	1.01%	0.99%	6/30/07

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Gross Expense Ratios do not reflect a voluntary commitment by the Fund’s investment adviser to waive fees and reimburse expenses. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through October 31, 2008. Absent the waiver and reimbursement, expenses would be higher and total returns would be less. These expense ratios may vary from the expense ratios shown elsewhere in this report.

Yields[4]

A Shares	NAV	Offer
SEC 30-Day Yield	1.67%	1.57%
Distribution Rate	2.32%	2.18%

B Shares	NAV
30-Day Yield	0.89%
Distribution Rate	1.24%

C Shares	NAV
30-Day Yield	0.88%
Distribution Rate	1.22%

R Shares	NAV
SEC 30-Day Yield	1.93%
Distribution Rate	2.68%

Portfolio Allocation3

Portfolio Statistics
Net Assets ($000)	$57,637
Number of Common Stocks	41
Average Duration (Bonds)	4.41

1	Paid December 17, 2007.

2	Ordinary income distribution consists of short-term capital gains paid on December 17, 2007, and ordinary income paid on December 31, 2007.

3	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

4	Distribution Rate Yields may differ from SEC 30-Day Yields due to, among other factors, amortization of post-purchase bond premiums and differences between portfolio earnings and distribution rates.

Semi-Annual Report    Page 10

Fund Spotlight as of 12/31/07 Nuveen Balanced Stock and Bond Fund

Industries[1]
U.S. Treasury Notes	23.7%
U.S. Treasury Bonds	14.2%
Oil, Gas, & Consumable Fuels	8.0%
Pharmaceuticals	6.9%
Capital Markets	5.6%
Beverages	3.2%
Commercial Banks	3.2%
Industrial Conglomerates	3.2%
Insurance	2.8%
Communications Equipment	2.7%
Diversified Telecommunication Services	2.5%
Household Products	2.0%
Media	1.8%
Chemicals	1.7%
Food & Staples Retailing	1.7%
Short-Term Investments	3.4%
Other	13.4%
1	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance				Hypothetical Performance (5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (7/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/07)	$1,015.20	$1,011.50	$1,011.50	$1,016.50	$1,019.00	$1,015.22	$1,015.22	$1,020.27
Expenses Incurred During Period	$6.25	$10.04	$10.04	$4.98	$6.26	$10.06	$10.06	$4.99

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.23%, 1.98%, 1.98% and 0.98% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report    Page 11

Shareholder

Meeting Report

The special meeting of shareholders was held in the offices of Nuveen Investments on October 12, 2007; the meeting for Nuveen Balanced Stock and Bond Fund was subsequently adjourned to October 22, 2007.

	Nuveen Large-Cap Value Fund	Nuveen Balanced Municipal and Stock Fund	Nuveen Balanced Stock and Bond Fund
To approve a new investment management agreement:
For	9,959,012	1,567,993	1,089,378
Against	394,447	57,877	39,105
Abstain	424,146	104,782	39,535
Broker Non-Votes	2,626,510	465,702	395,564
Total	13,404,115	2,196,354	1,563,582

To approve a new sub-advisory agreement between Nuveen Asset Management and Institutional Capital LLC:
For	9,831,907	1,566,726	1,077,892
Against	453,092	60,202	46,007
Abstain	492,606	103,724	44,119
Broker Non-Votes	2,626,510	465,702	395,564
Total	13,404,115	2,196,354	1,563,582

Approval of the Board Members was reached as follows:
Robert P. Bremner
For	12,985,696	2,114,517	1,527,317
Withhold	418,419	81,837	36,265
Total	13,404,115	2,196,354	1,563,582

Jack B. Evans
For	12,993,351	2,117,158	1,527,317
Withhold	410,764	79,196	36,265
Total	13,404,115	2,196,354	1,563,582

William C. Hunter
For	12,987,309	2,117,158	1,527,317
Withhold	416,806	79,196	36,265
Total	13,404,115	2,196,354	1,563,582

David J. Kundert
For	12,990,706	2,116,673	1,527,317
Withhold	413,409	79,681	36,265
Total	13,404,115	2,196,354	1,563,582

William J. Schneider
For	12,987,982	2,115,925	1,527,317
Withhold	416,133	80,429	36,265
Total	13,404,115	2,196,354	1,563,582

Timothy R. Schwertfeger
For	12,987,608	2,114,995	1,525,809
Withhold	416,507	81,359	37,773
Total	13,404,115	2,196,354	1,563,582

	Nuveen Large-Cap Value Fund	Nuveen Balanced Municipal and Stock Fund	Nuveen Balanced Stock and Bond Fund

Judith M. Stockdale
For	12,995,528	2,115,804	1,526,558
Withhold	408,587	80,550	37,024
Total	13,404,115	2,196,354	1,563,582

Carole E. Stone
For	12,994,932	2,117,279	1,525,283
Withhold	409,183	79,075	38,299
Total	13,404,115	2,196,354	1,563,582

To approve a new sub-advisory agreement between Nuveen Asset Management and HydePark Investment Strategies, LLC:
For	9,771,289	—	—
Against	458,528	—	—
Abstain	547,788	—	—
Broker Non-Votes	2,626,510	—	—
Total	13,404,115	—	—

To approve a new sub-advisory agreement between Nuveen Asset Management and Symphony Asset Mangement LLC:
For	9,787,720	—	—
Against	444,356	—	—
Abstain	545,529	—	—
Broker Non-Votes	2,626,510	—	—
Total	13,404,115	—	—

To approve a change in the Fund's investment objective:
For	9,721,000	—	—
Against	508,126	—	—
Abstain	548,479	—	—
Broker Non-Votes	2,626,510	—	—
Total	13,404,115	—	—

To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the current fiscal year:
For	12,897,099	2,081,102	1,507,852
Against	167,427	35,101	21,901
Abstain	339,589	80,151	33,829
Total	13,404,115	2,196,354	1,563,582

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund

December 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 98.5%

	Aerospace & Defense – 1.1%

200	Alliant Techsystems Inc.	$22,752

500	DRS Technologies Inc.	27,135

4,100	General Dynamics Corporation	364,859

58,550	Honeywell International Inc.	3,604,924

1,300	L-3 Communications Holdings, Inc.	137,722

7,800	Northrop Grumman Corporation	613,392

14,320	Raytheon Company	869,224

200	Spirit AeroSystems Holdings Inc.	6,900

3,600	United Technologies Corporation	275,544
	Total Aerospace & Defense	5,922,452
	Airlines – 0.0%

900	UAL Corporation, (2)	32,094

1,300	U.S. Airways Group Inc.	19,123
	Total Airlines	51,217
	Auto Components – 0.0%

2,100	BorgWarner Inc.	101,661

2,600	Johnson Controls, Inc.	93,704

700	TRW Automotive Holdings Corporation	14,630
	Total Auto Components	209,995
	Automobiles – 0.3%

119,100	Ford Motor Company, (2)	801,543

34,500	General Motors Corporation	858,705
	Total Automobiles	1,660,248
	Beverages – 3.4%

46,150	Anheuser-Busch Companies, Inc.	2,415,491

116,970	Coca-Cola Company	7,178,449

81,140	Coca-Cola Enterprises Inc.	2,112,074

1,000	Constellation Brands, Inc., Class A	23,640

3,300	Molson Coors Brewing Company, Class B	170,346

30,250	Pepsi Bottling Group, Inc.	1,193,665

1,900	PepsiAmericas Inc.	63,308

65,850	PepsiCo, Inc.	4,998,015
	Total Beverages	18,154,988
	Biotechnology – 0.5%

8,400	Biogen Idec Inc., (2)	478,128

21,720	Invitrogen Corporation, (2)	2,028,865

3,200	Millenium Pharmaceuticals Inc.	47,936
	Total Biotechnology	2,554,929
	Building Products – 0.5%

600	Armstrong World Industries Inc., (2)	24,066

600	Lennox International Inc.	24,852

127,800	Masco Corporation	2,761,758

Shares	Description (1)	Value

	Building Products (continued)

3,100	Owens Corning	$62,682
	Total Building Products	2,873,358
	Capital Markets – 7.2%

15,700	American Capital Strategies Limited	517,472

30,950	Ameriprise Financial, Inc.	1,705,655

223,814	Bank of New York Company, Inc.	10,913,171

1,100	Bear Stearns Companies Inc.	97,075

600	BlackRock Inc.	130,080

22,500	E*Trade Group Inc.	79,875

800	GLG Partners Inc.	10,880

3,700	Goldman Sachs Group, Inc.	795,685

700	Janus Capital Group Inc.	22,995

200	Jefferies Group, Inc.	4,610

315,380	JPMorgan Chase & Co.	13,766,336

18,200	Merrill Lynch & Co., Inc.	976,976

84,442	Morgan Stanley	4,484,715

400	Raymond James Financial Inc.	13,064

53,910	State Street Corporation	4,377,492
	Total Capital Markets	37,896,081
	Chemicals – 3.3%

30,050	Air Products & Chemicals Inc.	2,963,832

700	Ashland Inc.	33,201

900	Celanese Corporation, Series A	38,088

2,400	Chemtura Corporation	18,720

500	Cytec Industries, Inc.	30,790

38,400	Dow Chemical Company	1,513,728

127,500	E.I. Du Pont de Nemours and Company	5,621,475

2,400	Eastman Chemical Company	146,616

1,400	FMC Corporation	76,370

2,400	Huntsman Corporation	61,680

200	International Flavors & Fragrances Inc.	9,626

11,920	Lubrizol Corporation	645,587

63,220	Mosaic Company, (2)	5,964,175

3,500	PPG Industries, Inc.	245,805

1,300	Rohm and Haas Company	68,991

400	RPM International, Inc.	8,120

900	Sigma-Aldrich Corporation	49,140

500	Valspar Corporation	11,270
	Total Chemicals	17,507,214
	Commercial Banks – 6.7%

3,200	Associated Banc-Corp.	86,688

1,900	BancorpSouth Inc.	44,859

286,650	Bank of America Corporation	11,827,179

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Commercial Banks (continued)

700	Bank of Hawaii Corporation	$35,798

19,500	BB&T Corporation	598,065

400	BOK Financial Corporation	20,680

700	City National Corporation	41,685

5,600	Colonial BancGroup Inc.	75,824

5,900	Comerica Incorporated	256,827

1,500	Commerce Bancorp, Inc.	57,210

1,200	Commerce Bancshares Inc.	53,832

1,200	Cullen/Frost Bankers, Inc.	60,792

19,500	Fifth Third Bancorp.	490,035

8,400	First Horizon National Corporation	152,460

6,700	Fulton Financial Corporation	75,174

14,800	Huntington BancShares Inc.	218,448

15,100	KeyCorp.	354,095

700	M&T Bank Corporation	57,099

15,300	Marshall and Ilsley Corporation	405,144

92,820	National City Corporation	1,527,817

24,160	Northern Trust Corporation	1,850,173

10,700	PNC Financial Services Group, Inc.	702,455

14,400	Popular, Inc.	152,640

35,800	Regions Financial Corporation	846,670

11,000	SunTrust Banks, Inc.	687,390

1,400	Synovus Financial Corp.	33,712

3,000	TCF Financial Corporation	53,790

61,400	U.S. Bancorp	1,948,836

1,500	Unionbancal Corporation	73,365

2,600	Valley National Bancorp.	49,556

92,500	Wachovia Corporation	3,517,775

126,700	Washington Mutual, Inc.	1,724,387

1,300	Webster Financial Corporation	41,561

241,700	Wells Fargo & Company	7,296,923

1,800	Whitney Holding Corporation	47,070

1,100	Wilmington Trust Corporation	38,720

2,000	Zions Bancorporation	93,380
	Total Commercial Banks	35,598,114
	Commercial Services & Supplies – 0.1%

1,900	Allied Waste Industries, Inc., (2)	20,938

100	Avery Dennison Corporation	5,314

100	Copart Inc.	4,255

1,300	Hewitt Associates Inc., Class A	49,777

400	Pitney Bowes Inc.	15,216

6,600	R.R. Donnelley & Sons Company	249,084

300	Republic Services, Inc.	9,405

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

400	Steelcase Inc.	$6,348

4,300	Waste Management, Inc.	140,481
	Total Commercial Services & Supplies	500,818
	Communication Equipment – 2.0%

4,300	ADC Telecommunications Inc.	66,865

147,050	Cisco Systems, Inc., (2)	3,980,644

3,400	Juniper Networks Inc., (2)	112,880

232,600	Motorola, Inc.	3,730,904

65,790	QUALCOMM Inc.	2,588,837

4,200	Tellabs Inc.	27,468
	Total Communication Equipment	10,507,598
	Computers & Peripherals – 1.5%

98,280	Hewlett-Packard Company	4,961,174

4,700	Ingram Micro, Inc.	84,788

2,900	International Business Machines Corporation (IBM)	313,490

300	Lexmark International, Inc., Class A, (2)	10,458

28,560	McAfee Inc., (2)	1,071,000

3,200	NCR Corporation, (2)	80,320

33,070	SanDisk Corporation, (2)	1,096,932

5,200	Seagate Technology	132,600

3,500	Sun Microsystems Inc.	63,455

900	Teradata Corporation	24,669

6,100	Western Digital Corporation	184,281
	Total Computers & Peripherals	8,023,167
	Construction & Engineering – 0.1%

6,600	KBR Inc.	256,080

400	Shaw Group Inc., (2)	24,176

2,000	URS Corporation	108,660
	Total Construction & Engineering	388,916
	Consumer Finance – 0.5%

5,100	Americredit Corp., (2)	65,229

54,350	Capital One Financial Corporation	2,568,581

3,500	Capitalsource Inc.	61,565

5,400	Discover Financial Services	81,432

100	Student Loan Corporation	11,000
	Total Consumer Finance	2,787,807
	Containers & Packaging – 0.0%

500	Bemis Company, Inc.	13,690

500	Owens-Illinois, Inc.	24,750

700	Sealed Air Corporation	16,198

8,000	Smurfit-Stone Container Corporation, (2)	84,480

1,300	Sonoco Products Company	42,484

3,800	Temple-Inland Inc.	79,230
	Total Containers & Packaging	260,832

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Diversified Consumer Services – 0.0%

5,300	Service Corporation International	$74,465
	Diversified Financial Services – 3.5%

9,500	Allied Capital Corporation	204,250

6,900	CIT Group Inc.	165,807

386,660	Citigroup Inc.	11,383,270

16,200	Federal Home Loan Mortgage Corporation	551,934

4,300	Leucadia National Corporation	202,530

59,720	Nasdaq Stock Market, Inc., (2)	2,955,543

130,760	Western Union Company	3,174,853
	Total Diversified Financial Services	18,638,187
	Diversified REIT – 0.1%

4,100	Colonial Properties Trust	92,783

1,300	Duke Realty Corporation	33,904

4,400	Liberty Property Trust	126,764

800	Vornado Realty Trust	70,360
	Total Diversified REIT	323,811
	Diversified Telecommunication Services – 6.1%

593,958	AT&T Inc.	24,684,893

500	CenturyTel, Inc.	20,730

14,000	Citizens Communications Company	178,220

7,100	Embarq Corporation	351,663

43,100	Qwest Communications International Inc.	302,131

100,300	Sprint Nextel Corporation	1,316,939

125,100	Verizon Communications Inc.	5,465,619

11,700	Windstream Corporation	152,334
	Total Diversified Telecommunication Services	32,472,529
	Electric Utilities – 3.9%

4,200	Alliant Energy Corporation	170,898

8,500	Ameren Corporation	460,785

15,200	American Electric Power Company, Inc.	707,712

12,000	Consolidated Edison, Inc.	586,200

19,140	DPL Inc.	567,501

9,400	DTE Energy Company	413,224

59,900	Edison International	3,196,863

5,500	Entergy Corporation	657,360

7,300	Exelon Corporation	595,972

9,300	FirstEnergy Corp.	672,762

72,520	FPL Group, Inc.	4,915,406

3,600	Great Plains Energy Incorporated	105,552

2,800	Hawaiian Electric Industries	63,756

4,800	Northeast Utilities	150,288

41,180	OGE Energy Corp.	1,494,422

7,200	Pepco Holdings, Inc.	211,176

Shares	Description (1)	Value

	Electric Utilities (continued)

12,700	PG&E Corporation	$547,243

4,700	Pinnacle West Capital Corporation	199,327

2,700	PPL Corporation	140,643

13,000	Progress Energy, Inc.	629,590

109,380	Reliant Energy Inc., (2)	2,870,131

4,200	Sierra Pacific Resources	71,316

25,200	Southern Company	976,500

8,000	TECO Energy, Inc.	137,680
	Total Electric Utilities	20,542,307
	Electrical Equipment – 0.7%

1,300	Cooper Industries, Ltd., Class A	68,744

36,870	Emerson Electric Co.	2,089,054

14,030	Energizer Holdings Inc.	1,573,184

600	Hubbell Incorporated, Class B	30,960

100	Lincoln Electric Holdings Inc.	7,118
	Total Electrical Equipment	3,769,060
	Electronic Equipment & Instruments – 1.5%

2,000	Arrow Electronics, Inc., (2)	78,560

2,600	Avnet Inc.	90,922

300	AVX Group	4,026

100	Jabil Circuit Inc.	1,527

18,000	Sanmina-SCI Corporation	32,760

900	Tech Data Corporation, (2)	33,948

76,740	Thermo Fisher Scientific, Inc., (2)	4,426,363

81,450	Tyco Electronics, Limited, (2)	3,024,239

6,700	Vishay Intertechnology Inc.	76,447
	Total Electronic Equipment & Instruments	7,768,792
	Energy Equipment & Services – 1.2%

16,600	Anadarko Petroleum Corporation	1,090,454

100	ENSCO International Incorporated	5,962

500	Helix Energy Solutions Group	20,750

1,500	Helmerich & Payne Inc.	60,105

700	Nabors Industries Limited	19,173

30,060	National-Oilwell Varco Inc., (2)	2,208,208

24,650	Noble Corporation	1,392,972

5,400	Patterson-UTI Energy, Inc.	105,408

1,400	Pride International Inc.	47,460

400	Rowan Companies Inc.	15,784

600	SeaCor Smit Inc.	55,644

24,750	Tidewater Inc.	1,357,785

100	Unit Corporation, (2)	4,625
	Total Energy Equipment & Services	6,384,330

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Food & Staples Retailing – 2.6%

1,700	BJ’s Wholesale Club	$57,511

63,395	Costco Wholesale Corporation	4,422,435

124,450	CVS Caremark Corporation	4,946,888

136,660	Kroger Co.	3,650,189

4,900	Safeway Inc.	167,629

7,100	SUPERVALU INC.	266,392

7,400	Wal-Mart Stores, Inc.	351,722
	Total Food & Staples Retailing	13,862,766
	Food Products – 0.6%

9,600	Archer-Daniels-Midland Company	445,728

2,300	Bunge Limited	267,743

400	Campbell Soup Company	14,292

9,000	ConAgra Foods, Inc.	214,110

700	Corn Products International, Inc.	25,725

1,000	Dean Foods Company, (2)	25,860

2,300	Del Monte Foods Company	21,758

4,600	General Mills, Inc.	262,200

2,300	H.J. Heinz Company	107,364

900	Hormel Foods Corporation	36,432

1,100	JM Smucker Company	56,584

700	Kellogg Company	36,701

39,200	Kraft Foods Inc.	1,279,096

100	McCormick & Company, Incorporated	3,791

3,400	Sara Lee Corporation	54,604

3,000	Smithfield Foods, Inc., (2)	86,760

3,500	Tyson Foods, Inc., Class A	53,655

300	Wm. Wrigley Jr. Company	17,565
	Total Food Products	3,009,968
	Gas Utilities – 0.8%

2,600	AGL Resources Inc.	97,864

2,600	Atmos Energy Corporation	72,904

26,250	Energen Corporation	1,686,038

200	Equitable Resources Inc.	10,656

38,570	Questar Corporation	2,086,637

1,100	Southern Union Company	32,296

12,100	Spectra Energy Corporation	312,422

1,800	UGI Corporation	49,050
	Total Gas Utilities	4,347,867
	Health Care Equipment & Supplies – 0.7%

100	Beckman Coulter, Inc.	7,280

21,900	Boston Scientific Corporation, (2)	254,697

74,900	Covidien Limited, (2)	3,317,321

400	Hillenbrand Industries	22,292

400	Kinetic Concepts Inc.	21,424
	Total Health Care Equipment & Supplies	3,623,014

Shares	Description (1)	Value

	Health Care Providers & Services – 0.7%

46,890	Aetna Inc.	$2,706,960

900	Brookdale Senior Living Inc.	25,569

1,400	Community Health Systems Inc., (2)	51,604

200	Coventry Health Care, Inc., (2)	11,850

14,400	Health Management Associates Inc.	86,112

800	Lifepoint Hospitals Inc.	23,792

200	McKesson HBOC Inc.	13,102

500	Omnicare, Inc.	11,405

7,200	Wellpoint Inc., (2)	631,656
	Total Health Care Providers & Services	3,562,050
	Hotels, Restaurants & Leisure – 0.5%

6,700	Carnival Corporation	298,083

1,100	Harrah’s Entertainment, Inc.	97,625

57,097	Intercontinental Hotels Group PLC, ADR	993,488

500	Intl Speedway Corporation	20,590

22,900	McDonald’s Corporation	1,349,039

2,000	Royal Caribbean Cruises Limited	84,880

700	Wyndham Worldwide Corporation	16,492
	Total Hotels, Restaurants & Leisure	2,860,197
	Household Durables – 0.3%

400	Black & Decker Corporation	27,860

2,800	Centex Corporation	70,728

18,100	D.R. Horton, Inc.	238,377

1,800	Fortune Brands Inc.	130,248

3,600	KB Home	77,760

5,400	Leggett and Platt Inc.	94,176

5,200	Lennar Corporation, Class A	93,028

700	MDC Holdings Inc.	25,991

2,100	Mohawk Industries Inc.	156,240

19,080	Newell Rubbermaid Inc.	493,790

4,800	Pulte Corporation	50,592

800	Ryland Group Inc.	22,040

800	Snap-on Incorporated	38,592

1,200	Stanley Works	58,176

2,800	Toll Brothers Inc.	56,168

600	Whirlpool Corporation	48,978
	Total Household Durables	1,682,744
	Household Products – 2.3%

100	Clorox Company	6,517

26,350	Colgate-Palmolive Company	2,054,246

31,650	Kimberly-Clark Corporation	2,194,611

105,850	Procter & Gamble Company	7,771,507
	Total Household Products	12,026,881

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Independent Power Producers & Energy Traders – 0.1%

900	Constellation Energy Group	$92,277

4,200	Mirant Corporation	163,716

2,400	NRG Energy Inc., (2)	104,016
	Total Independent Power Producers & Energy Traders	360,009
	Industrial Conglomerates – 3.3%

500	3M Co.	42,160

200	Carlisle Companies Inc.	7,406

381,550	General Electric Company	14,144,058

3,100	Genuine Parts Company	143,530

200	Teleflex Inc.	12,602

40,600	Textron Inc.	2,894,780

6,700	Tyco International Ltd.	265,655
	Total Industrial Conglomerates	17,510,191
	Industrial REIT – 0.0%

1,800	AMB Property Corp.	103,608

600	ProLogis	38,028
	Total Industrial REIT	141,636
	Insurance – 5.7%

96,420	Ace Limited	5,956,828

45,240	AFLAC Incorporated	2,833,381

200	Alleghany Corporation, Term Loan	80,400

23,440	Allied World Assurance Holdings	1,175,985

9,000	Allstate Corporation	470,070

3,900	Ambac Financial Group, Inc.	100,503

500	American Financial Group Inc.	14,440

86,100	American International Group, Inc.	5,019,630

300	American National Insurance Company	36,372

53,590	Aon Corporation	2,555,707

1,800	Arch Capital Group Limited, (2)	126,630

1,800	Arthur J. Gallagher & Co.	43,542

1,800	Assurant Inc.	120,420

4,000	Axis Capital Holdings Limited	155,880

26,730	Chubb Corporation	1,458,923

5,900	Cincinnati Financial Corporation	233,286

500	CNA Financial Corporation	16,860

5,000	Conseco Inc.	62,800

2,000	Endurance Specialty Holdings, Limited	83,460

600	Erie Indemnity Company	31,134

1,700	Everest Reinsurance Group Ltd	170,680

13,100	Fidelity National Title Group Inc., Class A	191,391

1,600	First American Corporation	54,592

6,400	Genworth Financial Inc., Class A	162,880

700	Hanover Insurance Group Inc.	32,060

Shares	Description (1)	Value

	Insurance (continued)

9,200	Hartford Financial Services Group, Inc.	$802,148

1,000	HCC Insurance Holdings Inc.	28,680

6,700	Lincoln National Corporation	390,074

9,100	Loews Corporation	458,094

200	Markel Corporation	98,220

2,300	Marsh & McLennan Companies, Inc.	60,881

9,000	MBIA Inc.	167,670

1,000	Mercury General Corporation	49,810

10,700	MetLife, Inc.	659,334

2,100	Nationwide Financial Services, Inc.	94,521

8,300	Old Republic International Corporation	127,903

900	OneBeacon Insurance Group Limited, Class A	19,350

1,800	PartnerRe Limited	148,554

21,840	Philadelphia Consolidated Holding Corporation, (2)	859,404

3,100	Principal Financial Group, Inc.	213,404

4,200	Progressive Corporation	80,472

1,100	Protective Life Corporation	45,122

5,800	Prudential Financial, Inc.	539,632

500	Reinsurance Group of America Inc.	26,240

1,200	RenaisasnceRE Holdings, Limited	72,288

2,900	SAFECO Corporation	161,472

1,200	StanCorp Financial Group Inc.	60,456

900	Torchmark Corporation	54,477

500	Transatlantic Holdings Inc.	36,335

16,600	Travelers Companies, Inc.	893,080

1,500	Unitrin, Inc.	71,985

46,370	Unum Group	1,103,142

100	White Mountain Insurance Group	51,405

47,790	WR Berkley Corporation	1,424,620

4,300	XL Capital Ltd, Class A	216,333
	Total Insurance	30,202,960
	Internet & Catalog Retail – 2.3%

10,600	Expedia, Inc.	335,172

127,350	Exxon Mobil Corporation	11,931,422

1,400	IAC/InterActiveCorp., (2)	37,688
	Total Internet & Catalog Retail	12,304,282
	Internet Software & Services – 0.0%

1,400	Metavante Technologies Inc.	32,648
	IT Services – 0.1%

400	Affiliated Computer Services Inc., (2)	18,040

7,400	Computer Sciences Corporation, (2)	366,078

2,700	Electronic Data Systems Corporation	55,971

200	Fidelity National Information Services	8,318

100	Unisys Corporation	473
	Total IT Services	448,880

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Leisure Equipment & Products – 0.3%

3,100	Brunswick Corporation	$52,855

1,600	Eastman Kodak Company	34,992

60,420	Hasbro, Inc.	1,545,544

3,900	Mattel, Inc.	74,256
	Total Leisure Equipment & Products	1,707,647
	Life Sciences Tools & Services – 0.0%

1,500	Charles River Laboratories International, Inc.	98,700

1,400	Perkinelmer Inc.	36,428
	Total Life Sciences Tools & Services	135,128
	Machinery – 1.6%

49,190	AGCO Corporation, (2)	3,343,936

700	Crane Company	30,030

25,340	Deere & Company	2,359,661

800	Dover Corporation	36,872

2,300	Eaton Corporation	222,985

100	Flowserve Corporation	9,620

200	Gardner Denver, Inc., (2)	6,600

1,900	Illinois Tool Works Inc.	101,726

6,300	Ingersoll Rand Company Limited, Class A	292,761

23,840	ITT Industries Inc.	1,574,394

600	Kennametal Inc.	22,716

200	Pall Corporation	8,064

3,700	Parker Hannifin Corporation	278,647

1,400	Pentair, Inc.	48,734

1,300	SPX Corporation	133,705

1,700	Timken Company	55,845
	Total Machinery	8,526,296
	Marine – 0.0%

900	Alexander and Bald, Inc.	46,494

1,200	Overseas Shipholding Group Inc.	89,316
	Total Marine	135,810
	Media – 2.3%

17,630	Cablevision Systems Corporation, (2)	431,935

24,500	CBS Corporation, Class B	667,625

100	Central European Media Enterprises Limited	11,598

5,100	Clear Channel Communications, Inc.	176,052

11,500	Comcast Corporation, Class A, (2)	209,990

5,100	Discovery Holding Company, Series A	128,214

200	E.W. Scripps Company, Class A	9,002

8,900	Gannett Company Inc.	347,100

400	Getty Images Inc., (2)	11,600

400	Hearst-Argyle Television Inc.	8,844

8,000	Idearc Inc.	140,480

24

Shares	Description (1)	Value

	Media (continued)

12,200	Liberty Global Inc, A Shares	$478,118

5,500	Liberty Media Holding Corporation Capital, Class A	640,695

3,000	Liberty Media Holding Corporation Interactive, Class A, (2)	57,240

3,900	McClatchy Company	48,828

2,700	New York Times, Class A	47,331

400	News Corporation, Class A	8,196

700	Regal Entertainment Group, Class A	12,649

1,800	Time Warner Cable, Class A	49,680

80,000	Time Warner Inc.	1,320,800

115,700	Viacom Inc., Class B, (2)	5,081,544

15,700	Virgin Media, Inc.	269,098

64,110	Walt Disney Company	2,069,471

500	Warner Music Group Corporation	3,030

100	Washington Post Company	79,143
	Total Media	12,308,263
	Metals & Mining – 0.9%

21,800	Alcoa Inc.	796,790

300	Carpenter Technology Inc.	22,551

1,200	Commercial Metals Company	35,340

30,260	Freeport-McMoRan Copper & Gold, Inc.	3,099,834

600	Newmont Mining Corporation	29,298

6,800	Nucor Corporation	402,696

1,000	Reliance Steel & Aluminum Company	54,200

1,300	Steel Dynamics Inc.	77,441

2,500	United States Steel Corporation	302,275
	Total Metals & Mining	4,820,425
	Mortgage REIT – 0.8%

215,810	Annaly Capital Management Inc.	3,923,426

9,800	iStar Financial Inc.	255,290
	Total Mortgage REIT	4,178,716
	Multiline Retail – 0.5%

1,200	Dillard’s, Inc., Class A	22,536

8,900	Federated Department Stores, Inc.	230,243

500	Saks Inc.	10,380

1,900	Sears Holding Corporation, (2)	193,895

43,500	Target Corporation	2,175,000
	Total Multiline Retail	2,632,054
	Multi-Utilities – 1.2%

2,100	CMS Energy Corporation	36,498

18,600	Dominion Resources, Inc.	882,570

66,000	Duke Energy Corporation	1,331,220

900	Dynegy Inc., (2)	6,426

7,000	Energy East Corporation	190,470

25

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Multi-Utilities (continued)

2,800	Integrys Energy Group, Inc.	$144,732

34,460	MDU Resources Group Inc.	951,441

2,300	National Fuel Gas Company	107,364

11,200	NiSource Inc.	211,568

2,800	NSTAR	101,416

2,800	ONEOK, Inc.	125,356

7,700	Public Service Enterprise Group Incorporated	756,448

4,500	Puget Energy, Inc.	123,435

4,700	Scana Corporation	198,105

6,800	Sempra Energy	420,784

2,900	Vectren Corporation	84,129

2,300	Wisconsin Energy Corporation	112,033

16,500	Xcel Energy, Inc.	372,405
	Total Multi-Utilities	6,156,400
	Office Electronics – 0.1%

26,100	Xerox Corporation, (2)	422,559
	Office REIT – 0.1%

1,600	Boston Properties, Inc.	146,896

6,000	Brandywine Realty Trust	107,580

2,000	Douglas Emmett Inc.	45,220

17,100	HRPT Properties Trust	132,183

2,800	Mack-Cali Realty Corporation	95,200
	Total Office REIT	527,079
	Oil, Gas & Consumable Fuels – 11.6%

7,900	Apache Corporation	849,566

5,500	Chesapeake Energy Corporation	215,600

142,040	Chevron Corporation	13,256,592

2,700	Cimarex Energy Company	114,831

52,800	ConocoPhillips	4,662,240

900	Continental Resources Inc.	23,517

23,130	Devon Energy Corporation	2,056,488

5,200	El Paso Corporation	89,648

1,600	EOG Resources, Inc.	142,800

2,600	Forest Oil Corporation	132,184

36,870	Frontier Oil Corporation	1,496,185

81,960	Hess Corporation	8,266,486

29,200	Marathon Oil Corporation	1,777,112

40,470	Murphy Oil Corporation	3,433,475

4,300	Newfield Exploration Company	226,610

2,300	Noble Energy, Inc.	182,896

156,290	Occidental Petroleum Corporation	12,032,766

1,100	Pioneer Natural Resources Company	53,724

2,200	Plains Exploration & Production Company	118,800

26

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

1,300	Teekay Shipping Corporation	$69,173

85,550	Total SA, Sponsored ADR	7,066,430

20,030	Valero Energy Corporation	1,402,701

1,200	Williams Companies, Inc.	42,936

74,875	XTO Energy, Inc.	3,845,580
	Total Oil, Gas & Consumable Fuels	61,558,340
	Paper & Forest Products – 0.9%

3,100	Domtar Corporation, (2)	23,839

113,900	International Paper Company	3,688,082

3,400	Louisiana-Pacific Corporation	46,512

5,800	MeadWestvaco Corporation	181,540

6,700	Weyerhaeuser Company	494,058
	Total Paper & Forest Products	4,434,031
	Personal Products – 0.0%

900	Alberto Culver Company	22,086

300	Avon Products, Inc.	11,859
	Total Personal Products	33,945
	Pharmaceuticals – 6.8%

208,870	Bristol-Myers Squibb Company	5,539,232

37,060	Eli Lilly and Company	1,978,633

17,800	Johnson & Johnson	1,187,260

3,300	King Pharmaceuticals Inc., (2)	33,792

173,420	Merck & Co. Inc.	10,077,436

99,700	Norvatis AG, ADR	5,414,707

249,500	Pfizer Inc.	5,671,135

25,700	Schering-Plough Corporation	684,648

1,300	Watson Pharmaceuticals Inc., (2)	35,282

115,000	Wyeth	5,081,850
	Total Pharmaceuticals	35,703,975
	Real Estate Management & Development – 0.0%

6,700	Avis Budget Group Inc.	87,100

1,266	Forestar Real Estate Group Inc.	29,865
	Total Real Estate Management & Development	116,965
	Residential REIT – 0.2%

2,500	Apartment Investment & Management Company, Class A	86,825

800	BRE Properties, Inc.	32,424

1,500	Camden Property Trust	72,225

6,500	Equity Residential	237,055

8,120	Essex Property Trust Inc.	791,619
	Total Residential REIT	1,220,148
	Retail REIT – 0.4%

2,900	CBL & Associates Properties Inc.	69,339

2,600	Developers Diversified Realty Corporation	99,554

27

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Retail REIT (continued)

100	Federal Realty Investment Trust	$8,215

400	General Growth Properties Inc.	16,472

1,800	Kimco Realty Corporation	65,520

500	Regency Centers Corporation	32,245

1,000	Simon Property Group, Inc.	86,860

31,860	Taubman Centers Inc.	1,567,193
	Total Retail REIT	1,945,398
	Road & Rail – 1.3%

300	Burlington Northern Santa Fe Corporation	24,969

47,980	CSX Corporation	2,110,160

10,200	Hertz Global Holdings, Inc., (2)	162,078

1,100	Kansas City Southern Industries	37,763

73,350	Norfolk Southern Corporation	3,699,774

200	Ryder System, Inc.	9,402

6,320	Union Pacific Corporation	793,918

3,300	YRC Worldwide Inc.	56,397
	Total Road & Rail	6,894,461
	Semiconductors & Equipment – 0.8%

2,100	Cree, Inc.	57,687

800	Fairchild Semiconductor International Inc., Class A, (2)	11,544

600	Intersil Holding Corporation, Class A	14,688

25,400	Micron Technology, Inc., (2)	184,150

100	Novellus Systems, Inc., (2)	2,757

100	Teradyne Inc., (2)	1,034

121,300	Texas Instruments Incorporated	4,051,420
	Total Semiconductors & Equipment	4,323,280
	Software – 0.2%

500	Compuware Corporation, (2)	4,440

6,400	Novell Inc.	43,968

76,650	Symantec Corporation, (2)	1,237,131
	Total Software	1,285,539
	Specialized REIT – 0.7%

6,800	Health Care Property Investors Inc.	236,504

3,000	Health Care REIT, Inc.	134,070

5,500	Hospitality Properties Trust	177,210

153,050	Host Hotels & Resorts Inc.	2,607,972

4,200	Plum Creek Timber Company	193,368

2,100	Rayonier Inc.	99,204
	Total Specialized REIT	3,448,328
	Specialty Retail – 0.5%

700	Autoliv Inc.	36,897

4,100	AutoNation Inc.	64,206

200	Barnes & Noble Inc.	6,890

28

Shares	Description (1)	Value

	Specialty Retail (continued)

3,800	Circuit City Stores, Inc.	$15,960

6,100	Foot Locker, Inc.	83,326

52,040	Gap, Inc.	1,107,411

11,600	Home Depot, Inc.	312,504

800	OfficeMax Inc.	16,528

300	Penske Auto Group, Inc.	5,238

50,000	RadioShack Corporation	843,000
	Total Specialty Retail	2,491,960
	Textiles, Apparel & Luxury Goods – 0.0%

6,000	Jones Apparel Group, Inc.	95,940

500	Liz Claiborne, Inc.	10,175

1,400	VF Corporation	96,124
	Total Textiles, Apparel & Luxury Goods	202,239
	Thrifts & Mortgage Finance – 1.4%

1,800	Astoria Financial Corporation	41,886

200	Capitol Federal Financial	6,200

41,800	Countrywide Financial Corporation	373,692

32,200	Federal National Mortgage Association	1,287,356

1,266	Guaranty Financial Group Inc.	20,256

254,980	Hudson City Bancorp, Inc.	3,829,800

12,600	IndyMac Bancorp, Inc.	74,970

1,400	MGIC Investment Corporation	31,402

18,200	New York Community Bancorp, Inc.	319,956

3,300	PMI Group Inc.	43,824

1,400	Radian Group Inc.	16,352

81,340	Sovereign Bancorp, Inc.	927,276

2,100	TFS Financial Corporation	25,074

11,500	Thornburg Mortgage Inc.	106,260

3,000	Washington Federal Inc.	63,330
	Total Thrifts & Mortgage Finance	7,167,634
	Tobacco – 0.8%

27,400	Altria Group, Inc.	2,070,892

6,200	Reynolds American Inc.	408,952

31,580	UST Inc.	1,730,584
	Total Tobacco	4,210,428
	Trading Companies & Distributors – 0.0%

200	GATX Corporation	7,336

2,300	United Rentals Inc.	42,228

100	W.W. Grainger, Inc.	8,752
	Total Trading Companies & Distributors	58,316
	Water Utilities – 0.0%

400	Aqua America Inc.	8,480
	Wireless Telecommunication Services – 0.9%

300	Crown Castle International Corporation	12,480

29

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Wireless Telecommunication Services (continued)

1,200	Telephone and Data Systems Inc.	$75,120

400	United States Cellular Corporation	33,640

122,400	Vodafone Group PLC, Sponsored ADR	4,567,968
	Total Wireless Telecommunication Services	4,689,208
	Total Common Stocks (cost $465,041,728)	522,190,360

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 0.2%

12,000	I-Shares Russell 1000 Value Index Fund	$963,000
	Total Exchange-Traded Funds (cost $969,035)	963,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.4%

$7,409	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07, repurchase price $7,409,742, collateralized by $5,420,000 U.S. Treasury Bonds, 7.625%, due 2/15/25, value $7,560,900	1.000%	1/02/08	$7,409,330
	Total Short-Term Investments (cost $7,409,330)			7,409,330

	Total Investments (cost $473,420,093) – 100.1%			530,562,690

	Other Assets Less Liabilities – (0.1)%			(535,937)

	Net Assets – 100%			$530,026,753

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

30

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund

December 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 42.3%

	Aerospace & Defense – 0.9%

10,750	Honeywell International Inc.	$661,878
	Beverages – 2.3%

12,750	Coca-Cola Company	782,468

12,500	PepsiCo, Inc.	948,750
	Total Beverages	1,731,218
	Building Products – 0.7%

23,200	Masco Corporation	501,352
	Capital Markets – 4.0%

20,567	Bank of New York Company, Inc.	1,002,847

30,700	JPMorgan Chase & Co.	1,340,054

11,955	Morgan Stanley	634,930
	Total Capital Markets	2,977,831
	Chemicals – 1.2%

20,750	E.I. Du Pont de Nemours and Company	914,868
	Commercial Banks – 2.3%

19,250	Bank of America Corporation	794,255

30,500	Wells Fargo & Company	920,795
	Total Commercial Banks	1,715,050
	Communications Equipment – 2.0%

27,850	Cisco Systems, Inc., (2)	753,900

43,450	Motorola, Inc.	696,938
	Total Communications Equipment	1,450,838
	Computers & Peripherals – 0.4%

6,500	Hewlett-Packard Company	328,120
	Consumer Finance – 0.7%

10,250	Capital One Financial Corporation	484,415
	Diversified Telecommunication Services – 1.8%

32,462	AT&T Inc.	1,349,120
	Electronic Equipment & Instruments – 0.7%

14,350	Tyco Electronics, Limited, (2)	532,816
	Food & Staples Retailing – 1.2%

22,700	CVS Caremark Corporation	902,325
	Health Care Equipment & Supplies – 0.8%

13,100	Covidien Limited, (2)	580,199
	Hotels, Restaurants & Leisure – 0.3%

10,782	Intercontinental Hotels Group PLC, ADR	187,607
	Household Products – 1.5%

14,900	Procter & Gamble Company	1,093,958
	Industrial Conglomerates – 2.3%

31,500	General Electric Company	1,167,705

7,650	Textron Inc.	545,445
	Total Industrial Conglomerates	1,713,150

31

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Insurance – 2.0%

10,350	Ace Limited	$639,423

15,050	American International Group, Inc.	877,415
	Total Insurance	1,516,838
	Media – 1.3%

21,900	Viacom Inc., Class B, (2)	961,848
	Multiline Retail – 0.6%

8,200	Target Corporation	410,000
	Oil, Gas & Consumable Fuels – 5.7%

9,750	Exxon Mobil Corporation	913,478

3,450	Hess Corporation	347,967

12,150	Occidental Petroleum Corporation	935,429

16,200	Total SA, Sponsored ADR	1,338,120

13,938	XTO Energy, Inc.	715,830
	Total Oil, Gas & Consumable Fuels	4,250,824
	Paper & Forest Products – 0.9%

19,900	International Paper Company	644,362
	Pharmaceuticals – 5.0%

18,050	Bristol-Myers Squibb Company	478,686

19,850	Merck & Co. Inc.	1,153,483

18,850	Norvatis AG, ADR	1,023,743

4,900	Schering-Plough Corporation	130,536

20,450	Wyeth	903,685
	Total Pharmaceuticals	3,690,133
	Real Estate – 0.6%

27,100	Host Hotels & Resorts Inc.	461,784
	Road & Rail – 0.9%

13,100	Norfolk Southern Corporation	660,764
	Semiconductors & Equipment – 1.0%

22,950	Texas Instruments Incorporated	766,530
	Wireless Telecommunication Services – 1.2%

23,200	Vodafone Group PLC, Sponsored ADR	865,824
	Total Common Stocks (cost $26,968,166)	31,353,652

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (4)	Value

	MUNICIPAL BONDS – 56.2%

	Alaska – 1.2%

$975	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Baa3	$914,531
	California – 6.6%

1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 – AMBAC Insured	10/17 at 100.00	AAA	849,130

500	Calleguas-Las Virgenes Public Finance Authority, California, Water Revenue Bonds, Calleguas Municipal Water District, Series 2003B, 5.250%, 7/01/19 – MBIA Insured	7/13 at 100.00	AAA	538,895

32

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (4)		Value

	California (continued)

$445	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 4.500%, 6/01/27	6/17 at 100.00	BBB		$400,887

250	M-S-R Public Power Agency, California, Revenue Refunding Bonds, San Juan Project, Series 2001I, 5.000%, 7/01/17 – MBIA Insured	7/11 at 100.00	AAA		263,095

250	Orange County, California, Refunding Recovery Bonds, Series 1995A, 6.000%, 6/01/10 – MBIA Insured (ETM)	No Opt. Call	AAA		267,020

1,495	Palmdale Civic Authority, California, Revenue Refinancing Bonds, Civic Center Project, Series 1997A, 5.375%, 7/01/12 – MBIA Insured	1/08 at 102.00	AAA		1,527,560

800	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 5.700%, 9/01/11 (Pre-refunded 9/01/09)	9/09 at 101.00	Baa3	(5)	835,616

250	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3		225,980
4,990	Total California				4,908,183
	Colorado – 5.9%

750	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2006B, 5.000%, 12/01/23 – RAAI Insured	12/16 at 100.00	AA		741,863

250	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004, 5.000%, 1/15/17	1/15 at 100.00	BBB+		253,025

1,000	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car Projects, Series 1999A, 6.000%, 1/01/13 – MBIA Insured (Alternative Minimum Tax)	1/09 at 101.00	AAA		1,033,720

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
370	0.000%, 9/01/28 – MBIA Insured	9/20 at 63.98	AAA		122,648
2,000	0.000%, 3/01/36 – MBIA Insured	No Opt. Call	AAA		425,920

2,000	Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A, 0.000%, 1/01/12 – MBIA Insured	No Opt. Call	AAA		1,733,999

160	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B, 0.000%, 6/15/27 (Pre-refunded 6/15/11) – AMBAC Insured	6/11 at 38.04	AAA		54,120
6,530	Total Colorado				4,365,295
	District of Columbia – 0.5%

255	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.500%, 6/01/10 – MBIA Insured	No Opt. Call	AAA		274,196

130	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.000%, 10/01/21 (Pre-refunded 10/01/08) – AMBAC Insured	10/08 at 101.00	AAA		133,233
385	Total District of Columbia				407,429
	Florida – 1.2%

500	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/11	No Opt. Call	AA		530,755

350	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds, Mayo Clinic, Series 2001A, 5.500%, 11/15/36	11/11 at 101.00	AA		363,668
850	Total Florida				894,423
	Idaho – 0.1%
60	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1997D, 5.950%, 7/01/09 (Alternative Minimum Tax)	1/08 at 101.00	Aa3		61,326
	Illinois – 5.4%

745	Bolingbrook, Will and DuPage Counties, Illinois, Residential Mortgage Revenue Bonds, Series 1979, 7.500%, 8/01/10 – FGIC Insured (ETM)	No Opt. Call	AAA		793,894

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
2,205	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	AAA		980,255
2,205	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	AAA		748,642

33

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund (continued)

December 31, 2007

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (4)		Value

	Illinois (continued)

	Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of Chicago, Series 1998:
$270	5.200%, 8/01/11 (Pre-refunded 8/01/08)	8/08 at 100.00	Baa2	(5)	$273,332
200	5.250%, 8/01/12 (Pre-refunded 8/01/08)	8/08 at 100.00	Baa2	(5)	202,526
580	5.300%, 8/01/13 (Pre-refunded 8/01/08)	8/08 at 100.00	Baa2	(5)	587,488

125	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 6.000%, 5/15/10	No Opt. Call	Baa2		129,036

250	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A, 6.000%, 7/01/17	7/12 at 100.00	A–		264,915
6,580	Total Illinois				3,980,088
	Indiana – 1.5%

300	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/24	4/14 at 100.00	N/R		286,062

860	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series 1998A, 4.625%, 8/15/28 – MBIA Insured	2/08 at 101.00	AAA		828,937
1,160	Total Indiana				1,114,999
	Iowa – 1.3%

970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.000%, 7/01/19	7/16 at 100.00	BBB–		946,400
	Louisiana – 0.5%

340	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA		353,943
	Maine – 0.4%

255	Winslow, Maine, General Obligation Tax Increment Financing Bonds, Crowe Rope Industries, Series 1997A, 6.000%, 3/01/11 – MBIA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA		260,615
	Massachusetts – 1.9%

885	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB		888,398

495	Massachusetts Turnpike Authority, Western Turnpike Revenue Bonds, Series 1997A, 5.550%, 1/01/17 – MBIA Insured	1/08 at 100.00	AAA		502,529
1,380	Total Massachusetts				1,390,927
	Michigan – 2.1%

540	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 – XLCA Insured	4/13 at 100.00	AAA		572,303

465	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2005B, 5.000%, 7/15/11	No Opt. Call	AA		486,176

540	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.000%, 8/15/13	8/08 at 101.00	BB–		535,540
1,545	Total Michigan				1,594,019
	Minnesota – 0.7%

500	Minnesota, General Obligation Bonds, Series 1998, 5.000%, 11/01/17 (Pre-refunded 11/01/08)	11/08 at 100.00	AAA		508,420
	Mississippi – 0.7%

500	Mississippi Development Bank, Revenue Bonds, Mississippi Municipal Energy Agency, Mississippi Power, Series 2006A, 5.000%, 3/01/21 – XLCA Insured	3/16 at 100.00	AAA		517,415
	Missouri – 1.2%

1,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AAA		392,330

34

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (4)	Value

	Missouri (continued)

$500	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/21 – MBIA Insured	1/16 at 100.00	AAA	$526,770
1,500	Total Missouri			919,100
	Nevada – 0.7%

480	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003, 5.125%, 7/01/17 – AMBAC Insured	7/13 at 100.00	AAA	517,723

15	Nevada Housing Division, Single Family Mortgage Bonds, Mezzanine Series 1997B-1, 6.000%, 4/01/15 (Alternative Minimum Tax)	4/08 at 101.00	Aa3	15,160
495	Total Nevada			532,883
	New Jersey – 1.1%

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.250%, 12/15/22 – FSA Insured	No Opt. Call	AAA	565,300

245	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	262,816
745	Total New Jersey			828,116
	New York – 3.4%

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	AAA	529,740

400	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	2/08 at 101.00	AA	404,740

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
1,000	5.500%, 6/01/15	6/10 at 100.00	AA–	1,042,510
500	5.500%, 6/01/16	6/11 at 100.00	AA–	527,715
2,400	Total New York			2,504,705
	North Carolina – 0.8%

580	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1980, 10.500%, 1/01/10 (ETM)	No Opt. Call	AAA	621,540
	Ohio – 1.7%

250	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 5.750%, 1/01/22	7/13 at 100.00	AA–	266,643

1,000	Lorain County, Ohio, Healthcare Facilities Revenue Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%, 2/01/12	2/08 at 101.00	BBB+	1,009,900
1,250	Total Ohio			1,276,543
	Oklahoma – 0.7%

470	Edmond Public Works Authority, Oklahoma, Utility System Revenue Refunding Bonds, Series 1999, 5.600%, 7/01/19 (Pre-refunded 7/01/09) – AMBAC Insured	7/09 at 100.00	AAA	487,827
	Oregon – 0.5%

365	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2004H, 5.125%, 1/01/29 (Alternative Minimum Tax)	1/14 at 100.00	Aa2	374,468
	Pennsylvania – 0.9%

260	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 – FGIC Insured	10/13 at 100.00	Aaa	284,801

360	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Health System Revenue Bonds, Series 1998A, Jefferson Health System, 5.125%, 5/15/21 – MBIA Insured	5/08 at 101.00	AAA	365,159
620	Total Pennsylvania			649,960
	South Carolina – 3.6%

250	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/20	12/14 at 100.00	A	259,975

35

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund (continued)

December 31, 2007

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (4)		Value

	South Carolina (continued)

$1,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)	12/12 at 101.00	AA–	(5)	$1,123,740

500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/20 – MBIA Insured	8/14 at 100.00	AAA		529,610

775	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22	5/11 at 101.00	BBB		790,756
2,525	Total South Carolina				2,704,081
	Texas – 4.9%

2,000	Abilene Higher Education Authority, Inc., Texas, Student Loan Revenue Bonds, Subordinate Series 1998B, 5.050%, 7/01/13 (Alternative Minimum Tax)	11/08 at 100.00	Aa3		2,014,075

500	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%, 12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured	12/11 at 100.00	AAA		533,725

1,550	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H, 0.000%, 11/15/30 – MBIA Insured	No Opt. Call	AAA		504,293

630	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	AAA		195,489

335	Live Oak, Texas, General Obligation Bonds, Series 2004, 5.250%, 8/01/20 – MBIA Insured	8/14 at 100.00	Aaa		362,641
5,015	Total Texas				3,610,223
	Utah – 0.6%

260	Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series 2005, 5.000%, 6/01/24 – RAAI Insured	6/15 at 100.00	AA		260,468

200	Utah State Board of Regents, Student Loan Revenue Bonds, Series 1995N, 6.000%, 5/01/08 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	AAA		200,360
460	Total Utah				460,828
	Virginia – 1.5%

250	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Refunding Bonds, Inova Health System, Series 1998A, 5.000%, 8/15/25	2/08 at 101.00	AA+		250,758

830	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds, Series 1998B, 5.000%, 10/01/28 – MBIA Insured (Alternative Minimum Tax)	10/08 at 101.00	AAA		833,104
1,080	Total Virginia				1,083,862
	Washington – 3.3%

1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured	2/09 at 101.00	AAA		1,260,328

465	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds, Series 2004, 5.000%, 9/01/22 – FGIC Insured	9/14 at 100.00	AAA		485,172

675	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB		697,444
2,400	Total Washington				2,442,944
	West Virginia – 0.6%

500	West Virginia Hospital Finance Authority, Revenue Bonds, United Hospital Center Inc. Project, Series 2006A, 4.500%, 6/01/26 – AMBAC Insured	6/16 at 100.00	AAA		481,480

36

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (4)	Value

	Wisconsin – 0.7%

$520	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.375%, 6/01/32	6/12 at 100.00	BBB	$527,335
$47,945	Total Municipal Bonds (cost $41,078,309)			41,723,908
	Total Investments (cost $68,046,475) – 98.5%			73,077,560

	Other Assets Less Liabilities – 1.5%			1,137,677

	Net Assets – 100%			$74,215,237

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of December 31, 2007. During December 2007, at least one rating agency reduced the rating for ACA bonds to CCC. Subsequent to December 31, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for FGIC-insured bonds to A3. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

37

Portfolio of Investments (Unaudited)

Nuveen Balanced Stock and Bond Fund

December 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 58.5%

	Aerospace & Defense – 1.2%

11,600	Honeywell International Inc.	$714,212
	Beverages – 3.2%

13,700	Coca-Cola Company	840,769

13,350	PepsiCo, Inc.	1,013,265
	Total Beverages	1,854,034
	Building Products – 0.9%

24,900	Masco Corporation	538,089
	Capital Markets – 5.6%

22,113	Bank of New York Company, Inc.	1,078,230

32,950	JPMorgan Chase & Co.	1,438,268

12,904	Morgan Stanley	685,331
	Total Capital Markets	3,201,829
	Chemicals – 1.7%

22,350	E.I. Du Pont de Nemours and Company	985,412
	Commercial Banks – 3.2%

20,700	Bank of America Corporation	854,082

32,800	Wells Fargo & Company	990,232
	Total Commercial Banks	1,844,314
	Communications Equipment – 2.7%

29,900	Cisco Systems, Inc., (2)	809,393

46,650	Motorola, Inc.	748,266
	Total Communications Equipment	1,557,659
	Computers & Peripherals – 0.7%

6,950	Hewlett-Packard Company	350,836
	Consumer Finance – 0.9%

11,000	Capital One Financial Corporation	519,860
	Diversified Telecommunication Services – 2.5%

34,895	AT&T Inc.	1,450,236
	Electronic Equipment & Instruments – 1.0%

15,350	Tyco Electronics, Limited, (2)	569,946
	Food & Staples Retailing – 1.7%

24,400	CVS Caremark Corporation	969,900
	Health Care Equipment & Supplies – 1.1%

14,000	Covidien Limited, (2)	620,060
	Hotels, Restaurants & Leisure – 0.4%

11,569	Intercontinental Hotels Group PLC, ADR	201,301
	Household Products – 2.0%

15,950	Procter & Gamble Company	1,171,049
	Industrial Conglomerates – 3.2%

33,850	General Electric Company	1,254,820

8,250	Textron Inc.	588,225
	Total Industrial Conglomerates	1,843,045

38

Shares	Description (1)	Value

	Insurance – 2.8%

11,150	Ace Limited	$688,847

16,100	American International Group, Inc.	938,630
	Total Insurance	1,627,477
	Media – 1.8%

23,550	Viacom Inc., Class B, (2)	1,034,316
	Multiline Retail – 0.8%

8,900	Target Corporation	445,000
	Oil, Gas & Consumable Fuels – 7.9%

10,450	Exxon Mobil Corporation	979,061

3,700	Hess Corporation	373,182

13,050	Occidental Petroleum Corporation	1,004,720

17,400	Total SA, Sponsored ADR	1,437,240

15,188	XTO Energy, Inc.	780,030
	Total Oil, Gas & Consumable Fuels	4,574,233
	Paper & Forest Products – 1.2%

21,450	International Paper Company	694,551
	Pharmaceuticals – 6.9%

20,400	Bristol-Myers Squibb Company	541,008

21,250	Merck & Co. Inc.	1,234,837

20,250	Norvatis AG, ADR	1,099,777

5,200	Schering-Plough Corporation	138,528

21,900	Wyeth	967,761
	Total Pharmaceuticals	3,981,911
	Real Estate – 0.9%

29,150	Host Hotels & Resorts Inc.	496,715
	Road & Rail – 1.2%

14,100	Norfolk Southern Corporation	711,203
	Semiconductors & Equipment – 1.4%

24,650	Texas Instruments Incorporated	823,310
	Wireless Telecommunication Services – 1.6%

24,900	Vodafone Group PLC, Sponsored ADR	929,268
	Total Common Stocks (cost $29,031,307)	33,709,766

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 37.8%

$2,935	United States of America Treasury Bonds	7.250%	5/15/16	$3,610,053

2,150	United States of America Treasury Bonds	7.250%	8/15/22	2,792,313

1,480	United States of America Treasury Bonds	6.000%	2/15/26	1,751,951

3,675	United States of America Treasury Notes	4.750%	11/15/08	3,717,494

2,170	United States of America Treasury Notes	3.875%	5/15/09	2,193,397

3,880	United States of America Treasury Notes	5.750%	8/15/10	4,141,295

3,435	United States of America Treasury Notes	4.250%	11/15/13	3,562,473
$19,725	Total U.S. Government and Agency Obligations (cost $20,487,358)			21,768,976

39

Portfolio of Investments (Unaudited)

Nuveen Balanced Stock and Bond Fund (continued)

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.3%

$1,937	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07, repurchase price $1,936,683, collateralized by $1,420,000 U.S. Treasury Bonds, 7.625%, due 2/15/25, value $1,980,900	1.000%	1/02/08	$1,936,575
	Total Short-Term Investments (cost $1,936,575)			1,936,575

	Total Investments (cost $51,455,240) – 99.6%			57,415,317

	Other Assets Less Liabilities – 0.4%			221,343

	Net Assets – 100%			$57,636,660

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

40

Statement of Assets and Liabilities (Unaudited)

December 31, 2007

	Large-Cap Value	Municipal and Stock	Stock and Bond
Assets
Investments, at value (cost $473,420,093, $68,046,475 and $51,455,240, respectively)	$530,562,690	$73,077,560	$57,415,317
Receivables:
Dividends	917,665	57,794	62,607
Interest	206	629,404	256,463
Investments sold	40,354,934	1,447,292	129,223
Reclaims	57,354	3,696	4,014
Shares sold	373,690	97,461	3,150
Other assets	170,456	30,601	16,894
Total assets	572,436,995	75,343,808	57,887,668
Liabilities
Cash Overdraft	—	777,859	—
Payables:
Investments purchased	40,995,605	107,570	115,636
Shares redeemed	527,553	107,252	56,379
Accrued expenses:
Management fees	327,543	46,766	2,183
12b-1 distribution and service fees	135,418	24,561	18,921
Other	424,123	64,563	57,889
Total liabilities	42,410,242	1,128,571	251,008
Net assets	$530,026,753	$74,215,237	$57,636,660
Class A Shares
Net assets	$458,206,500	$58,585,894	$32,994,988
Shares outstanding	18,310,502	2,377,687	1,345,971
Net asset value per share	$25.02	$24.64	$24.51
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$26.55	$26.14	$26.01
Class B Shares
Net assets	$13,440,706	$4,741,053	$5,780,054
Shares outstanding	550,534	179,802	235,857
Net asset value and offering price per share	$24.41	$26.37	$24.51
Class C Shares
Net assets	$29,491,346	$9,414,556	$8,065,114
Shares outstanding	1,210,197	357,498	328,811
Net asset value and offering price per share	$24.37	$26.33	$24.53
Class R Shares
Net assets	$28,888,201	$1,473,734	$10,796,504
Shares outstanding	1,150,328	61,442	440,450
Net asset value and offering price per share	$25.11	$23.99	$24.51

Net Assets Consist of:
Capital paid-in	$440,581,326	$68,228,223	$51,256,389
Undistributed (Over-distribution of) net investment income	528,043	165,878	(297,427)
Accumulated net realized gain (loss) from investments and foreign currencies	31,774,787	790,051	717,621
Net unrealized appreciation (depreciation) of investments	57,142,597	5,031,085	5,960,077
Net assets	$530,026,753	$74,215,237	$57,636,660

See accompanying notes to financial statements.

41

Statement of Operations (Unaudited)

Six-Months Ended December 31, 2007

	Large-Cap Value	Municipal and Stock	Stock and Bond
Investment Income
Dividends (net of foreign tax withheld of $35,583, $1,189 and $1,293, respectively)	$6,289,288	$370,577	$399,394
Interest	213,867	1,042,517	569,235
Total investment income	6,503,155	1,413,094	968,629
Expenses
Management fees	2,214,227	282,457	215,333
12b-1 service fees – Class A	603,350	75,899	41,997
12b-1 distribution and service fees – Class B	77,427	27,140	30,544
12b-1 distribution and service fees – Class C	152,266	46,549	40,307
Shareholders’ servicing agent fees and expenses	306,204	29,274	29,858
Custodian’s fees and expenses	49,548	12,709	10,853
Trustees’ fees and expenses	5,801	939	621
Professional fees	44,263	9,720	7,279
Shareholders’ reports – printing and mailing expenses	97,102	8,342	8,052
Federal and state registration fees	60,706	42,469	52,869
Other expenses	12,490	1,701	1,268
Total expenses before custodian fee credit and expense reimbursement	3,623,384	537,199	438,981
Custodian fee credit	(3,018)	(5,260)	(770)
Expense reimbursement	—	—	(37,705)
Net expenses	3,620,366	531,939	400,506
Net investment income	2,882,789	881,155	568,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	52,775,343	2,000,628	2,052,091
Change in net unrealized appreciation (depreciation) of investments	(60,868,614)	(2,891,325)	(1,777,182)
Net realized and unrealized gain (loss)	(8,093,271)	(890,697)	274,909
Net increase (decrease) in net assets from operations	$(5,210,482)	$(9,542)	$843,032

See accompanying notes to financial statements.

42

Statement of Changes in Net Assets (Unaudited)

	Large-Cap Value
	Six Months Ended 12/31/07	Year Ended 6/30/07
Operations
Net investment income	$2,882,789	$6,412,687
Net realized gain (loss) from investments	52,775,343	76,534,871
Change in net unrealized appreciation (depreciation) of investments	(60,868,614)	24,730,433
Net increase (decrease) in net assets from operations	(5,210,482)	107,677,991
Distributions to Shareholders
From net investment income:
Class A	(5,435,774)	(4,392,794)
Class B	(43,212)	(42,199)
Class C	(93,919)	(57,080)
Class R	(424,963)	(345,055)
From accumulated net realized gains:
Class A	(69,843,284)	(40,781,978)
Class B	(2,094,917)	(2,008,149)
Class C	(4,505,945)	(2,703,325)
Class R	(4,268,174)	(2,473,004)
Decrease in net assets from distributions to shareholders	(86,710,188)	(52,803,584)
Fund Share Transactions
Proceeds from sale of shares	23,329,089	31,514,790
Proceeds from shares issued to shareholders due to reinvestment of distributions	63,940,890	38,522,404
	87,269,979	70,037,194
Cost of shares redeemed	(38,399,324)	(73,645,052)
Net increase (decrease) in net assets from Fund share transactions	48,870,655	(3,607,858)
Net increase (decrease) in net assets	(43,050,015)	51,266,549
Net assets at the beginning of period	573,076,768	521,810,219
Net assets at the end of period	$530,026,753	$573,076,768
Undistributed (Over-distribution of) net investment income at the end of period	$528,043	$3,643,122

See accompanying notes to financial statements.

43

Statement of Changes in Net Assets (Unaudited)

	Municipal and Stock		Stock and Bond
	Six Months Ended 12/31/07	Year Ended 6/30/07	Six Months Ended 12/31/07	Year Ended 6/30/07
Operations
Net investment income	$881,155	$1,966,431	$568,123	$1,175,779
Net realized gain (loss) from investments	2,000,628	4,718,378	2,052,091	5,193,418
Change in net unrealized appreciation (depreciation) of investments	(2,891,325)	1,283,251	(1,777,182)	1,270,350
Net increase (decrease) in net assets from operations	(9,542)	7,968,060	843,032	7,639,547
Distributions to Shareholders
From net investment income:
Class A	(983,001)	(1,623,074)	(370,060)	(764,847)
Class B	(36,863)	(146,444)	(42,826)	(108,071)
Class C	(63,726)	(162,325)	(58,795)	(119,957)
Class R	(29,725)	(44,672)	(134,940)	(264,636)
From accumulated net realized gains:
Class A	(1,673,617)	—	(2,893,413)	(1,958,406)
Class B	(125,373)	—	(506,849)	(431,620)
Class C	(244,548)	—	(713,526)	(477,052)
Class R	(42,817)	—	(925,907)	(600,140)
Decrease in net assets from distributions to shareholders	(3,199,670)	(1,976,515)	(5,646,316)	(4,724,729)
Fund Share Transactions
Proceeds from sale of shares	3,176,967	8,065,057	5,613,881	8,200,987
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,600,700	1,445,739	4,358,173	3,273,179
	5,777,667	9,510,796	9,972,054	11,474,166
Cost of shares redeemed	(6,733,752)	(15,049,637)	(5,811,871)	(11,358,671)
Net increase (decrease) in net assets from Fund share transactions	(956,085)	(5,538,841)	4,160,183	115,495
Net increase (decrease) in net assets	(4,165,297)	452,704	(643,101)	3,030,313
Net assets at the beginning of period	78,380,534	77,927,830	58,279,761	55,249,448
Net assets at the end of period	$74,215,237	$78,380,534	$57,636,660	$58,279,761
Undistributed (Over-distribution of) net investment income at the end of period	$165,878	$398,038	$(297,427)	$(258,929)

See accompanying notes to financial statements.

44

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Large-Cap Value Fund (“Large-Cap Value”), Nuveen Balanced Municipal and Stock Fund (“Municipal and Stock”) and Nuveen Balanced Stock and Bond Fund (“Stock and Bond”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust in 1996.

On July 31, 2007, the Board of Trustees of Large-Cap Value approved Nuveen HydePark Investment Strategies, LLC (“HydePark”) and Symphony Asset Management (“Symphony”) as additional sub-advisors for the Fund. The sub-advisory agreements took effect on November 16, 2007.

Large-Cap Value invests primarily in a diversified portfolio of large and mid-cap equities of domestic companies in an attempt to provide capital growth. Effective November 16, 2007, the Fund’s new investment objective is to invest primarily in large capitalization value stocks in an attempt to provide investors with long-term capital appreciation.

Municipal and Stock invests in a mix of equities and tax-exempt securities in an attempt to provide capital growth, capital preservation and current tax-exempt income.

Stock and Bond invests in a mix of equities, taxable bonds and cash equivalents in an attempt to provide capital growth, capital preservation and current income.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. The prices of fixed-income securities are generally provided by an independent pricing service approved by the Funds’ Board of Trustees. When price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant by the pricing service or the Board of Trustees’ designee. If the pricing service is unable to supply a price for a fixed-income security, the Funds may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At December 31, 2007, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Taxable net investment income is declared and distributed to shareholders annually for Large-Cap Value and Municipal and Stock, and quarterly for Stock and Bond. Tax-exempt net investment income is declared as a dividend monthly for Municipal and Stock. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal

45

Notes to Financial Statements (Unaudited) (continued)

Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. In addition, Municipal and Stock intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Effective December 31, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 ‘‘Accounting for Uncertainty in Income Taxes’’ (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is ‘‘more-likely-than-not’’ (i.e. greater than 50-percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e. the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds’ net assets or results of operations as of and during the six months ended December 31, 2007.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Foreign Currency Transactions

The Funds are authorized to engage in foreign currency exchange transactions, including foreign currency forward, options and futures contracts. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses resulting from changes in foreign exchange rates are included in “Realized gain (loss) on investments and foreign currencies” on the Statement of Operations.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

Derivative Financial Instruments

The Funds are authorized to invest in certain derivative financial instruments, including futures, forwards and swap transactions. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended December 31, 2007.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

46

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by changes for any days on which the Funds overdraw their account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

	Large-Cap Value
	Six Months Ended 12/31/07		Year Ended 6/30/07
	Shares	Amount	Shares	Amount
Shares sold:
Class A	566,017	$15,165,360	589,796	$16,843,317
Class A – automatic conversion of Class B shares	53,412	1,589,336	211,410	6,045,121
Class B	40,840	1,086,731	52,323	1,446,438
Class C	126,755	3,219,722	120,847	3,341,766
Class R	76,836	2,267,940	132,239	3,838,148
Shares issued to shareholders due to reinvestment of distributions:
Class A	2,239,190	55,694,389	1,181,266	33,095,021
Class B	57,503	1,382,960	45,561	1,242,036
Class C	102,686	2,465,511	52,581	1,430,796
Class R	175,694	4,398,030	97,833	2,754,551
	3,438,933	87,269,979	2,483,856	70,037,194
Shares redeemed:
Class A	(903,538)	(26,088,496)	(1,799,554)	(51,667,507)
Class B	(123,639)	(3,580,198)	(264,126)	(7,395,984)
Class B – automatic conversion to Class A shares	(54,799)	(1,589,336)	(216,354)	(6,045,121)
Class C	(85,656)	(2,426,468)	(185,679)	(5,219,044)
Class R	(158,539)	(4,714,826)	(114,704)	(3,317,396)
	(1,326,171)	(38,399,324)	(2,580,417)	(73,645,052)
Net increase (decrease)	2,112,762	$48,870,655	(96,561)	$(3,607,858)

47

Notes to Financial Statements (Unaudited) (continued)

	Municipal and Stock
	Six Months Ended 12/31/07		Year Ended 6/30/07
	Shares	Amount	Shares	Amount
Shares sold:
Class A	70,978	$1,818,832	132,891	$3,330,489
Class A – automatic conversion of Class B shares	13,046	334,365	125,746	3,112,482
Class B	4,481	119,731	4,823	128,147
Class C	33,464	900,912	46,026	1,232,209
Class R	126	3,127	10,720	261,730
Shares issued to shareholders due to reinvestment of distributions:
Class A	89,982	2,239,248	49,523	1,240,603
Class B	3,661	96,933	3,088	81,876
Class C	8,252	217,892	4,061	107,905
Class R	1,927	46,627	627	15,355
	225,917	5,777,667	377,505	9,510,796
Shares redeemed:
Class A	(186,894)	(4,755,335)	(351,285)	(8,742,712)
Class B	(32,288)	(879,372)	(95,718)	(2,546,404)
Class B – automatic conversion to Class A shares	(12,289)	(334,365)	(118,476)	(3,112,482)
Class C	(26,870)	(733,185)	(23,453)	(626,412)
Class R	(1,250)	(31,495)	(901)	(21,627)
	(259,591)	(6,733,752)	(589,833)	(15,049,637)
Net increase (decrease)	(33,674)	$(956,085)	(212,328)	$(5,538,841)

	Stock and Bond
	Six Months Ended 12/31/07		Year Ended 6/30/07
	Shares	Amount	Shares	Amount
Shares sold:
Class A	109,682	$2,904,917	128,966	$3,383,402
Class A – automatic conversion of Class B shares	8,870	238,442	55,247	1,445,056
Class B	17,146	452,749	40,699	1,071,284
Class C	60,893	1,586,383	59,994	1,587,859
Class R	16,169	431,390	27,154	713,386
Shares issued to shareholders due to reinvestment of distributions:
Class A	103,023	2,540,363	75,480	1,957,274
Class B	15,866	389,107	11,549	299,017
Class C	13,145	322,454	8,569	222,038
Class R	44,793	1,106,249	30,646	794,850
	389,587	9,972,054	438,304	11,474,166
Shares redeemed:
Class A	(129,456)	(3,446,404)	(212,229)	(5,555,552)
Class B	(26,833)	(715,095)	(75,390)	(1,986,262)
Class B – automatic conversion to Class A shares	(8,878)	(238,442)	(55,290)	(1,445,056)
Class C	(32,874)	(861,672)	(69,756)	(1,833,807)
Class R	(20,430)	(550,258)	(20,594)	(537,994)
	(218,471)	(5,811,871)	(433,259)	(11,358,671)
Net increase (decrease)	171,116	$4,160,183	5,045	$115,495

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) for the six months ended December 31, 2007, were as follows:

	Large-Cap Value	Municipal and Stock	Stock and Bond
Purchases:
Investment securities	$475,533,409	$14,459,873	$10,680,072
U.S. Government and agency obligations	—	—	2,193,734
Sales and maturities:
Investment securities	511,450,790	16,590,177	11,750,065
U.S. Government and agency obligations	—	—	3,605,930

48

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on debt securities, if any, timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At December 31, 2007, the cost of investments was as follows:

	Large-Cap Value	Municipal and Stock	Stock and Bond
Cost of investments	$475,353,307	$68,131,949	$51,921,126

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

	Large-Cap Value	Municipal and Stock	Stock and Bond
Gross unrealized:
Appreciation	$68,035,870	$6,414,285	$6,888,067
Depreciation	(12,826,487)	(1,468,674)	(1,393,876)
Net unrealized appreciation (depreciation) of investments	$55,209,383	$4,945,611	$5,494,191

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at June 30, 2007, the Funds’ last tax year end, were as follows:

	Large-Cap Value	Municipal and Stock	Stock and Bond
Undistributed net tax-exempt income*	$—	$321,995	$—
Undistributed net ordinary income**	18,422,846	164,451	1,217,034
Undistributed net long-term capital gains	46,865,250	992,556	3,043,511

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared on June 8, 2007 for Municipal and Stock and June 28, 2007, for Stock and Bond, both of which were paid on July 2, 2007.

**	Net ordinary income consists of net taxable income derived from dividends, interest, market discount accretion and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended June 30, 2007, was designated for purposes of the dividends paid deduction as follows:

	Large-Cap Value	Municipal and Stock	Stock and Bond
Distributions from net tax-exempt income	$—	$1,421,668	$—
Distributions from net ordinary income**	18,894,924	559,542	2,176,221
Distributions from net long-term capital gains	33,908,660	—	2,460,933
**	Net ordinary income consists of net taxable income derived from dividends, interest, market discount accretion and net short-term capital gains, if any.

5. Management Fee and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

49

Notes to Financial Statements (Unaudited) (continued)

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Large-Cap Value Fund-Level Fee Rate	Municipal and Stock Fund-Level Fee Rate	Stock and Bond Fund-Level Fee Rate
For the first $125 million	.6500%	.5500%	.5500%
For the next $125 million	.6375	.5375	.5375
For the next $250 million	.6250	.5250	.5250
For the next $500 million	.6125	.5125	.5125
For the next $1 billion	.6000	.5000	.5000
For net assets over $2 billion	.5750	.4750	.4750

Effective November 14, 2007, the annual fund-level fee, payable monthly, for Large-Cap Value is based upon the average daily net assets of the Fund as follows:

Average Daily Net Assets	Large-Cap Value Fund-Level Fee Rate
For the first $125 million	.5500%
For the next $125 million	.5375
For the next $250 million	.5250
For the next $500 million	.5125
For the next $1 billion	.5000
For net assets over $2 billion	.4750

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the tables below. As of December 31, 2007, the complex-level fee rate was .1846%.

Effective August 20, 2007, the complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

Prior to August 20, 2007, the complex-level fee schedule was as follows:

Complex-Level Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1698
$125 billion	.1617
$200 billion	.1536
$250 billion	.1509
$300 billion	.1490

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

50

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. During the period the Adviser either had or entered into Sub-Advisory Agreements with HydePark, Symphony and Institutional Capital LLC (“ICAP”). HydePark, Symphony and ICAP manage Large-Cap Value’s investment portfolio. ICAP also manages Municipal and Stock’s and Stock and Bond’s equity investments. ICAP is compensated for its services to the Funds from the management fee paid to the Adviser. HydePark and Symphony are compensated for their services to Large-Cap Value from the management fee paid to the Adviser.

Prior to November 14, 2007, the Adviser agreed to waive part of its management fees or reimburse certain expenses of Large-Cap Value through October 31, 2008, in order to limit total operating expenses (excluding 12b-1 distribution and service fees, interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.20% of the average daily net assets. Effective November 14, 2007, the Adviser agreed to waive part of its management fees or reimburse certain expenses of Large-Cap Value through October 31, 2010, in order to limit total operating expenses (excluding 12b-1 distribution and service fees, interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 0.95% of the average daily net assets and from exceeding 1.20% after October 31, 2010.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of Municipal and Stock and Stock and Bond through October 31, 2008, in order to limit total operating expenses (excluding 12b-1 distribution and service fees, interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.00% and 1.00%, respectively, of the average daily net assets.

The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

During the six months ended December 31, 2007, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Large-Cap Value	Municipal and Stock	Stock and Bond
Sales charges collected	$51,813	$17,864	$58,150
Paid to financial intermediaries	45,532	15,661	51,139

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended December 31, 2007, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Large-Cap Value	Municipal and Stock	Stock and Bond
Commission advances	$9,460	$4,078	$5,689

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended December 31, 2007, the Distributor retained such 12b-1 fees as follows:

	Large-Cap Value	Municipal and Stock	Stock and Bond
12b-1 fees retained	$69,074	$26,665	$27,319

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

51

Notes to Financial Statements (Unaudited) (continued)

The Distributor also collected and retained CDSC on share redemptions during the six months ended December 31, 2007, as follows:

	Large-Cap Value	Municipal and Stock	Stock and Bond
CDSC retained	$15,368	$4,152	$7,781

Agreement and Plan of Merger

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger (“Merger Agreement”) with Windy City Investments, Inc. (“Windy City”), a corporation formed by investors led by Madison Dearborn Partners, LLC (“Madison Dearborn”), pursuant to which Windy City would acquire Nuveen Investments. Madison Dearborn is a private equity investment firm based in Chicago, Illinois. The merger was consummated on November 13, 2007.

The consummation of the merger was deemed to be an “assignment” (as that term is defined in the Investment Company Act of 1940) of the investment management agreement between each Fund and the Adviser and, if applicable, each sub-advisory agreement between the Adviser and any sub-adviser of the Fund, and resulted in the automatic termination of each such agreement. The Board of Trustees of each Fund considered and approved a new investment management agreement with the Adviser, and, if applicable, a new sub-advisory agreement between the Adviser and any sub-adviser on the same terms as the previous agreements. Each new ongoing investment management agreement and sub-advisory agreement, if applicable, was approved by the shareholders of each Fund and took effect on November 13, 2007.

The investors led by Madison Dearborn includes an affiliate of Merrill Lynch. As a result, Merrill Lynch is an indirect “affiliated person” (as that term is defined in the Investment Company Act of 1940) of each Fund. Certain conflicts of interest may arise as a result of such indirect affiliation. For example, the Funds are generally prohibited from entering into principal transactions with Merrill Lynch and its affiliates. The Adviser does not believe that any such prohibitions or limitations as a result of Merrill Lynch’s affiliation will significantly impact the ability of the Funds to pursue their investment objectives and policies.

Related Party Holdings

At December 31, 2007, the Large-Cap Value owned 18,200, shares of Merrill Lynch and Co., Inc. common stock with a market value of $976,976.

6. New Accounting Pronouncement

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. Subsequent Events

Distributions to Shareholders

Municipal and Stock declared a dividend distribution from its tax-exempt net investment income which was paid on February 1, 2008, to shareholders of record on January 30, 2008, as follows:

Municipal and Stock
Dividend per share:
Class A	$.0425
Class B	.0320
Class C	.0320
Class R	.0455

52

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
LARGE-CAP VALUE											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended June 30,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (8/96)
2008(e)	$30.05	$.16	$(.50)	$(.34)	$(.30)	$(4.39)	$(4.69)	$25.02	(.87)%	$458,207	1.24	%*	1.07	%*	1.24	%*	1.07	%*	1.24	%*	1.07	%*	87%
2007	27.23	.35	5.33	5.68	(.26)	(2.60)	(2.86)	30.05	21.71	491,489	1.25		1.22		1.25		1.22		1.25		1.22		75
2006	25.58	.22	3.26	3.48	(.23)	(1.60)	(1.83)	27.23	13.97	440,403	1.28		.83		1.28		.83		1.28		.83		81
2005	23.41	.32	2.13	2.45	(.28)	—	(.28)	25.58	10.51	416,407	1.31		1.31		1.31		1.31		1.31		1.31		81
2004	19.93	.12	3.44	3.56	(.08)	—	(.08)	23.41	17.90	434,121	1.36		.56		1.36		.56		1.36		.56		85
2003	21.35	.08	(1.43)	(1.35)	(.07)	—	(.07)	19.93	(6.28)	445,050	1.45		.45		1.45		.45		1.45		.45		90
Class B (8/96)
2008(e)	29.32	.05	(.49)	(.44)	(.08)	(4.39)	(4.47)	24.41	(1.24)	13,441	1.99	*	.32	*	1.99	*	.32	*	1.99	*	.32	*	87
2007	26.64	.12	5.21	5.33	(.05)	(2.60)	(2.65)	29.32	20.77	18,491	2.00		.44		2.00		.44		2.00		.44		75
2006	25.06	.02	3.20	3.22	(.04)	(1.60)	(1.64)	26.64	13.13	26,995	2.03		.08		2.03		.08		2.03		.08		81
2005	22.95	.14	2.08	2.22	(.11)	—	(.11)	25.06	9.66	45,224	2.06		.57		2.06		.57		2.06		.57		81
2004	19.62	(.04)	3.37	3.33	—	—	—	22.95	16.97	56,486	2.11		(.18)		2.11		(.18)		2.11		(.18)		85
2003	21.08	(.06)	(1.40)	(1.46)	—	—	—	19.62	(6.93)	55,129	2.21		(.31)		2.21		(.31)		2.21		(.31)		90
Class C (8/96)
2008(e)	29.27	.05	(.48)	(.43)	(.08)	(4.39)	(4.47)	24.37	(1.24)	29,491	1.99	*	.32	*	1.99	*	.32	*	1.99	*	.33	*	87
2007	26.60	.13	5.19	5.32	(.05)	(2.60)	(2.65)	29.27	20.80	31,219	2.00		.47		2.00		.47		2.00		.47		75
2006	25.02	.02	3.20	3.22	(.04)	(1.60)	(1.64)	26.60	13.15	28,692	2.03		.08		2.03		.08		2.03		.08		81
2005	22.92	.14	2.07	2.21	(.11)	—	(.11)	25.02	9.63	30,691	2.06		.57		2.06		.57		2.06		.57		81
2004	19.58	(.04)	3.38	3.34	—	—	—	22.92	17.06	43,607	2.11		(.18)		2.11		(.18)		2.11		(.18)		85
2003	21.04	(.06)	(1.40)	(1.46)	—	—	—	19.58	(6.94)	42,105	2.21		(.31)		2.21		(.31)		2.21		(.31)		90
Class R (8/96)
2008(e)	30.18	.20	(.51)	(.31)	(.37)	(4.39)	(4.76)	25.11	(.75)	28,888.99		*	1.32	*	.99	*	1.32	*	.99	*	1.32	*	87
2007	27.33	.43	5.35	5.78	(.33)	(2.60)	(2.93)	30.18	22.03	31,878	1.00		1.48		1.00		1.48		1.00		1.48		75
2006	25.67	.29	3.27	3.56	(.30)	(1.60)	(1.90)	27.33	14.24	25,720	1.03		1.08		1.03		1.08		1.03		1.08		81
2005	23.49	.38	2.14	2.52	(.34)	—	(.34)	25.67	10.77	22,350	1.06		1.56		1.06		1.56		1.06		1.56		81
2004	19.99	.18	3.45	3.63	(.13)	—	(.13)	23.49	18.20	20,533	1.11		.83		1.11		.83		1.11		.83		85
2003	21.41	.13	(1.43)	(1.30)	(.12)	—	(.12)	19.99	(5.99)	16,828	1.20		.70		1.20		.70		1.20		.70		90

*	Annualized
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For six months ended December 31, 2007.

See accompanying notes to financial statements.

53

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
MUNICIPAL and STOCK											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended June 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
Class A (8/96)
2008(e)	$25.76	$.31	$(.29)	$.02	$(.42)	$(.72)	$(1.14)	$24.64	.06%	$58,586	1.25	%*	2.41	%*	1.25	%*	2.41	%*	1.24	%*	2.42	%*	19%
2007	23.86	.67	1.91	2.58	(.68)	—	(.68)	25.76	10.90	61,577	1.22		2.64		1.22		2.64		1.19		2.67		37
2006	23.01	.60	.89	1.49	(.64)	—	(.64)	23.86	6.52	58,064	1.26		2.51		1.24		2.53		1.22		2.55		44
2005	21.96	.62	1.10	1.72	(.67)	—	(.67)	23.01	7.91	54,323	1.24		2.76		1.24		2.76		1.23		2.77		47
2004	20.79	.54	1.14	1.68	(.51)	—	(.51)	21.96	8.13	56,787	1.28		2.47		1.25		2.51		1.25		2.51		45
2003	21.45	.49	(.57)	(.08)	(.58)	—	(.58)	20.79	(.25)	59,780	1.35		2.34		1.25		2.44		1.24		2.45		38
Class B (8/96)
2008(e)	27.36	.23	(.31)	(.08)	(.19)	(.72)	(.91)	26.37	(.31)	4,741	2.00	*	1.66	*	2.00	*	1.66	*	1.98	*	1.67	*	19
2007	25.32	.50	2.04	2.54	(.50)	—	(.50)	27.36	10.09	5,916	1.98		1.87		1.98		1.87		1.95		1.90		37
2006	24.26	.45	.94	1.39	(.33)	—	(.33)	25.32	5.73	10,700	2.00		1.75		1.99		1.76		1.97		1.79		44
2005	22.99	.47	1.15	1.62	(.35)	—	(.35)	24.26	7.08	18,671	2.00		2.01		2.00		2.01		1.99		2.02		47
2004	21.63	.40	1.19	1.59	(.23)	—	(.23)	22.99	7.36	23,110	2.03		1.72		2.00		1.76		2.00		1.76		45
2003	22.14	.36	(.60)	(.24)	(.27)	—	(.27)	21.63	(1.01)	26,534	2.10		1.60		2.00		1.71		1.99		1.71		38
Class C (8/96)
2008(e)	27.32	.23	(.31)	(.08)	(.19)	(.72)	(.91)	26.33	(.34)	9,415	2.00	*	1.66	*	2.00	*	1.66	*	1.99	*	1.67	*	19
2007	25.29	.51	2.02	2.53	(.50)	—	(.50)	27.32	10.10	9,363	1.97		1.90		1.97		1.90		1.94		1.93		37
2006	24.24	.45	.93	1.38	(.33)	—	(.33)	25.29	5.70	7,992	2.01		1.76		1.99		1.77		1.97		1.80		44
2005	22.96	.48	1.15	1.63	(.35)	—	(.35)	24.24	7.13	7,979	1.99		2.01		1.99		2.01		1.98		2.02		47
2004	21.61	.40	1.18	1.58	(.23)	—	(.23)	22.96	7.32	8,229	2.03		1.72		2.00		1.75		2.00		1.76		45
2003	22.12	.35	(.59)	(.24)	(.27)	—	(.27)	21.61	(1.01)	9,083	2.10		1.59		2.00		1.69		1.99		1.70		38
Class R (8/96)
2008(e)	25.15	.34	(.29)	.05	(.49)	(.72)	(1.21)	23.99	.21	1,474	1.00	*	2.66	*	1.00	*	2.66	*	.99	*	2.67	*	19
2007	23.34	.72	1.86	2.58	(.77)	—	(.77)	25.15	11.17	1,525.97			2.90		.97		2.90		.94		2.93		37
2006	22.56	.65	.87	1.52	(.74)	—	(.74)	23.34	6.79	1,171	1.01		2.77		.99		2.79		.96		2.81		44
2005	21.57	.68	1.07	1.75	(.76)	—	(.76)	22.56	8.17	761.99			3.06		.99		3.06		.98		3.07		47
2004	20.46	.59	1.12	1.71	(.60)	—	(.60)	21.57	8.48	716	1.03		2.72		1.00		2.75		1.00		2.76		45
2003	21.17	.53	(.57)	(.04)	(.67)	—	(.67)	20.46	(.02)	731	1.10		2.58		1.00		2.69		.99		2.69		38

*	Annualized
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For six months ended December 31, 2007.

See accompanying notes to financial statements.

54

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
STOCK and BOND											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended June 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
Class A (8/96)
2008(e)	$26.73	$.28	$.11	$.39	$(.29)	$(2.32)	$(2.61)	$24.51	1.52%	$32,995	1.36	%*	1.93	%*	1.23	%*	2.06	%*	1.23	%*	2.07	%*	23%
2007	25.40	.58	2.97	3.55	(.61)	(1.61)	(2.22)	26.73	14.40	33,519	1.26		2.17		1.24		2.19		1.24		2.19		61
2006	25.95	.50	1.41	1.91	(.54)	(1.92)	(2.46)	25.40	7.60 **	30,644	1.31		1.84		1.24		1.91		1.24		1.91		56
2005	24.56	.56	1.47	2.03	(.64)	—	(.64)	25.95	8.33	31,248	1.30		2.16		1.25		2.21		1.25		2.21		62
2004	22.72	.41	1.92	2.33	(.49)	—	(.49)	24.56	10.29	33,312	1.36		1.61		1.25		1.72		1.25		1.72		61
2003	23.48	.38	(.65)	(.27)	(.43)	(.06)	(.49)	22.72	(.99)	36,751	1.38		1.64		1.25		1.77		1.25		1.77		68
Class B (8/96)
2008(e)	26.73	.18	.11	.29	(.19)	(2.32)	(2.51)	24.51	1.15	5,780	2.10	*	1.19	*	1.98	*	1.31	*	1.98	*	1.32	*	23
2007	25.40	.37	2.98	3.35	(.41)	(1.61)	(2.02)	26.73	13.55	6,376	2.02		1.40		1.99		1.42		1.99		1.42		61
2006	25.95	.30	1.41	1.71	(.34)	(1.92)	(2.26)	25.40	6.80 **	8,051	2.06		1.09		1.99		1.15		1.99		1.15		56
2005	24.56	.37	1.47	1.84	(.45)	—	(.45)	25.95	7.53	11,564	2.05		1.41		2.00		1.46		2.00		1.47		62
2004	22.72	.23	1.92	2.15	(.31)	—	(.31)	24.56	9.48	12,459	2.11		.86		2.00		.97		2.00		.97		61
2003	23.48	.22	(.65)	(.43)	(.27)	(.06)	(.33)	22.72	(1.73)	12,255	2.13		.89		2.00		1.02		2.00		1.02		68
Class C (8/96)
2008(e)	26.75	.18	.11	.29	(.19)	(2.32)	(2.51)	24.53	1.15	8,065	2.11	*	1.18	*	1.98	*	1.31	*	1.98	*	1.32	*	23
2007	25.42	.38	2.97	3.35	(.41)	(1.61)	(2.02)	26.75	13.54	7,694	2.01		1.42		1.99		1.44		1.99		1.44		61
2006	25.97	.30	1.41	1.71	(.34)	(1.92)	(2.26)	25.42	6.79 **	7,342	2.06		1.08		1.99		1.16		1.99		1.16		56
2005	24.58	.37	1.47	1.84	(.45)	—	(.45)	25.97	7.53	7,947	2.05		1.41		2.00		1.46		2.00		1.46		62
2004	22.73	.23	1.93	2.16	(.31)	—	(.31)	24.58	9.52	8,632	2.11		.87		2.00		.98		2.00		.98		61
2003	23.49	.22	(.65)	(.43)	(.27)	(.06)	(.33)	22.73	(1.73)	7,541	2.13		.90		2.00		1.03		2.00		1.03		68
Class R (8/96)
2008(e)	26.73	.31	.11	.42	(.32)	(2.32)	(2.64)	24.51	1.65	10,797	1.11	*	2.19	*	.98	*	2.31	*	.98	*	2.32	*	23
2007	25.40	.64	2.98	3.62	(.68)	(1.61)	(2.29)	26.73	14.68	10,690	1.01		2.42		.99		2.44		.99		2.44		61
2006	25.95	.56	1.41	1.97	(.60)	(1.92)	(2.52)	25.40	7.87 **	9,213	1.06		2.08		.99		2.15		.99		2.15		56
2005	24.56	.62	1.47	2.09	(.70)	—	(.70)	25.95	8.60	10,753	1.05		2.41		1.00		2.46		1.00		2.46		62
2004	22.72	.47	1.92	2.39	(.55)	—	(.55)	24.56	10.56	9,117	1.11		1.87		1.00		1.98		1.00		1.98		61
2003	23.47	.44	(.64)	(.20)	(.49)	(.06)	(.55)	22.72	(.70)	7,048	1.13		1.90		1.00		2.03		1.00		2.03		68

*	Annualized
**	During the fiscal year ended June 30, 2006, the Fund received a payment from the Adviser of $55,844, for losses realized on the disposal of investments purchased in violation of investment restrictions, which otherwise would have reduced total returns by .08%, .13%, .12% and .08% for Class A, B, C and R, respectively.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For six months ended December 31, 2007.

See accompanying notes to financial statements.

55

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

56

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Sub-Advisers

Institutional Capital LLC

225 West Wacker Drive

Chicago, IL 60606

Symphony Asset Management

555 California Street

Rene Suite 2975

San Francisco, CA 94104

Nuveen HydePark Group, LLC

111 West Jackson Blvd.

Suite 1411

Chicago, IL 60604

Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: Each Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

57

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $170 billion in assets as of September 30, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

•	Share prices

•	Fund details

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MSA-GRINC-1207D

NUVEEN INVESTMENTS VALUE FUNDS

Semi-Annual Report dated December 31, 2007	For investors seeking long-term capital appreciation.

Nuveen Investments

Value Funds

Nuveen NWQ Multi-Cap Value Fund

Nuveen NWQ Large-Cap Value Fund

Nuveen NWQ Small/Mid-Cap Value Fund

Nuveen NWQ Small-Cap Value Fund

Nuveen Global Value Fund

Nuveen Tradewinds Value Opportunities Fund

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Must be preceded by or accompanied by a prospectus.

NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

Dear Shareholder,

As we begin a new year, no one knows for certain what the future will bring. But one thing we do know is that a well-balanced portfolio can provide diversification that can reduce overall investment risk. To learn more about the potential benefits of portfolio diversification, we encourage you to consult a trusted financial advisor. He or she should be able to help you understand how an investment like your Nuveen Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

Detailed information on your Fund’s performance can be found in the Portfolio Managers’ Comments and Fund Spotlight sections of this report. The Value Funds feature portfolio management by NWQ Investment Management Company, LLC (NWQ) and Tradewinds Global Investors, LLC (Tradewinds). I urge you to take the time to read the Portfolio Managers’ Comments.

I also wanted to update you on some important news about Nuveen Investments. The firm recently was acquired by a group led by Madison Dearborn Partners, LLC. While this affected the corporate structure of Nuveen Investments, it has no impact on the investment objectives or portfolio management strategies of your Fund.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

February 15, 2008

“But one thing we do know is that a well-balanced portfolio can provide diversification that can reduce overall investment risk.”

Semi-Annual Report    Page 1

Portfolio Managers’ Comments

The Nuveen NWQ Multi-Cap Value Fund, Nuveen NWQ Large-Cap Value Fund, Nuveen NWQ Small/Mid-Cap Value Fund, Nuveen NWQ Small-Cap Value Fund and the domestic portion of the Nuveen Global Value Fund feature equity management by NWQ Investment Management Company, LLC (NWQ). The Nuveen Tradewinds Value Opportunities Fund and the international portion of the Nuveen Global Value Fund feature portfolio management by Tradewinds Global Investors, LLC (Tradewinds). Both are affiliates of Nuveen Investments, Inc. In the following discussion, NWQ portfolio managers Jon Bosse, Phyllis Thomas, Gregg Tenser and Mark Morris, and Tradewinds portfolio managers Paul Hechmer and Dave Iben discuss key investment strategies and the performance of the Funds. Jon Bosse is the Chief Investment Officer of NWQ and manages the Nuveen NWQ Multi-Cap Value and Nuveen NWQ Large-Cap Value Funds, Phyllis Thomas manages the Nuveen NWQ Small-Cap Value and Nuveen NWQ Small/Mid-Cap Value Funds and Gregg Tenser along with Mark Morris co-manage the domestic portion of the Nuveen Global Value Fund. Paul Hechmer manages the international portion of the Nuveen Global Value Fund, while Dave Iben, Chief Investment Officer of Tradewinds, is the portfolio manager for the Nuveen Tradewinds Value Opportunities Fund.

Effective October 29, 2007, the name of the Nuveen NWQ Global Value Fund changed to Nuveen Global Value Fund.

How did the Funds perform during the six months ended December 31, 2007?

The table on page three provides performance information for the six Funds (Class A shares at net asset value) for the six-month, one-year, five-year, ten-year and since inception periods ended December 31, 2007. The table also compares the Funds’ performance to appropriate benchmarks. A more detailed account of each Funds’ relative performance is provided later in the report.

What strategies were used to manage the Funds during the reporting period? How did these strategies influence performance?

Nuveen NWQ Multi-Cap Value Fund

Class A shares at net asset value for the Nuveen NWQ Multi-Cap Value Fund underperformed each of the comparative indexes for the six-month period ended December 31, 2007. Results reflect pressures on our financial and telecommunications/media holdings. Areas which had both strong absolute and relative performance included our energy, defense, and metal investments.

Our financial stocks performed poorly during the period due to the recurring liquidity and credit quality problems that affected the credit markets during the last six months of the year. The high level of uncertainty witnessed in the capital markets during that time was exacerbated by rising credit losses and concerns that write-downs taken by financial firms would be insufficient. Therefore, the need to preserve or raise additional capital forced firms to reduce their dividend payouts, monetize assets, and/or seek significant cash infusions from investors; often from foreign sovereign investment funds. A recent example of this is Citigroup, Inc., which is in the portfolio and suffered a large decline. In general, mortgage and housing related stocks experienced greater dislocation and price declines than stocks in other sectors. While we did not have investments in any homebuilders or sub-prime focused companies, our mortgage-related holdings did have an adverse impact on our results. Our current exposure is meaningfully below the benchmark due to our concern that the mortgage/housing weakness may spread to other areas within these financial institutions’ businesses.

The portfolio’s investments in telecommunications/media stocks also adversely affected performance. Sprint Nextel Corporation continued to have numerous operational challenges, including a

Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The views expressed herein represent those of the portfolio managers as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

Semi-Annual Report    Page 2

Class A Shares

Average Annual Total Returns as of 12/31/07

	Cumulative 6-Month	1-Year	5-Year	10-Year	Since inception[1]
Nuveen NWQ Multi-Cap Value Fund
A Shares at NAV	-12.07%	-6.53%	16.77%	11.65%	11.36%
A Shares at Offer	-17.14%	-11.90%	15.39%	10.99%	10.71%
Lipper Multi-Cap Value Funds Index[2]	-7.54%	-1.04%	13.45%	6.86%	7.03%
Russell 3000 Value Index[3]	-6.62%	-1.01%	14.69%	7.73%	8.11%
S&P 500 Index[3]	-1.37%	5.49%	12.83%	5.91%	6.17%
Nuveen NWQ Large-Cap Value Fund
A Shares at NAV	-6.69%	-0.45%	NA	NA	-0.24%
A Shares at Offer	-12.04%	-6.16%	NA	NA	-5.72%
Lipper Multi-Cap Value Funds Index[2]	-7.54%	-1.04%	NA	NA	-1.63%
Russell 1000 Value Index[3]	-6.03%	-0.17%	NA	NA	-0.24%
Nuveen NWQ Small/Mid-Cap Value Fund
A Shares at NAV	-11.22%	-4.47%	NA	NA	-4.92%
A Shares at Offer	-16.31%	-9.96%	NA	NA	-10.15%
Lipper Mid-Cap Value Funds Index[2]	-6.94%	3.62%	NA	NA	2.80%
Russell 2500 Value Index[3]	-12.59%	1.38%	NA	NA	0.66%
Nuveen NWQ Small-Cap Value Fund
A Shares at NAV	-12.52%	-3.52%	NA	NA	10.14%
A Shares at Offer	-17.56%	-9.08%	NA	NA	8.04%
Lipper Small-Cap Value Funds Index[2]	-12.13%	-4.57%	NA	NA	9.15%
Russell 2000 Value Index[3]	-13.08%	-9.78%	NA	NA	6.34%
Nuveen Global Value Fund
A Shares at NAV	-2.57%	4.82%	NA	NA	11.87%
A Shares at Offer	-8.19%	-1.22%	NA	NA	9.73%
Lipper Global Multi-Cap Core Funds Index[2]	-0.25%	8.20%	NA	NA	13.49%
MSCI World Value Index[3]	-4.23%	4.09%	NA	NA	14.26%
MSCI World Index[3]	1.62%	11.66%	NA	NA	15.48%
Nuveen Tradewinds Value Opportunities Fund
A Shares at NAV	0.97%	10.53%	NA	NA	18.74%
A Shares at Offer	-4.83%	4.18%	NA	NA	16.47%
Lipper Mid-Cap Core Funds Index[2]	-4.28%	6.34%	NA	NA	10.69%
Russell 2500 Value Index[3]	-12.59%	1.38%	NA	NA	9.56%
Russell 3000 Value Index[3]	-6.62%	-1.01%	NA	NA	9.77%

Effective December 6, 2002, based on shareholder approval, the Nuveen NWQ Multi-Cap Value Fund acquired the assets and performance history of the

PBHG Special Equity Fund. The Fund had no assets prior to the acquisition. In addition, on December 14, 2001, the PBHG Special Equity Fund acquired the assets of the NWQ Special Equity Portfolio. The information presented for the Nuveen NWQ Multi-Cap Value Fund prior to the acquisition date represents the expense adjusted performance of the predecessor funds.

On March 1, 2006, Tradewinds NWQ Global Investors, LLC assumed all of the sub-advisory responsibilities for the Nuveen NWQ Value Opportunities Fund and the international portion of the Nuveen NWQ Global Value Fund. Effective June 30, 2006, the name of the Nuveen NWQ Value Opportunities Fund changed to Nuveen Tradewinds Value Opportunities Fund. There have been no changes in the Funds’ portfolio management personnel, investment objectives, policies, or day-to-day portfolio management practices.

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 5.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Returns reflect a voluntary expense limitation by the Funds’ investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

1	The since-inception return for the Nuveen NWQ Multi-Cap Value Fund is calculated from 11/4/97, the Nuveen NWQ Large-Cap Value Fund and the Nuveen NWQ Small/Mid-Cap Value Fund are from 12/15/06 and the since-inception returns for all the remaining Funds are from 12/9/04.

2	The Lipper Funds Indexes are managed indexes that represent the average annualized returns of the 30 largest funds in each respective Lipper Funds category. The since inception return for the Lipper Multi-Cap Value Funds Index for the Nuveen NWQ Multi-Cap Value Fund represent returns for the period 11/30/97-12/31/07 as returns for that time period are only available on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

3	The Russell 3000 Value Index is a market-capitalization weighted index of those firms in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value Indexes. The S&P 500 Index is an unmanaged index generally considered to be representative of the U.S. stock market. The Russell 1000 Value Index is a market-capitalization weighted index of those firms in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI World Value Index is an index considered representative of value stocks of developed countries. The MSCI World Index is composed of companies representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific Region. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

Semi-Annual Report    Page 3

secular decline in its iDEN (push-to-talk) business and declining revenues due to lost market share. However, we believe the stock is trading at a discount to the estimated value of its individual businesses and, the company recently put in place new management which we think should be a positive for business fundamentals. Therefore, given these elements, we continue to own the holding. Clear Channel Communications, Inc. declined due to general market concerns regarding the completion of private equity transactions. We did trim our position in the company prior to the stock’s decline.

Newsprint producer AbitibiBowater Inc. continued to struggle due to strength in the Canadian dollar and difficulties in the U.S. advertising market which, in turn, weakened demand for newsprint. However, we believe earnings could begin to improve given the company’s significant positive operating leverage in an improving pricing environment driven by a tighter supply/demand balance. Lastly, Amgen Inc. declined after the company published results from a study that re-opened discussion as to whether or not their Aranesp anemia drug promotes tumor growth for certain types of cancer. While the prospect of an advisory panel has hampered the near-term performance of the stock, we continue to believe there is significant long-term value in Amgen’s franchise.

Since its inception, the Fund has remained broadly diversified across many industries in companies that satisfy our investment criteria. In terms of trading activity, we established new positions in Sanofi-Aventis and Smithfield Foods, Inc. based on compelling valuations and unfolding catalysts at both firms. We also purchased a position in Freddie Mac while eliminating our stake in Countrywide Financial Corp. Freddie Mac purchases residential mortgages that it finances by issuing mortgage pass-through securities and debt instruments in the capital markets. The stock had been under pressure prior to our purchase due to the ongoing turmoil in the housing and mortgage credit markets. The company had increased their credit loss provisions and raised additional capital. Despite these pressures, we felt that Freddie Mac had the ability (i.e. high quality loan portfolio, access to capital, implied government backing) to navigate through the current challenging mortgage environment. French-based pharmaceutical manufacturer Sanofi-Aventis had been under pressure as its potential blockbuster weight loss/diabetes drug, Accomplia, failed to gain FDA approval for marketing in the U.S. In addition, the company had struggled against the launch of a generic alternative to its largest product, the blood thinner Plavix, as well as an impending generic challenge to its second largest product, the anti-thrombotic drug Lovenox. Potential positive catalysts include the continued licensing of promising drugs in their pipeline, and the re-application of Accomplia to enter the U.S. market.

In a difficult environment for stocks, particularly for value-oriented securities, the Fund had several holdings that performed well. Our energy investments rose as rising crude prices, along with increasing worldwide demand, continued to support strong industry fundamentals and higher valuations. Crude oil prices showed remarkable strength as emerging market economies are consuming more oil and OPEC member countries are managing volumes to maximize revenues. Our energy investments include Apache Corporation, Hess Corporation, Noble Energy, Inc., and Warren Resources Inc.

Our stakes in Lockheed Martin Corporation and Raytheon Company outperformed as the fundamentals continued to be healthy with both companies generating superior operating returns, buying back shares to increase shareholder value, and enjoying a strong growth outlook. Military contractors are generally insulated from the more economically sensitive factors such as the consumer and debt markets as political realities, not the broader economy, tend to have more of an influence on top line growth of these firms.

Our investment in United States Steel Corporation appreciated as fundamental trends in the steel industry

Semi-Annual Report    Page 4

remained very positive with industry consolidation and strong economic activity driving earnings growth and cash flows. Decreasing exports of Chinese steel have also helped to support firmer steel pricing. Meanwhile, our stake in the world’s largest gold producer, Barrick Gold Corporation, appreciated significantly as investors moved assets into gold and gold-related equities on concerns of a weakening U.S. dollar and recent market uncertainty/volatility caused by fears of a credit market slump in the United States and Europe. We believe the company has one of the strongest management teams and does the best job amongst other gold producers in managing its costs and operations.

Shares of Viacom Inc. rose as the company reported better-than-expected earnings driven by stronger cable advertising revenue and the success of its alien robots movie “Transformers”. The company increased its share buyback program during the period, repurchasing 3% of the shares outstanding. Lastly, expectations of further consolidation in the containerboard market, as well as low inventory levels and improved pricing, contributed to a gain in the shares of Packaging Corp. of America.

Nuveen NWQ Large-Cap Value Fund

Class A shares at net asset value for the Nuveen NWQ Large-Cap Value Fund outperformed the Lipper Multi-Cap Value Funds Index and underperformed the Russell 1000 Value Index for the six month period ended December 31, 2007. Results reflect pressures on our financial and telecommunications/media holdings. Areas which had both strong absolute and relative performance included our energy, defense, and metal investments.

Since its inception, the Fund has remained broadly diversified across many industries in companies that satisfy our investment criteria. In terms of trading activity, we established new positions in Sanofi-Aventis and Illinois Tool Works Inc. based on compelling valuations and unfolding catalysts at both firms. We also purchased a position in Freddie Mac while eliminating our stake in Countrywide Financial Corp. Freddie Mac purchases residential mortgages that it finances by issuing mortgage pass-through securities and debt instruments in the capital markets. The stock had been under pressure prior to our purchase due to the ongoing turmoil in the housing and mortgage credit markets. The company has increased their credit loss provisions and has raised additional capital. Despite these pressures, we felt that Freddie Mac had the ability (i.e. high quality loan portfolio, access to capital, implied government backing) to navigate through the current challenging mortgage environment. French-based pharmaceutical manufacturer Sanofi-Aventis had been under pressure as its potential blockbuster weight loss/diabetes drug, Accomplia, failed to gain FDA approval for marketing in the U.S. In addition, the company had struggled against the launch of a generic alternative to its largest product, the blood thinner Plavix, as well as an impending generic challenge to its second largest product, the anti-thrombotic drug Lovenox. Potential positive catalysts include the continued licensing of promising drugs in their pipeline and the re-application of Accomplia to enter the U.S. market.

Our financial stocks performed poorly during the period due to the recurring liquidity and credit quality problems that plagued the credit markets during the reporting period. The unprecedented level of uncertainty witnessed in the capital markets during that time was exacerbated by rising credit losses and concerns that write-downs taken by financial firms would be insufficient. Therefore, the need to preserve or raise additional capital forced firms to reduce their dividend payouts, monetize assets, and/or seek significant cash infusions from investors, often from foreign sovereign investment funds. A recent example of this is Citigroup Inc., which is in the portfolio and suffered a large decline. In general, mortgage and housing related stocks experienced greater dislocation and price declines than stocks in other sectors. While we did not have investments in any homebuilders or sub-prime focused companies, our mortgage-related holdings did have an adverse impact on our results. Our current exposure is meaningfully below the benchmark due to our

Semi-Annual Report    Page 5

concern that the mortgage/housing weakness may spread to other areas within these financial institutions’ businesses.

The portfolio’s investments in telecommunications/media stocks also adversely affected performance. Comcast Corporation’s stock price declined due to a secular slowdown in the growth of broadband, increased competitive pressures, and concerns about rising capital expenditures. We continue to view Comcast favorably given the historically low valuation, and due to our belief that free cash flows will improve due to higher revenue from their high-speed data and VoIP businesses and our expectation that capital spending will decline. Poor ratings and a soft local advertising environment contributed to weakness in the shares of CBS Corporation.

Our stake in Ingersoll Rand Company Limited declined after the company announced that it would acquire heating/air conditioning equipment manufacturer Trane Inc. for $10.1 billion in cash and stock. While the transaction is expected to reduce the cyclicality of Ingersoll-Rand’s future earnings and provide the potential for higher growth, investors felt the company paid too much for the acquisition. Lastly, Amgen Inc. declined after the company published results from a study that re-opened discussion as to whether or not their Aranesp anemia drug promotes tumor growth for certain types of cancer. While the prospect of an advisory panel has hampered the near-term performance of the stock, we continue to believe there is significant long-term value in Amgen’s franchise.

In a difficult environment for stocks, particularly for value-oriented securities, the Fund had several holdings that performed well. Our energy investments rose as rising crude prices, along with increasing worldwide demand, continued to support strong industry fundamentals and higher valuations. Crude oil prices showed remarkable strength as emerging market economies are consuming more oil and OPEC member countries are managing volumes to maximize revenues. Our energy investments include Apache Corporation, ConocoPhillips, Hess Corporation, and Noble Energy, Inc.

Our investment in United States Steel Corporation appreciated as fundamental trends in the steel industry remain very positive with industry consolidation and strong economic activity driving earnings growth and cash flows. Decreasing exports of Chinese steel have also helped to support firmer steel pricing. Meanwhile, our stake in the world’s largest gold producer, Barrick Gold Corporation, appreciated significantly as investors moved assets into gold and gold-related equities on concerns of a weakening U.S. dollar and recent market uncertainty/volatility caused by fears of a credit market slump in the United States and Europe. We believe the company has one of the strongest management teams and does the best job amongst other gold producers in managing its costs and operations.

Tobacco manufacturer Altria Group, Inc. performed well on expectations the company will soon make a formal announcement regarding the spin-off of its Philip Morris International division in an effort to enhance shareholder value. We expect a formal announcement to occur during the first quarter of 2008. Other potential catalysts we see for Altria include a balance sheet recapitalization, including a share repurchase, incremental cost reductions, and a more favorable competitive environment given ongoing industry consolidation. The industry is now down to only four non-Chinese major tobacco manufacturers. Lastly, Microsoft Corporation gained as a strong product cycle for their Xbox 360 and Office Product Suite is driving better-than-expected revenues and earnings. The stock has an attractive free cash flow yield, and their $36 billion stock buy-back program should provide some downside protection.

Nuveen NWQ Small/Mid-Cap Value Fund

In a difficult period for stocks, and value stocks in particular, the Nuveen NWQ Small/Mid-Cap Value Fund (Class A shares at net asset value) posted a negative return for the six month period ending December 31, 2007. The Fund outperformed the Russell 2500 Value Index, but underperformed the Lipper peer group index.

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Although the portfolio was underweight in the finance sector, stock selection negatively impacted performance. Recurring liquidity problems in the credit markets, combined with further asset write-downs and credit quality problems, led to poor performance of finance stocks. The portfolio benefited from its overweight positions in the energy and materials and processing sectors.

Our investment in American Home Mortgage (AHM), a mortgage real estate investment trust (REIT) and the 10th largest mortgage originator in the country, was based on the company’s relatively consistent financial performance and dividend capabilities as well as its focus on higher credit quality borrowers. AHM originated virtually no sub-prime loans and maintained a high quality, investment grade-rated portfolio and was in the very early stages of growing a depository subsidiary. Our analysis of downside protection for AHM was centered on adjusted tangible book value which, even when considering downward adjustments to reflect the softer credit market, provided value downside protection. We believed the company had ample liquidity with unrestricted cash of greater than $500 million and a demonstrated ability to tap the equity capital markets (raised over $200 million in equity generated in the secondary market), and a predominantly AAA rated investment securities portfolio which would have performed reasonably well in a moderately adverse capital markets scenario. What we did not expect however, was the abrupt and complete shut down in the capital markets for many prime credit quality mortgage loans and investment grade private label securities. The consequential drain on the company’s cash resources was more than we anticipated and quickly resulted in unmet margin calls on its short-term credit facilities. Despite its high quality investment grade portfolio, the company was forced to file for bankruptcy. We eliminated the shares from the portfolio at a loss shortly before this filing.

Shares of Griffon Corporation declined during the period as the garage door and installation services segments performed poorly due to continued weakness in the U.S. housing market and a fall-off in the number of home owners making improvements to their homes. Decreased sales in both segments led to a significant earnings drop for the company from a year ago. Griffon is currently trading at a significant discount to its sum-of-the parts values and has begun cost-cutting measures to increase margins in its core business segments. Management has also been buying back shares, and we believe the potential IPO and/or spin-off of the highly profitable telephonics segment could unlock significant value for the company.

Bowater, one of the portfolio’s existing positions, merged with Abitibi late in the year creating the largest paper and pulp producer in North America. During the period shares of Bowater and the newly merged company, AbitibiBowater (ABH), decreased reflecting the sharp appreciation of the Canadian dollar and its negative impact on the competitive position of ABH’s Canadian mill assets. Importantly, while demand in the U.S. has been very weak, domestic companies are now the global low cost producers, benefiting from the weaker U.S. dollar. European prices have been close to approximately $200 more per ton benefiting ABH’s exports from the U.S. Pulp and coated groundwood prices have been rising benefiting close to 50% of the company’s production. In addition, the merged company is expected to achieve conservatively $250 million per year in synergies and should realize improved newsprint prices reflecting global rationalization of higher cost capacity.

Shares of Denbury Resources, Inc., an oil and natural gas exploration and production company, positively contributed to performance during the period. The company specializes in extracting oil from retired wells (brown fields) through carbon dioxide injection and has a unique competitive advantage over its rivals due to its ownership and control of the primary natural source of carbon dioxide in the Gulf Region. The company benefited from record high crude oil pricing and solid operating performance during the year. We feel Denbury has several avenues for continued

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success through potential asset sales, new agreements for carbon dioxide sources, and the purchases of additional retired/brown oil fields for future development.

Agrium Inc. is a leading producer and marketer of fertilizer and has been growing its retail distribution of agricultural products and services in North America and Argentina. Shares of Agrium benefited during the period from investors’ strong outlook for North American fertilizer demand in 2007 and 2008 reflecting the impact of surging corn based ethanol capacity. Going forward, Agrium should continue to benefit from tight market fundamentals for fertilizer.

The Genlyte Group designs, manufactures, markets and sells lighting fixtures, controls and related products for a variety of applications in the commercial, residential and industrial markets. Though the company does produce products for the residential housing market, approximately 90% of its sales are to non-residential customers. Genlyte has benefited from exposure to the non-residential construction market as the segment has grown approximately 18% this year-over-year versus a 17% decline in residential construction for the same time period. Shares of Genlyte rose substantially in late November when the company announced that it had agreed to be acquired by Philips Holding, a fully owned subsidiary of Royal Phillips Electronics, at a 52% premium to its prior trading day closing price. The deal is expected to close during the fist quarter of 2008.

Nuveen NWQ Small-Cap Value Fund

In a difficult period for stocks, and value stocks in particular, the Nuveen NWQ Small-Cap Value Fund (Class A shares at net asset value) posted a negative return for the six month period ending December 31, 2007, underperforming the Lipper Small Cap Value Funds Index and outperforming the Russell 2000 Value Index. Although the portfolio was underweight in the finance sector, stock selection negatively impacted performance. Recurring liquidity problems in the credit markets, combined with further asset write-downs and credit quality problems, led to poor performance of finance stocks. The portfolio benefited from its overweight positions in the energy and materials and processing sectors.

Bowater, one of the portfolio’s existing positions, merged with Abitibi late in the year creating the largest paper and pulp producer in North America. During the period shares of Bowater and the newly merged company, AbitibiBowater (ABH), decreased reflecting the sharp appreciation of the Canadian dollar and its negative impact on the competitive position of ABH’s Canadian mill assets. Importantly, while demand in the U.S. has been very weak, domestic companies are now the global low cost producers, benefiting from the weaker U.S. dollar. European prices have been close to approximately $200 more per ton benefiting ABH’s exports from the U.S. Pulp and coated groundwood prices have been rising benefiting close to 50% of the company’s production. In addition, the merged company is expected to achieve conservatively $250 million per year in synergies and should realize improved newsprint prices reflecting global rationalization of higher cost capacity.

Shares of Griffon Corporation declined during the period as the garage door and installation services segments performed poorly due to continued weakness in the U.S. housing market and a fall-off in the number of home owners making improvements to their homes. Decreased sales in both segments led to a significant earnings drop for the company from a year ago. Griffon is currently trading at a significant discount to its sum-of-the parts values and has begun cost-cutting measures to increase margins in its core business segments. Management has also been buying back shares, and we believe the potential IPO and/or spin-off of the highly profitable telephonics segment could unlock significant value for the company.

RAIT Financial Trust is a commercial real estate investment trust (REIT) that invests in real estate primarily through the origination of commercial real estate and residential estate loans, as well as the purchase of collateralized debt obligations (CDO) of

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commercial and residential real estate interests. Besides being a REIT, RAIT also generates revenue through the underwriting of CDO’s. RAIT Financial shares fell significantly in the wake of the essential closure of the secondary mortgage markets. Investors were also concerned about the company’s exposure in its REIT portfolio to the ailing mortgage finance and homebuilder sectors. Additionally, RAIT’s business model requires a substantial amount of cash to operate, with most of the funds provided by short-term lending facilities. Investors’ concerns increased due to the possibility of the company losing its short-term financing and being forced into bankruptcy due to a lack of liquidity to run its business. Given the unprecedented dislocation in the secondary mortgage markets, and the stress that it placed on RAIT’s business model, we exited the position.

Shares of Franklin Bank, a savings and loan holding company also detracted from performance. Weakness in the company’s residential mortgage and a long established homebuilder loan portfolio forced the company to increase its reserves for potential credit losses. Even though Franklin does not originate sub-prime loan products, the company does have exposure to business in both Arizona and California, where housing and building markets have been the most volatile. While we believe that Franklin has enough capital to handle losses in its credit portfolio, such losses will significantly strain capital levels. Given the worsening liquidity in the mortgage market and the continued deterioration in the housing market, we eliminated the position.

Shares of Denbury Resources Inc., an oil and natural gas exploration and production company, positively contributed to performance during the period. The company specializes in extracting oil from retired wells (brown fields) through carbon dioxide injection and has a unique competitive advantage over its rivals due to its ownership and control of the primary natural source of carbon dioxide in the Gulf Region. The company benefited from record high crude oil pricing and solid operating performance during the year. We feel Denbury has several avenues for continued success through potential asset sales, new agreements for carbon dioxide sources, and the purchases of additional retired/brown oil fields for future development.

Shares of Fossil Inc., a watch designer, manufacturer, and retailer appreciated after management reported better than expected second quarter results. Management also presented a five-year operating outlook for the company, including goals to double sales and increase operating margins into the high teens. Both revenue and margin growth from international operations drove much of Fossil’s strong performance during the second quarter, with more than 45% of Fossil’s revenue now coming from outside of the U.S., where they are growing more than 20% year-over-year. Management’s growth goals for the next five years are expected to be achieved with increased retail penetration both in the U.S. and in overseas markets and a move towards a higher margin product mix.

WD-40 Company produces multi-purpose lubricants, heavy-duty hand cleaners, and household products for the global market. The shares contributed to performance following positive earnings growth due to strong global growth and foreign exchange tailwinds. The company has also been reducing SG&A and advertising and promotional expenses, and realized additional margin improvement from an improved product mix. Raw material costs have been rising for the company, and will be a significant headwind in 2008. We expect WD-40 to continue to grow earnings through additional product offerings and improved market penetration via more effective distribution.

Nuveen Global Value Fund

The Nuveen Global Value Fund’s Class A shares at net asset value performance during the six month reporting period trailed the Lipper Global Multi-Cap Core Funds Index and MSCI World Index, but outperformed the MSCI World Value Index.

The U.S. financials sector was the most significant detractor over the second half of the year. The recurring liquidity problems in the credit markets, combined with further asset write-downs and credit quality problems, led to poor performance of

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finance stocks. Finance sector stocks, particularly anything mortgage or housing related, experienced extraordinary dislocation and devastation over the past six months. Though the Fund was underweighted in the finance sector, relative to the benchmark, our exposure to U.S. holdings such as Fannie Mae, Citigroup Inc., and Countrywide Financial caused the sector to be the largest detractor to performance. Our current finance exposure remains below the benchmark due to our concern that the mortgage/housing weakness may spread to other areas within these financial institutions’ business.

We initiated a new position in Freddie Mac during the reporting period while eliminating our stake in Countrywide. At the time of our swap, we believed that while both Freddie Mac and Countrywide had substantial upside, Freddie Mac possessed significantly greater downside protection. Freddie Mac purchases residential mortgages that it finances by issuing mortgage pass-through securities and debt instruments in the capital markets. The stock had been under pressure prior to our purchase due to the ongoing turmoil in the housing and mortgage credit markets. The company has increased their credit loss provisions and has raised additional capital. Despite these pressures, we felt that Freddie Mac had the ability (i.e. high quality loan portfolio, access to capital, implied government backing) to navigate through the current challenging mortgage environment.

For the period overall, the materials sector contributed the most to Fund performance; although, after a strong showing in the third quarter the sector did show uneven returns through the rest of the year. In the fourth quarter, companies such as Barrick Gold Corporation, Newcrest Mining Limited, and Newmont Mining Corporation continued their positive performance from the previous quarter. Barrick Gold Corporation, the world’s top gold producer and the Fund’s largest contributor for the period, benefited from the sharp rise in gold prices as its shares reached new highs. Barrick has a largely un-hedged gold position, a disciplined management team, and boasts the best cost controls in the industry. Other gold producers such as AngloGold Ashanti Limited, Lihir Gold Limited and Gold Fields Limited did not fare as well in the fourth quarter, but still showed solid positive returns for the reference period. NovaGold Resources Inc., which had been a positive contributor to performance for most of the year, fell substantially at the end of November when the company announced that it would halt construction on its Galore Creek copper-gold project. Elsewhere, within the materials sector, Rio Tinto rose significantly and benefited performance due to investor speculation that competitor BHP Billiton could make a bid for the company. Speculation became a reality in early November when Rio Tinto rejected an offer from BHP Billiton, and the stock rose strongly on new speculation that BHP Billiton would come back with an enhanced offer.

The energy sector was also a top contributor to performance versus the benchmark. Rising crude prices, along with increasing worldwide demand, continue to support strong industry fundamentals and higher valuations. Crude oil prices showed remarkable strength during the year as emerging market economies are consuming more oil and OPEC member countries are managing volumes to maximize revenues. Hess Corporation was a particular highlight during the period. Investors recognized that the company’s vastly improved exploration program has the potential to significantly add to future organic growth, most notably is their stake in Brazil’s deepwater Santos Basin. Other energy investments include Apache Corporation and Noble Energy, Inc., which were also among the largest contributors for the period.

Amongst the information technology holdings, Alcatel-Lucent, the French-American telecommunications equipment provider was one of the larger detractors for the period. The company, created by the merger of Alcatel and Lucent in 2006, has in recent quarters made a number of downward revisions, which have disappointed the investment community. The company, however, trades at a very significant discount to intrinsic value and while short-term gross margins and revenue expectations remain

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challenging, Alcatel-Lucent remains one of the top players in the wireline and wireless markets. From a regional perspective while Fund holdings outside of the U.S. generally outperformed the index, with names such as Chunghwa Telecom Co., Ltd. of Taiwan and Nippon Telegraph and Telephone Corporation of Japan performing well, our U.S. holdings, in particular in the financials sector, for the period offset these stronger returns.

Nuveen Tradewinds Value Opportunities Fund

The Nuveen Tradewinds Value Opportunities Fund’s Class A shares at net asset value outperformed all of its benchmarks over the past six months ending December 31, 2007.

The materials & processing sector, the portfolio’s largest sector weighting, performed well during the period. Three of the top five performing portfolio holdings over the past six months were all gold mining companies: Kinross Gold Corporation, Newmont Mining Corporation and Newcrest Mining Limited. During the period, the price of gold reached its highest level in 27 years, and many of the gold producers benefited as a result.

The portfolio’s other significant contributors to outperformance of the benchmark included holdings in the energy and producer durables sectors. U.S.-based coal producer Peabody Energy Corporation was the portfolio’s top performer and gained during the period upon expectations for higher coal prices and robust demand over the next several years. While domestic demand for coal remained relatively stable, supply/demand conditions for the international coal market became very tight during the second half of the year. Strong demand for coal in the emerging markets outpaced supply growth due to port bottlenecks and limited rail capacity. In addition, China became a net importer of coal. As a result, global coal spot prices increased substantially. Peabody Energy gained as investors anticipated increased export activity as coal from the U.S. becomes more attractive to export at these high international coal prices. AGCO Corporation, a manufacturer and distributor of agricultural equipment and related replacement parts, has benefited from a global boom in the agricultural industry. AGCO’s share price rose sharply after the company raised its earnings projections in late October.

The consumer staples sector was among the portfolio’s largest detractors during the period, primarily a result of Tyson Foods, Inc. Although the stock was one of the best portfolio performers during the first half of 2007, it was the portfolio’s largest individual detractor from performance during the last six month period. Tyson is a leading global producer, distributor and marketer of chicken, beef, pork, and prepared foods. Its stock price was hurt by declining beef margins as a result of high raw material costs and excess processing capacity. Tyson’s chicken business was also hurt by higher input costs (corn and soybean meal). We took the opportunity to add to the position at these lower stock price levels.

AbitibiBowater Inc. was formed in late October as a result of a merger between Abitibi-Consolidated Incorporated and Bowater Incorporated. The company, a producer of coated and specialty papers and newsprint, was the largest among the materials & processing sector holdings that did not perform well. The paper industry as a whole is suffering from poor supply/demand fundamentals. Another detractor in this sector was Apex Silver Mines Limited, a base metal mining company engaged in the exploration and development of silver and other mineral properties in Latin America. Its share price dropped due to declining zinc prices and continued negative sentiment towards Bolivia.

The stock price of Levitt Corporation, a homebuilding and real estate development company in the Southeastern United States, surged at the end of January after BFC Financial Corp. said it would pay about $286 million for the homebuilder. These gains were more than erased after BFC announced in August that it terminated its merger agreement.

New Mexico energy provider PNM Resources Inc. also suffered due to restructuring costs, higher energy purchasing prices, and weak contributions from its wholesale business.

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Fund Spotlight as of 12/31/07Nuveen NWQ Multi-Cap Value Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$21.94	$21.50	$21.50	$21.86
Latest Capital Gain Distribution[1]	$0.6054	$0.6054	$0.6054	$0.6054
Latest Ordinary Income Distribution[2]	$0.4246	$0.3336	$0.3336	$0.4862
Inception Date	12/09/02	12/09/02	12/09/02	11/04/97

Effective December 6, 2002, based on shareholder approval, the Nuveen NWQ Multi-Cap Value Fund acquired the assets and performance history of the PBHG Special Equity Fund. The Fund had no assets prior to the acquisition. In addition, on December 14, 2001, the PBHG Special Equity Fund acquired the assets of the NWQ Special Equity Portfolio. The information presented for the Nuveen NWQ Multi-Cap Value Fund prior to the acquisition date represents the expense adjusted performance of the predecessor funds.

Returns quoted represent past performance which is no guarantee of future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class R total returns are actual and reflect the performance of the predecessor funds. The returns for Class A, B and C shares are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Average Annual Total Returns as of 12/31/07

A Shares	NAV	Offer
1-Year	-6.53%	-11.90%
5-Year	16.77%	15.39%
10-Year	11.65%	10.99%

B Shares	w/o CDSC	w/CDSC
1-Year	-7.21%	-10.77%
5-Year	15.92%	15.81%
10-Year	10.98%	10.98%

C Shares	NAV
1-Year	-7.21%
5-Year	15.92%
10-Year	10.82%

R Shares	NAV
1-Year	-6.26%
5-Year	17.09%
10-Year	11.94%

Top Five Common Stock Holdings[3]
CA Inc.	9.2%
Viacom Inc., Class B	6.1%
Hartford Financial Services Group, Inc.	5.9%
Apache Corporation	4.9%
Noble Energy, Inc	4.5%

Portfolio Allocation3

Portfolio Statistics
Net Assets ($000)	$1,141,765
Number of Common Stocks	45

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	1.24%	1.24%	6/30/07
Class B	2.00%	2.00%	6/30/07
Class C	1.99%	1.99%	6/30/07
Class R	0.99%	0.99%	6/30/07

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses.

1	Paid December 17, 2007.

2	Ordinary income distribution consists of short-term capital gains paid on December 17, 2007, and ordinary income paid on December 31, 2007, if any.

3	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

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Fund Spotlight as of 12/31/07 Nuveen NWQ Multi-Cap Value Fund

Industries1

Insurance	13.9%
Oil, Gas & Consumable Fuels	12.7%
Media	11.9%
Software	9.2%
Thrifts & Mortgage Finance	7.2%
Metals & Mining	5.6%
Aerospace & Defense	4.8%
Communications Equipment	4.4%
Tobacco	3.3%
Pharmaceuticals	2.7%
Commercial Services & Supplies	2.6%
Independent Power Producers & Energy Traders	2.5%
Capital Markets	2.3%
Biotechnology	2.3%
Short-Term Investments	0.5%
Other	14.1%
1	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance				Hypothetical Performance (5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (7/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/07)	$879.30	$876.10	$876.10	$880.60	$1,018.70	$1,014.92	$1,014.92	$1,019.91
Expenses Incurred During Period	$6.11	$9.65	$9.65	$4.98	$6.56	$10.36	$10.36	$5.35

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.29%, 2.04%, 2.04% and 1.05% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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Fund Spotlight as of 12/31/07 Nuveen NWQ Large-Cap Value Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$19.87	$19.80	$19.79	$19.87
Latest Ordinary Income Distribution[1]	$0.0807	$0.0026	$0.0026	$0.1326
Inception Date	12/15/06	12/15/06	12/15/06	12/15/06

Returns quoted represent past performance which is no guarantee of future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Average Annual Total Returns as of 12/31/07

A Shares	NAV	Offer
1-Year	-0.45%	-6.16%
Since Inception	-0.24%	-5.72%

B Shares	w/o CDSC	w/CDSC
1-Year	-1.13%	-5.09%
Since Inception	-0.94%	-4.73%

C Shares	NAV
1-Year	-1.13%
Since Inception	-0.94%

R Shares	NAV
1-Year	-0.19%
Since Inception	0.01%

Top Five Common Stock Holdings [2]

CA Inc.	5.4%
Viacom Inc., Class B	4.5%
Apache Corporation	4.2%
Hartford Financial Services Group, Inc.	4.1%
Motorola, Inc	3.6%

Portfolio Allocation2

Portfolio Statistics
Net Assets ($000)	$20,998
Number of Common Stocks	42

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	3.12%	1.26%	6/30/07
Class B	4.68%	2.01%	6/30/07
Class C	3.83%	2.01%	6/30/07
Class R	2.65%	1.01%	6/30/07

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through October 31, 2010, and a custodian fee credit whereby certain fees and expenses are reduced by credits earned of the Fund’s cash on deposit with the bank. Absent the waiver, reimbursement and credit, expenses would be higher and total returns would be less.

1	Ordinary income distribution consists of short-term capital gains paid on December 17, 2007 and ordinary income paid on December 31, 2007, if any.

2	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Semi-Annual Report    Page 14

Fund Spotlight as of 12/31/07 Nuveen NWQ Large-Cap Value Fund

Industries[1]
Insurance	11.5%
Oil, Gas & Consumable Fuels	10.0%
Software	7.7%
Media	7.4%
Thrifts & Mortgage Finance	5.2%
Aerospace & Defense	4.7%
Metals & Mining	4.6%
Commercial Banks	4.1%
Communications Equipment	3.6%
Commercial Services & Supplies	3.5%
Diversified Telecommunication Services	3.1%
Tobacco	2.8%
Capital Markets	2.4%
Short-Term Investments	14.9%
Other	14.5%

1	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance				Hypothetical Performance (5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (7/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/07)	$933.10	$929.70	$929.70	$934.20	$1,018.50	$1,014.67	$1,014.72	$1,019.76
Expenses Incurred During Period	$6.48	$10.12	$10.12	$5.27	$6.77	$10.56	$10.56	$5.50

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.33%, 2.08%, 2.08% and 1.08% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report    Page 15

Fund Spotlight as of 12/31/07 Nuveen NWQ Small/Mid-Cap Value Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$16.65	$16.53	$16.52	$19.61
Latest Ordinary Income Distribution[1]	$0.0023	$ —	$ —	$0.0523
Inception Date	12/15/06	12/15/06	12/15/06	12/15/06

Returns quoted represent past performance which is no guarantee of future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Average Annual Total Returns as of 12/31/07

A Shares	NAV	Offer
1-Year	-4.47%	-9.96%
Since Inception	-4.92%	-10.15%

B Shares	w/o CDSC	w/CDSC
1-Year	-5.19%	-8.98%
Since Inception	-5.64%	-9.25%

C Shares	NAV
1-Year	-5.24%
Since Inception	-5.69%

R Shares	NAV
1-Year	-4.22%
Since Inception	-4.68%

Top Five Common Stock Holdings [2]
Southwestern Energy Company	3.9%
MeadWestvaco Corporation	3.9%
Hanover Insurance Group Inc.	3.5%
People’s United Financial, Inc.	3.4%
Community Health Systems Inc.	3.2%

Portfolio Allocation2

Portfolio Statistics
Net Assets ($000)	$22,121
Number of Common Stocks	44

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	2.54%	1.41%	6/30/07
Class B	4.09%	2.17%	6/30/07
Class C	3.22%	2.16%	6/30/07
Class R	1.49%	1.15%	6/30/07

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through October 31, 2010, and a custodian fee credit whereby certain fees and expenses are reduced by credits earned of the Fund’s cash on deposit with the bank. Absent the waiver, reimbursement and credit, expenses would be higher and total returns would be less.

1	Ordinary income distribution paid on December 31, 2007, if any.

2	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Semi-Annual Report    Page 16

Fund Spotlight as of 12/31/07 Nuveen NWQ Small/Mid-Cap Value Fund

Industries[1]
Paper & Forest Products	10.2%
Machinery	9.2%
Electronic Equipment & Instruments	8.7%
Oil, Gas & Consumable Fuels	6.6%
Metals & Mining	6.5%
Food Products	6.0%
Insurance	6.0%
Health Care Providers & Services	5.0%
Chemicals	4.7%
Electrical Equipment	3.7%
Containers & Packaging	3.5%
Thrifts & Mortgage Finance	3.4%
Multiline Retail	3.0%
Household Durables	2.8%
Short-Term Investments	6.8%
Other	13.9%

1	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance				Hypothetical Performance (5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (7/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/07)	$887.80	$884.00	$883.90	$884.90	$1,018.10	$1,015.17	$1,014.47	$1,019.66
Expenses Incurred During Period	$6.71	$9.45	$10.11	$5.23	$7.17	$10.11	$10.82	$5.60

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.41%, 1.99%, 2.13% and 1.10% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report    Page 17

Fund Spotlight as of 12/31/07Nuveen NWQ Small-Cap Value Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$25.60	$25.14	$25.18	$25.62
Latest Capital Gain Distribution[1]	$0.0890	$0.0890	$0.0890	$0.0890
Latest Ordinary Income Distribution[2]	$0.6288	$0.6059	$0.6059	$0.6992
Inception Date	12/09/04	12/09/04	12/09/04	12/09/04

Returns quoted represent past performance which is no guarantee of future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains, if any. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Average Annual Total Returns as of 12/31/07

A Shares	NAV	Offer
1-Year	-3.52%	-9.08%
Since Inception	10.14%	8.04%

B Shares	w/o CDSC	w/CDSC
1-Year	-4.30%	-8.02%
Since Inception	9.31%	8.49%

C Shares	NAV
1-Year	-4.26%
Since Inception	9.36%

R Shares	NAV
1-Year	-3.26%
Since Inception	10.43%
Top Five Common Stock Holdings [3]
WD-40 Company	4.1%
Warren Resources Inc.	3.9%
Glatfelter	3.6%
CommScope Inc.	3.5%
Community Health Systems Inc.	3.3%

Portfolio Allocation3

Portfolio Statistics
Net Assets ($000)	$192,598
Number of Common Stocks	43

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	1.50%	1.49%	6/30/07
Class B	2.25%	2.24%	6/30/07
Class C	2.25%	2.24%	6/30/07
Class R	1.22%	1.22%	6/30/07

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through October 31, 2009. Absent the waiver and reimbursement, expenses would be higher and total returns would be less.

1	Paid December 17, 2007.

2	Ordinary income distribution consists of short-term capital gains paid on December 17, 2007, and ordinary income paid on December 31, 2007, if any.

3	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Semi-Annual Report    Page 18

Fund Spotlight as of 12/31/07 Nuveen NWQ Small-Cap Value Fund

Industries1

Oil, Gas & Consumable Fuels	12.8%
Machinery	12.1%
Paper & Forest Products	11.9%
Electrical Equipment	7.1%
Food Products	4.6%
Metals & Mining	4.2%
Household Products	4.1%
Electronic Equipment & Instruments	3.7%
Communications Equipment	3.5%
Health Care Providers & Services	3.3%
Road & Rail	3.3%
Multiline Retail	3.0%
Semiconductors & Equipment	2.8%
Specialty Retail	2.7%
Hotels, Restaurants & Leisure	2.6%
Short-Term Investments	5.8%
Other	12.5%
1	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)
	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (7/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/07)	$874.80	$871.20	$871.40	$875.80	$1,017.80	$1,014.06	$1,014.06	$1,019.06
Expenses Incurred During Period	$6.95	$10.42	$10.42	$5.77	$7.48	$11.22	$11.22	$6.21

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.47%, 2.21%, 2.21% and 1.22% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report    Page 19

Fund Spotlight as of 12/31/07 Nuveen Global Value Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$25.48	$25.31	$25.33	$25.50
Latest Capital Gain Distribution[1]	$0.5323	$0.5323	$0.5323	$0.5323
Latest Ordinary Income Distribution[2]	$1.0256	$0.8228	$0.8228	$1.0938
Inception Date	12/09/04	12/09/04	12/09/04	12/09/04

Returns quoted represent past performance which is no guarantee of future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains, if any. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Average Annual Total Returns as of 12/31/07

A Shares	NAV	Offer
1-Year	4.82%	-1.22%
Since Inception	11.87%	9.73%

B Shares	w/o CDSC	w/CDSC
1-Year	4.02%	0.08%
Since Inception	11.03%	10.24%

C Shares	NAV
1-Year	4.02%
Since Inception	11.06%

R Shares	NAV
1-Year	5.04%
Since Inception	12.15%
Top Five Common Stock Holdings[3]
Nippon Telegraph and Telephone Corporation, ADR		2.7%
CA Inc.		2.6%
Barrick Gold Corporation		2.5%
Chunghwa Telecom Co., Ltd., Sponsored ADR		2.3%
Apache Corporation		2.3%

Portfolio Allocation3

Portfolio Statistics
Net Assets ($000)	$19,307
Number of Common Stocks	85

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	1.82%	1.68%	6/30/07
Class B	2.54%	2.44%	6/30/07
Class C	2.53%	2.43%	6/30/07
Class R	1.58%	1.43%	6/30/07

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through October 31, 2009, and a custodian fee credit whereby certain fees and expenses are reduced by credits earned of the Fund’s cash on deposit with the bank. Absent the waiver, reimbursement and credit, expenses would be higher and total returns would be less.

1	Paid December 17, 2007.

2	Ordinary income distribution consists of short-term capital gains paid on December 17, 2007, and ordinary income paid on December 31, 2007, if any.

3	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Semi-Annual Report    Page 20

Fund Spotlight as of 12/31/07 Nuveen Global Value Fund

Country Allocation[1]
United States	49.4%
Japan	17.7%
Canada	6.1%
France	4.4%
Australia	3.9%
South Africa	3.4%
Italy	3.2%
South Korea	2.4%
Taiwan	2.3%
United Kingdom	2.2%
Netherlands	1.7%
Germany	1.2%
Brazil	1.1%
Belgium	1.0%

Industries[1]
Oil, Gas & Consumable Fuels	13.7%
Metals & Mining	13.2%
Diversified Telecommunication Services	12.0%
Media	6.9%
Insurance	5.7%
Software	5.3%
Commercial Services & Supplies	3.9%
Communications Equipment	2.8%
Thrifts & Mortgage Finance	2.6%
Aerospace & Defense	2.1%
Electric Utilities	2.0%
Beverages	2.0%
Machinery	1.8%
Computers & Peripherals	1.7%
Capital Markets	1.6%
Household Products	1.5%
Leisure Equipment & Products	1.5%
Commercial Banks	1.5%
Road & Rail	1.4%
Tobacco	1.4%
Energy Equipment & Services	1.3%
Other	14.1%
1	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (7/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/07)	$974.30	$970.70	$970.70	$975.30	$1,016.84	$1,013.06	$1,013.06	$1,018.10
Expenses Incurred During Period	$8.26	$11.97	$11.97	$7.02	$8.44	$12.23	$12.23	$7.17

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.66%, 2.41%, 2.41% and 1.41% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report    Page 21

Fund Spotlight as of 12/31/07 Nuveen Tradewinds Value Opportunities Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$30.70	$30.49	$30.49	$30.72
Latest Capital Gain Distribution[1]	$1.0546	$1.0546	$1.0546	$1.0546
Latest Ordinary Income Distribution[2]	$0.9973	$0.7542	$0.7542	$1.0783
Inception Date	12/09/04	12/09/04	12/09/04	12/09/04

Returns quoted represent past performance which is no guarantee of future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains, if any. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Average Annual Total Returns as of 12/31/07

A Shares	NAV	Offer
1-Year	10.53%	4.18%
Since Inception	18.74%	16.47%

B Shares	w/o CDSC	w/CDSC
1-Year	9.67%	5.67%
Since Inception	17.84%	17.14%

C Shares	NAV
1-Year	9.67%
Since Inception	17.84%

R Shares	NAV
1-Year	10.80%
Since Inception	19.03%
Top Five Common Stock Holdings [3]
Newmont Mining Corporation		4.9%
Tyson Foods, Inc.		4.2%
Peabody Energy Corporation		4.1%
Kinross Gold Corporation		3.2%
Nippon Telegraph and Telephone Corporation, ADR		2.9%

Portfolio Allocation3

Portfolio Statistics
Net Assets ($000)	$575,230
Number of Common Stocks	61

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	1.39%	1.39%	6/30/07
Class B	2.14%	2.14%	6/30/07
Class C	2.14%	2.14%	6/30/07
Class R	1.14%	1.14%	6/30/07

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses.

1	Paid December 17, 2007.

2	Ordinary income distribution consists of short-term capital gains paid on December 17, 2007, and ordinary income paid on December 31, 2007.

3	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Semi-Annual Report    Page 22

Fund Spotlight as of 12/31/07 Nuveen Tradewinds Value Opportunities Fund

Country Allocation[1]
United States	64.1%
Japan	7.3%
Canada	7.3%
Australia	4.2%
South Africa	4.1%
South Korea	2.1%
Taiwan	1.8%
Brazil	1.3%
France	0.7%
Israel	0.4%
Short-Term Investments	6.7%

Industries[1]
Metals & Mining	24.7%
Electric Utilities	7.4%
Oil, Gas & Consumable Fuels	7.4%
Food Products	6.7%
Diversified Telecommunication Services	6.7%
Commercial Services & Supplies	5.4%
Energy Equipment & Services	3.9%
Machinery	3.6%
Health Care Providers & Services	3.2%
Airlines	3.1%
Communications Equipment	2.9%
Multi-Utilities	2.7%
Electronic Equipment & Instruments	2.7%
Short-Term Investments	6.7%
Other	12.9%

1	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (7/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/07)	$1,009.70	$1,005.70	$1,005.70	$1,010.90	$1,018.10	$1,014.37	$1,014.37	$1,019.36
Expenses Incurred During Period	$7.14	$10.87	$10.87	$5.88	$7.17	$10.92	$10.92	$5.90

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.41%, 2.15%, 2.15% and 1.16% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report    Page 23

Shareholder

Meeting Report

The special meeting of shareholders was held in the offices of Nuveen Investments on October 12, 2007; the meeting for Nuveen NWQ Multi-Cap Value Fund, Nuveen NWQ Large-Cap Value Fund, Nuveen NWQ Small-Cap Value Fund and Nuveen Tradewinds Value Opportunities Fund was subsequently adjourned to October 22, 2007, and additionally adjourned to November 8, 2007, for Nuveen NWQ Multi-Cap Value Fund, Nuveen NWQ Large-Cap Value Fund and Nuveen Tradewinds Value Opportunities Fund; Nuveen NWQ Multi-Cap Value Fund and Nuveen Tradewinds Value Opportunities Fund were additionally adjourned to November 12, 2007 and November 30, 2007.

	Nuveen NWQ Multi-Cap Value Fund	Nuveen NWQ Large-Cap Value Fund	Nuveen NWQ Small/Mid-Cap Value Fund	Nuveen NWQ Small-Cap Value Fund	Nuveen Global Value Fund	Nuveen Tradewinds Value Opportunities Fund
To approve a new investment management agreement:
For	25,898,164	353,886	9,489,499	2,648,664	380,438	7,292,046
Against	701,405	3,535	—	21,483	3,058	157,353
Abstain	853,250	2,710	3,901	37,470	1,593	200,084
Broker Non-Votes	4,792,339	159,620	105,926	1,111,601	164,628	1,020,451
Total	32,245,158	519,751	9,599,326	3,819,218	549,717	8,669,934

To approve a new sub-advisory agreement between Nuveen Asset Management and NWQ Investment Management Company, LLC:
For	25,788,217	353,937	9,489,499	2,642,556	378,911	—
Against	786,332	3,723	—	27,027	3,410	—
Abstain	878,270	2,471	3,901	38,034	2,768	—
Broker Non-Votes	4,792,339	159,620	105,926	1,111,601	164,628	—
Total	32,245,158	519,751	9,599,326	3,819,218	549,717	—

To approve a new sub-advisory agreement between Nuveen Asset Management and Tradewinds Global Investors, LLC:
For	—	—	—	—	375,374	7,277,774
Against	—	—	—	—	3,410	168,978
Abstain	—	—	—	—	6,305	202,731
Broker Non-Votes	—	—	—	—	164,628	1,020,451
Total	—	—	—	—	549,717	8,669,934

Approval of the Board Members was reached as follows:
Robert P. Bremner
For	31,364,902	516,216	9,599,168	3,795,652	538,823	8,459,494
Withhold	880,256	3,535	158	23,566	10,894	210,440
Total	32,245,158	519,751	9,599,326	3,819,218	549,717	8,669,934
Jack B. Evans
For	31,385,120	516,216	9,599,168	3,795,690	538,823	8,462,087
Withhold	860,038	3,535	158	23,528	10,894	207,847
Total	32,245,158	519,751	9,599,326	3,819,218	549,717	8,669,934

	Nuveen NWQ Multi-Cap Value Fund	Nuveen NWQ Large-Cap Value Fund	Nuveen NWQ Small/Mid-Cap Value Fund	Nuveen NWQ Small-Cap Value Fund	Nuveen Global Value Fund	Nuveen Tradewinds Value Opportunities Fund
Approval of the Board Members was reached as follows:
William C. Hunter
For	31,382,514	516,216	9,599,168	3,795,907	538,823	8,462,474
Withhold	862,644	3,535	158	23,311	10,894	207,460
Total	32,245,158	519,751	9,599,326	3,819,218	549,717	8,669,934
David J. Kundert
For	31,380,583	516,216	9,599,168	3,795,945	538,823	8,458,305
Withhold	864,575	3,535	158	23,273	10,894	211,629
Total	32,245,158	519,751	9,599,326	3,819,218	549,717	8,669,934
William J. Schneider
For	31,379,814	516,216	9,599,168	3,795,670	538,823	8,462,337
Withhold	865,344	3,535	158	23,548	10,894	207,597
Total	32,245,158	519,751	9,599,326	3,819,218	549,717	8,669,934
Timothy R. Schwertfeger
For	31,378,899	516,216	9,591,154	3,795,770	538,664	8,459,049
Withhold	866,259	3,535	8,172	23,448	11,053	210,885
Total	32,245,158	519,751	9,599,326	3,819,218	549,717	8,669,934
Judith M. Stockdale
For	31,367,893	516,216	9,599,168	3,795,613	538,823	8,459,350
Withhold	877,265	3,535	158	23,605	10,894	210,584
Total	32,245,158	519,751	9,599,326	3,819,218	549,717	8,669,934
Carole E. Stone
For	31,378,084	516,216	9,599,168	3,795,894	538,823	8,460,062
Withhold	867,074	3,535	158	23,324	10,894	209,872
Total	32,245,158	519,751	9,599,326	3,819,218	549,717	8,669,934

To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the current fiscal year:
For	31,193,194	514,220	9,593,905	3,782,495	545,639	8,432,420
Against	383,028	3,535	158	9,642	2,932	81,406
Abstain	668,936	1,996	5,263	27,081	1,146	156,108
Total	32,245,158	519,751	9,599,326	3,819,218	549,717	8,669,934

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

December 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 98.3%

	Aerospace & Defense – 4.7%

253,200	Lockheed Martin Corporation	$26,651,832

450,000	Raytheon Company	27,315,000
	Total Aerospace & Defense	53,966,832

	Biotechnology – 2.2%

552,100	Amgen Inc., (2)	25,639,524
	Capital Markets – 2.3%

600,000	JPMorgan Chase & Co.	26,190,000
	Commercial Banks – 0.7%

200,000	Wachovia Corporation	7,606,000
	Commercial Services & Supplies – 2.6%

785,600	Pitney Bowes Inc.	29,884,224
	Communications Equipment – 4.3%

3,079,700	Motorola, Inc.	49,398,388
	Computers & Peripherals – 0.5%

2,200,000	Quantum Corporation, (2)	5,918,000
	Containers & Packaging – 1.1%

461,800	Packaging Corp. of America	13,022,760
	Diversified Financial Services – 0.9%

358,400	Citigroup Inc.	10,551,296
	Diversified Telecommunication Services – 1.3%

1,100,000	Sprint Nextel Corporation	14,443,000
	Electronic Equipment & Instruments – 0.7%

227,752	Agilent Technologies, Inc., (2)	8,367,608
	Food Products – 1.2%

118,900	Smithfield Foods, Inc., (2)	3,438,588

655,800	Tyson Foods, Inc., Class A	10,053,414
	Total Food Products	13,492,002

	Health Care Providers & Services – 1.6%

308,500	Aetna Inc.	17,809,705
	Independent Power Producers & Energy Traders – 2.5%

648,200	NRG Energy Inc., (2)	28,092,988
	Insurance – 13.8%

559,600	Aon Corporation	26,687,324

864,900	Genworth Financial Inc., Class A	22,011,705

765,000	Hartford Financial Services Group, Inc.	66,700,350

830,000	Loews Corporation	41,782,200
	Total Insurance	157,181,579

	Machinery – 1.1%

6,000	Illinois Tool Works Inc.	321,240

275,000	Ingersoll Rand Company Limited, Class A	12,779,250
	Total Machinery	13,100,490

Shares	Description (1)	Value

	Media – 11.7%

793,000	CBS Corporation, Class B	$21,609,250

362,500	Clear Channel Communications, Inc.	12,513,500

1,348,100	Comcast Corporation, Special Class A	24,427,572

368,758	Liberty Media Holding Corporation Interactive, Class A, (2)	7,035,903

1,562,000	Viacom Inc., Class B, (2)	68,603,040
	Total Media	134,189,265

	Metals & Mining – 5.5%

1,100,000	Barrick Gold Corporation	46,255,000

136,200	United States Steel Corporation	16,467,942
	Total Metals & Mining	62,722,942

	Oil, Gas & Consumable Fuels – 12.6%

518,000	Apache Corporation	55,705,720

225,000	Hess Corporation	22,693,500

640,800	Noble Energy, Inc.	50,956,416

988,800	Warren Resources Inc., (2)	13,971,744
	Total Oil, Gas & Consumable Fuels	143,327,380

	Paper & Forest Products – 2.1%

326,820	AbitibiBowater Inc.	6,735,760

1,200,000	Sappi Limited, Sponsored ADR	17,304,000
	Total Paper & Forest Products	24,039,760

	Pharmaceuticals – 2.7%

672,000	Sanofi-Aventis, ADR	30,596,160
	Real Estate/Mortgage – 0.8%

2,875,070	Friedman, Billings, Ramsey Group, Inc., Class A	9,027,720
	Semiconductors & Equipment – 0.7%

907,783	Mattson Technology, Inc., (2)	7,770,622
	Software – 9.1%

4,150,677	CA Inc.	103,559,392
	Thrifts & Mortgage Finance – 8.4%

442,300	Federal Home Loan Mortgage Corporation	15,069,161

950,000	Federal National Mortgage Association	37,981,000

1,695,000	IndyMac Bancorp, Inc.	10,085,250

675,000	MGIC Investment Corporation	15,140,250

1,500,000	Radian Group Inc.	17,520,000
	Total Thrifts & Mortgage Finance	95,795,661

	Tobacco – 3.2%

486,400	Altria Group, Inc.	36,762,112
	Total Common Stocks (cost $1,078,008,224)	1,122,455,410

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund (continued)

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.5%

$5,817	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07, repurchase price $5,817,471, collateralized by $4,255,000 U.S. Treasury Bonds, 7.625%, due 2/15/25, value $5,935,725	1.000%	1/02/08	$5,817,148
	Total Short-Term Investments (cost $5,817,148)			5,817,148

	Total Investments (cost $1,083,825,372) – 98.8%			1,128,272,558

	Other Assets Less Liabilities – 1.2%			13,492,331

	Net Assets – 100%			$1,141,764,889

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund

December 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 87.8%

	Aerospace & Defense – 4.8%

4,800	Lockheed Martin Corporation	$505,248

8,300	Raytheon Company	503,810
	Total Aerospace & Defense	1,009,058

	Biotechnology – 2.1%

9,600	Amgen Inc., (2)	445,824
	Capital Markets – 2.5%

11,800	JPMorgan Chase & Co.	515,070
	Commercial Banks – 4.2%

8,400	Bank of America Corporation	346,584

17,700	Wells Fargo & Company	534,363
	Total Commercial Banks	880,947

	Commercial Services & Supplies – 3.6%

20,000	Pitney Bowes Inc.	760,800
	Communications Equipment – 3.7%

48,800	Motorola, Inc.	782,752
	Diversified Financial Services – 1.3%

9,500	Citigroup Inc.	279,680
	Diversified Telecommunication Services – 3.2%

11,000	AT&T Inc.	457,160

16,000	Sprint Nextel Corporation	210,080
	Total Diversified Telecommunication Services	667,240

	Electronic Equipment & Instruments – 0.6%

3,200	Agilent Technologies, Inc., (2)	117,568
	Food Products – 2.3%

8,676	Kraft Foods Inc.	283,098

13,200	Tyson Foods, Inc., Class A	202,356
	Total Food Products	485,454

	Health Care Providers & Services – 1.1%

4,150	Aetna Inc.	239,580
	Household Products – 2.2%

6,800	Kimberly-Clark Corporation	471,512
	Insurance – 11.9%

8,500	Aon Corporation	405,365

22,800	Genworth Financial Inc., Class A	580,260

10,100	Hartford Financial Services Group, Inc.	880,619

12,500	Loews Corporation	629,250
	Total Insurance	2,495,494

	Machinery – 1.6%

3,200	Illinois Tool Works Inc.	171,328

3,500	Ingersoll Rand Company Limited, Class A	162,645
	Total Machinery	333,973

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Media – 7.7%

1,500	CBS Corporation, Class B	$40,875

20,000	Comcast Corporation, Special Class A	362,400

11,700	Liberty Media Holding Corporation Interactive, Class A, (2)	223,236

22,400	Viacom Inc., Class B, (2)	983,808
	Total Media	1,610,319

	Metals & Mining – 4.7%

18,400	Barrick Gold Corporation	773,720

1,800	United States Steel Corporation	217,638
	Total Metals & Mining	991,358

	Oil, Gas & Consumable Fuels – 10.3%

8,500	Apache Corporation	914,090

2,000	ConocoPhillips	176,600

3,200	Hess Corporation	322,752

9,500	Noble Energy, Inc.	755,440
	Total Oil, Gas & Consumable Fuels	2,168,882

	Paper & Forest Products – 1.4%

8,800	International Paper Company	284,944
	Pharmaceuticals – 2.1%

9,500	Sanofi-Aventis, ADR	432,535
	Road & Rail – 0.3%

450	Union Pacific Corporation	56,529
	Software – 8.0%

47,000	CA Inc.	1,172,650

14,200	Microsoft Corporation	505,520
	Total Software	1,678,170

	Thrifts & Mortgage Finance – 5.3%

6,800	Federal Home Loan Mortgage Corporation	231,676

15,800	Federal National Mortgage Association	631,684

7,500	MGIC Investment Corporation	168,225

7,700	Radian Group Inc.	89,936
	Total Thrifts & Mortgage Finance	1,121,521

	Tobacco – 2.9%

8,100	Altria Group, Inc.	612,197
	Total Common Stocks (cost $18,973,431)	18,441,407

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 15.5%

$3,240	Repurchase Agreement with State Street Bank, dated 12/31/07, repurchase price $3,239,899, collateralized by $2,810,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $3,308,775	1.000%	1/02/08	$3,239,719
	Total Short-Term Investments (cost $3,239,719)			3,239,719

	Total Investments (cost $22,213,150) – 103.3%			21,681,126

	Other Assets Less Liabilities – (3.3)%			(683,569)

	Net Assets – 100%			$20,997,557

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund

December 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 767.6%, (3)

	(3)Aerospace & Defense – 15.8%

67,500	Esterline Technologies Corporation, (2)	$3,493,125
	Building Products – 22.5%

399,550	Griffon Corporation, (2)	4,974,398
	Chemicals – 38.4%

67,900	Agrium Inc., ADR	4,903,059

107,950	Rockwood Holdings Inc., (2)	3,586,099
	Total Chemicals	8,489,158

	Containers & Packaging – 28.6%

101,900	Packaging Corp. of America	2,873,580

326,550	Smurfit-Stone Container Corporation, (2)	3,448,368
	Total Containers & Packaging	6,321,948

	Electrical Equipment – 30.2%

44,400	Acuity Brands Inc.	1,998,000

65,700	Lincoln Electric Holdings Inc.	4,676,526
	Total Electrical Equipment	6,674,526

	Electronic Equipment & Instruments – 72.0%

141,050	Arrow Electronics, Inc., (2)	5,540,444

50,400	Avnet Inc.	1,762,488

204,950	Coherent Inc., (2)	5,138,097

47,600	General Cable Corporation, (2)	3,488,128
	Total Electronic Equipment & Instruments	15,929,157

	Energy Equipment & Services – 15.8%

158,700	Acergy S.A., Sponsored ADR	3,486,639
	Food Products – 49.8%

504,000	Del Monte Foods Company	4,767,840

123,300	Smithfield Foods, Inc., (2)	3,565,836

174,700	Tyson Foods, Inc., Class A	2,678,151
	Total Food Products	11,011,827

	Health Care Providers & Services – 41.0%

156,200	Community Health Systems Inc., (2)	5,757,532

145,300	Omnicare, Inc.	3,314,293
	Total Health Care Providers & Services	9,071,825

	Household Durables – 23.3%

199,600	Newell Rubbermaid Inc.	5,165,648
	Independent Power Producers & Energy Traders – 9.7%

49,600	NRG Energy Inc., (2)	2,149,664
	Insurance – 49.0%

139,900	Hanover Insurance Group Inc.	6,407,420

133,000	Tower Group Inc.	4,442,200
	Total Insurance	10,849,620

Shares	Description (1)	Value

	Machinery – 76.0%

104,600	Gardner Denver, Inc., (2)	$3,451,800

106,700	Kennametal Inc.	4,039,662

77,700	Oshkosh Truck Corporation	3,672,102

225,520	Sauer-Danfoss, Inc.	5,649,276
	Total Machinery	16,812,840

	Metals & Mining – 53.2%

24,900	Carpenter Technology Inc.	1,871,733

48,450	Century Aluminum Company, (2)	2,613,393

271,100	Gibraltar Industries Inc.	4,180,362

57,350	Reliance Steel & Aluminum Company	3,108,370
	Total Metals & Mining	11,773,858

	Multiline Retail – 25.1%

187,750	Casey’s General Stores, Inc.	5,559,278
	Oil, Gas & Consumable Fuels – 54.3%

125,700	Denbury Resources Inc., (2)	3,739,575

22,000	Range Resources Corporation	1,129,920

128,200	Southwestern Energy Company, (2)	7,143,304
	Total Oil, Gas & Consumable Fuels	12,012,799

	Paper & Forest Products – 83.9%

20,448	AbitibiBowater Inc.	421,433

680,500	Domtar Corporation, (2)	5,233,045

226,000	MeadWestvaco Corporation	7,073,800

392,000	Sappi Limited, Sponsored ADR	5,652,640

20,950	Wausau Paper Corp.	188,341
	Total Paper & Forest Products	18,569,259

	Real Estate/Mortgage – 5.1%

360,250	Friedman, Billings, Ramsey Group, Inc., Class A	1,131,185
	Specialy Retail – 16.4%

257,000	Pacific Sunwear of California, Inc., (2)	3,626,270
	Textiles, Apparel & Luxury Goods – 14.9%

78,350	Fossil Inc., (2)	3,289,133
	Thrifts & Mortgage Finance – 28.0%

347,500	People’s United Financial, Inc.	6,185,499
	Trading Companies & Distributors – 14.6%

81,350	WESCO International Inc., (2)	3,224,713
	Total Common Stocks (cost $181,942,418)	169,802,369

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 56.4%, (3)

$12,470	Repurchase Agreement with State Street Bank, dated 12/31/07, repurchase price $12,471,157, collateralized by $10,805,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $12,722,888	1.000%	1/02/08	$12,470,464
	Total Short-Term Investments (cost $12,470,464)			12,470,464

	Total Investments (cost $194,412,882) – 824.0%			182,272,833

	Other Assets Less Liabilities – (724.0)%			(160,151,751)

	Net Assets – 100%			$22,121,082

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.
(3)	The investment percentages disclosed in the Portfolio of Investments represent unsettled securities that have been redeemed in-kind as of December 31, 2007.

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

December 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 94.8%

	Building Products – 2.5%

389,650	Griffon Corporation, (2)	$4,851,143
	Commercial Banks – 1.5%

211,200	Bancorp, Inc., (2)	2,842,752
	Communications Equipment – 3.6%

139,500	CommScope Inc., (2)	6,864,795
	Computers & Peripherals – 0.9%

632,900	Quantum Corporation, (2)	1,702,501
	Containers & Packaging – 1.5%

278,600	Smurfit-Stone Container Corporation, (2)	2,942,016
	Electrical Equipment – 7.2%

54,300	Acuity Brands Inc.	2,443,500

125,700	Belden Inc.	5,593,650

81,400	Lincoln Electric Holdings Inc.	5,794,052
	Total Electrical Equipment	13,831,202

	Electronic Equipment & Instruments – 3.8%

53,650	General Cable Corporation, (2)	3,931,472

344,300	Keithley Instruments, Inc.	3,332,824
	Total Electronic Equipment & Instruments	7,264,296

	Food Products – 4.6%

567,900	Del Monte Foods Company	5,372,334

122,412	Smithfield Foods, Inc., (2)	3,540,155
	Total Food Products	8,912,489

	Health Care Providers & Services – 3.3%

174,300	Community Health Systems Inc., (2)	6,424,698
	Hotels, Restaurants & Leisure – 2.6%

185,200	Bob Evans Farms	4,987,436
	Household Durables – 2.3%

223,300	Hooker Furniture Corporation	4,488,330
	Household Products – 4.1%

208,070	WD-40 Company	7,900,418
	Insurance – 0.9%

214,800	PMA Capital Corporation, Class A, (2)	1,765,656
	Machinery – 12.2%

144,100	Albany International Corporation, Class A	5,346,110

135,359	Kadant Inc., (2)	4,016,102

112,940	Kennametal Inc.	4,275,908

86,900	RBC Bearings Inc., (2)	3,776,674

244,100	Sauer-Danfoss, Inc.	6,114,705
	Total Machinery	23,529,499

	Metals & Mining – 4.2%

59,700	Century Aluminum Company, (2)	3,220,218

321,294	Gibraltar Industries Inc.	4,954,353
	Total Metals & Mining	8,174,571

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund (continued)

December 31, 2007

Shares	Description (1)	Value
	Multiline Retail – 3.1%

199,550	Casey’s General Stores, Inc.	$5,908,676
	Oil, Gas & Consumable Fuels – 12.9%

184,800	Acergy S.A., Sponsored ADR	4,060,056

189,300	Approach Resources Inc.	2,434,398

125,800	Bill Barrett Corporation, (2)	5,267,246

137,908	Denbury Resources Inc., (2)	4,102,763

24,500	Range Resources Corporation	1,258,320

540,350	Warren Resources Inc., (2)	7,635,146
	Total Oil, Gas & Consumable Fuels	24,757,929

	Paper & Forest Products – 12.0%

187,038	AbitibiBowater Inc.	3,854,853

131,600	Buckeye Technologies Inc., (2)	1,645,000

457,800	Glatfelter	7,008,918

416,700	Sappi Limited, Sponsored ADR	6,008,814

510,994	Wausau Paper Corp.	4,593,836
	Total Paper & Forest Products	23,111,421

	Real Estate/Mortgage – 0.9%

505,700	Alesco Financial Inc.	1,658,696
	Road & Rail – 3.3%

455,700	Marten Transport, Ltd., (2)	6,357,015
	Semiconductors & Equipment – 2.8%

142,600	Mattson Technology, Inc., (2)	1,220,656

106,700	Standard Microsystems Corporation	4,168,769
	Total Semiconductors & Equipment	5,389,425

	Specialty Retail – 2.7%

325,591	Golfsmith International Holdings Inc., (2)	1,253,525

286,000	Pacific Sunwear of California, Inc., (2)	4,035,460
	Total Specialty Retail	5,288,985

	Textiles, Apparel & Luxury Goods – 1.9%

86,800	Fossil Inc., (2)	3,643,863
	Total Common Stocks (cost $182,667,185)	182,597,812

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.9%

$11,338	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07, repurchase price $11,338,721, collateralized by $10,725,000 U.S. Treasury Notes, 4.875%, due 8/15/16, value $11,569,594	1.000%	1/02/08	$11,338,091
	Total Short-Term Investments (cost $11,338,091)			11,338,091

	Total Investments (cost $194,005,276) – 100.7%			193,935,903

	Other Assets Less Liabilities – (0.7)%			(1,338,130)

	Net Assets – 100%			$192,597,773

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Global Value Fund

December 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 99.0%

	Aerospace & Defense – 2.1%

1,850	Lockheed Martin Corporation	$194,731

3,450	Raytheon Company	209,415
	Total Aerospace & Defense	404,146

	Beverages – 2.0%

6,600	Coca Cola West Holdings Company	145,710

16,000	Kirin Brewery Company Limited	234,729
	Total Beverages	380,439

	Biotechnology – 1.0%

4,100	Amgen Inc., (2)	190,404
	Building Products – 1.0%

12,500	JS Group Corporation	199,437
	Capital Markets – 1.6%

6,900	JPMorgan Chase & Co.	301,185
	Chemicals – 1.0%

94,750	Dyno Nobel, Limited	184,855
	Commercial Banks – 1.5%

9,400	Wells Fargo & Company	283,786
	Commercial Services & Supplies – 3.9%

3,300	Dai Nippon Printing Co., Ltd., ADR	48,533

25,000	Dai Nippon Printing Co., Ltd.	366,167

8,600	Pitney Bowes Inc.	327,144
	Total Commercial Services & Supplies	741,844

	Communications Equipment – 2.7%

34,670	Alcatel-Lucent	252,205

17,250	Motorola, Inc.	276,690
	Total Communications Equipment	528,895

	Computers & Peripherals – 1.7%

10,600	Gemalto N.V., (2)	333,262
	Consumer Finance – 0.4%

3,240	Takefuji Corporation	77,820
	Containers & Packaging – 0.3%

3,000	Toyo Seikan Kaisha	53,194
	Diversified Financial Services – 1.0%

6,450	Citigroup Inc.	189,888
	Diversified Telecommunication Services – 11.9%

6,300	AT&T Inc.	261,828

4,060	Belgacom S.A.	200,033

20,901	Chunghwa Telecom Co., Ltd., Sponsored ADR	441,220

10,900	KT Corporation, Sponsored ADR	281,220

21,180	Nippon Telegraph and Telephone Corporation, ADR	522,298

12,900	Sprint Nextel Corporation	169,377

173,700	Telecom Italia S.p.A.	411,880
	Total Diversified Telecommunication Services	2,287,856

Portfolio of Investments (Unaudited)

Nuveen Global Value Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Electric Utilities – 2.0%

15,434	Centrais Electricas Brasileiras S.A., Electrobras	$207,492

8,760	Korea Electric Power Corporation, Sponsored ADR, (2)	182,646
	Total Electric Utilities	390,138

	Electronic Equipment & Instruments – 0.4%

1,906	Agilent Technologies, Inc., (2)	70,026
	Energy Equipment & Services – 1.3%

220	Areva CI	252,604
	Food & Staples Retailing – 1.3%

8,500	Seven & I Holdings	246,946
	Food Products – 0.8%

2,404	Kraft Foods Inc.	78,443

4,500	Tyson Foods, Inc., Class A	68,985
	Total Food Products	147,428

	Health Care Providers & Services – 0.9%

3,100	Aetna Inc.	178,963
	Household Durables – 0.9%

17,000	Sekisui House, Ltd.	181,702
	Household Products – 1.5%

4,175	Kimberly-Clark Corporation	289,495
	Insurance – 5.6%

4,550	Aon Corporation	216,990

8,450	Genworth Financial Inc., Class A	215,053

4,300	Hartford Financial Services Group, Inc.	374,917

4,000	Loews Corporation	201,360

8,000	Mitsui Sumitomo Insurance Company Limited	77,457
	Total Insurance	1,085,777

	Leisure Equipment & Products – 1.5%

6,900	Fuji Photo Film Co., Ltd.	288,803
	Machinery – 1.8%

2,800	Illinois Tool Works Inc.	149,912

4,300	Ingersoll Rand Company Limited, Class A	199,821
	Total Machinery	349,733

	Media – 6.8%

7,850	CBS Corporation, Class B	213,913

3,500	Clear Channel Communications, Inc.	120,820

11,800	Comcast Corporation, Special Class A	213,816

5,962	Liberty Media Holding Corporation Interactive, Class A, (2)	113,755

11,750	Premiere AG, (2)	221,664

9,900	Viacom Inc., Class B, (2)	434,808
	Total Media	1,318,776

Shares	Description (1)	Value

	Metals & Mining – 13.1%

45,040	Alumina Limited	$249,339

6,710	AngloGold Ashanti Limited, Sponsored ADR	287,255

7,850	Apex Silver Mines Limited, (2)	119,634

11,418	Barrick Gold Corporation	480,127

2,950	Gold Fields Limited, ADR	41,890

11,450	Gold Fields Limited	164,773

4,336	Impala Platinum Holdings Limited	150,664

16,200	Ivanhoe Mines Ltd., (2)	173,826

44,800	Lihir Gold Limited, (2)	139,380

5,750	Newcrest Mining Limited	165,802

6,100	Newmont Mining Corporation	297,863

12,500	NovaGold Resources Inc., (2)	102,000

1,300	United States Steel Corporation	157,183
	Total Metals & Mining	2,529,736

	Oil, Gas & Consumable Fuels – 13.5%

4,100	Apache Corporation	440,914

16,600	BP PLC	202,856

10,800	ERG Limited	203,091

3,300	Hess Corporation	332,838

27,000	Nippon Oil Corporation	218,278

4,800	Noble Energy, Inc.	381,696

13,600	OPTI Canada Inc., (2)	228,745

1,850	Petro Canada	99,197

3,867	Royal Dutch Shell PLC, Class B, Sponsored ADR	320,961

1,700	Suncor Energy, Inc.	184,841
	Total Oil, Gas & Consumable Fuels	2,613,417

	Paper & Forest Products – 1.0%

6,200	International Paper Company	200,756
	Personal Products – 0.7%

6,000	Shiseido Company, Limited	141,585
	Pharmaceuticals – 1.1%

7,100	Daiichi Sankyo Company Limited	218,459
	Road & Rail – 1.4%

2,100	Union Pacific Corporation	263,802
	Software – 5.2%

19,800	CA Inc.	494,010

10,000	Microsoft Corporation	356,000

13,100	Sega Sammy Holdings Inc.	162,231
	Total Software	1,012,241

	Textiles, Apparel & Luxury Goods – 1.0%

15,000	Wacoal Holdings Corporation	195,554

Portfolio of Investments (Unaudited)

Nuveen Global Value Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Thrifts & Mortgage Finance – 2.6%

3,400	Federal Home Loan Mortgage Corporation	$115,838

8,550	Federal National Mortgage Association	341,829

3,350	Radian Group Inc.	39,128
	Total Thrifts & Mortgage Finance	496,795

	Tobacco – 1.4%

3,475	Altria Group, Inc.	262,641
	Wireless Telecommunication Services – 1.1%

58,406	Vodafone Group PLC	219,251
	Total Investments (cost $17,486,220) – 99.0%	19,111,639

	Other Assets Less Liabilities – 1.0%	195,400

	Net Assets – 100%	$19,307,039

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund

December 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 76.4%

	Biotechnology – 1.6%

200,700	Amgen Inc., (2)	$9,320,508
	Commercial Services & Supplies – 3.7%

1,270,000	Allied Waste Industries, Inc., (2)	13,995,400

147,300	Toppan Printing Company Limited, ADR	7,033,575
	Total Commercial Services & Supplies	21,028,975

	Construction & Engineering – 0.4%

35,500	Shaw Group Inc., (2)	2,145,620
	Diversified Telecommunication Services – 6.6%

495,000	Chunghwa Telecom Co., Ltd., Sponsored ADR	10,449,450

120,500	KT Corporation, Sponsored ADR	3,108,900

680,900	Nippon Telegraph and Telephone Corporation, ADR	16,790,994

586,500	Sprint Nextel Corporation	7,700,745
	Total Diversified Telecommunication Services	38,050,089

	Electric Utilities – 7.4%

33,100	American Electric Power Company, Inc.	1,541,136

370,000	Centrais Electricas Brasileiras S.A., ADR	4,770,521

154,200	DTE Energy Company	6,778,632

423,700	IDACORP, INC	14,922,714

10,600	Korea Electric Power Corporation, Sponsored ADR	221,010

662,600	PNM Resources Inc.	14,212,770
	Total Electric Utilities	42,446,783

	Electronic Equipment & Instruments – 2.6%

503,900	Samsung SDI Company Ltd., Series 144A	8,949,667

164,300	Tech Data Corporation, (2)	6,197,396
	Total Electronic Equipment & Instruments	15,147,063

	Energy Equipment & Services – 2.4%

395,200	BJ Services Company	9,587,552

52,750	Technip S.A., ADR	4,203,220
	Total Energy Equipment & Services	13,790,772

	Food & Staples Retailing – 1.2%

58,500	Kroger Co.	1,562,535

113,100	Wal-Mart Stores, Inc.	5,375,643
	Total Food & Staples Retailing	6,938,178

	Food Products – 6.7%

502,600	Smithfield Foods, Inc., (2)	14,535,192

1,555,100	Tyson Foods, Inc., Class A	23,839,683
	Total Food Products	38,374,875

	Health Care Providers & Services – 1.4%

385,600	Apria Healthcare Group Inc., (2)	8,317,392
	Household Durables – 1.4%

2,628,009	Levitt Corporation, Class A	5,781,620

205,000	Sekisui House, Ltd., Sponsored ADR	2,144,300
	Total Household Durables	7,925,920

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

December 31, 2007

Shares	Description	Value

	Household Products – 1.9%

35,400	KAO Corporation, Sponsored ADR	$10,647,092
	IT Services – 1.0%

280,200	Electronic Data Systems Corporation	5,808,546
	Machinery – 2.3%

148,600	AGCO Corporation, (2)	10,101,828

52,600	Alamo Group Inc.	953,112

34,600	Lindsay Manufacturing Company	2,445,874
	Total Machinery	13,500,814

	Media – 0.5%

76,000	Scholastic Corporation, (2)	2,651,640
	Metals & Mining – 21.9%

116,900	Alumina Limited, Sponsored ADR	2,582,321

389,500	AngloGold Ashanti Limited, Sponsored ADR	16,674,495

927,300	Apex Silver Mines Limited, (2)	14,132,052

120,900	Banro Corporation, (2)	1,396,395

36,565	Barrick Gold Corporation	1,537,558

810,000	Crystallex International Corporation, (2)	1,846,800

121,200	Eldorado Gold Corporation, (2)	702,960

457,100	Gold Fields Limited	6,490,820

327,500	Gold Reserve Inc., Class A, (2)	1,703,000

440,100	Ivanhoe Mines Ltd., (2)	4,722,273

996,883	Kinross Gold Corporation, (2)	18,342,647

389,700	Lihir Gold Limited, Sponsored ADR, (2)	12,154,743

313,600	Newcrest Mining Limited, Sponsored ADR	9,114,282

573,500	Newmont Mining Corporation	28,004,005

290,100	NovaGold Resources Inc., (2)	2,367,216

3,608,100	Orezone Resources Inc., (2)	4,365,801
	Total Metals & Mining	126,137,368

	Multi-Utilities – 2.6%

552,300	Puget Energy, Inc.	15,149,589
	Oil, Gas & Consumable Fuels – 7.4%

171,700	Arch Coal Inc.	7,714,481

151,400	Delta Petroleum Corporation, (2)	2,853,890

100,000	Nexen Inc.	3,227,000

38,010	Patriot Coal Corporation	1,586,537

380,100	Peabody Energy Corporation	23,429,364

254,300	Warren Resources Inc., (2)	3,593,259
	Total Oil, Gas & Consumable Fuels	42,404,531

	Paper & Forest Products – 1.5%

216,745	AbitibiBowater Inc.	4,467,114

363,400	Domtar Corporation, (2)	2,794,546

168,300	Wausau Paper Corp.	1,513,017
	Total Paper & Forest Products	8,774,677

Shares	Description (1)	Value

	Road & Rail – 0.2%

9,000	Union Pacific Corporation	$1,130,580
	Semiconductors & Equipment – 0.4%

528,300	Axcelis Technologies Inc., (2)	2,430,180
	Software – 0.9%

1,605,300	Sega Sammy Holdings Inc., Sponsored ADR	5,004,202
	Water Utilities – 0.4%

50,700	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	2,382,900
	Total Common Stocks (cost $403,468,197)	439,508,294

Shares	Description (1)	Coupon		Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 2.5%

	Communications Equipment – 2.5%

17,600	Lucent Technologies Capital Trust I	7.750%		B2	$14,221,152
	Total Convertible Preferred Securities (cost $16,962,000)				14,221,152

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 13.7%

	Airlines – 3.1%

$8,200	ExpressJet Inc.	4.250%	8/01/23	N/A	$7,913,000

10,131	JetBlue Airways Corporation	3.500%	7/15/33	CCC+	9,953,708
18,331	Total Airlines				17,866,708
	Commercial Services & Supplies – 1.7%

10,397	Allied Waste Industries Inc., Convertible Debentures	4.250%	4/15/34	B+	9,721,195
	Communication Equipment – 0.5%

2,705	Audiocodes Limited, Convertible Bond	2.000%	11/09/24	N/A	2,502,125
	Computers & Peripherals – 0.0%

132	Adaptec Inc.	0.750%	12/22/23	CCC+	125,235
	Energy Equipment & Services – 1.4%

8,715	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	A–	8,235,675
	Health Care Providers & Services – 1.7%

13,201	Omnicare, Inc.	3.250%	12/15/35	B+	9,686,234
	Machinery – 1.2%

7,111	Albany International Corporation, Convertible Bond	2.250%	3/15/26	N/R	7,111,000
	Metals & Mining – 2.6%

193	Apex Silver Mines Limited	2.875%	3/15/24	N/R	152,470

13,047	Coeur d’Alene Mines Corporation, Convertible Bond	1.250%	1/15/24	B–	11,954,314

3,018	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/A	2,980,275
16,258	Total Metals & Mining				15,087,059

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

December 31, 2007

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Semiconductors & Equipment – 1.5%

$1,808	Credence Systems Corporation, Convertible Bond	1.500%	5/15/08	N/R	$1,719,860

6,457	Credence Systems Corporation, Convertible Bond	3.500%	5/15/10	N/R	5,900,084

1,068	FEI Company, Convertible Notes	5.500%	8/15/08	B–	1,065,330
9,333	Total Semiconductors & Equipment				8,685,274
$86,183	Total Convertible Bonds (cost $79,891,983)				79,020,505

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 6.7%

$38,457	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07, repurchase price $38,459,322, collateralized by $36,365,000 U.S. Treasury Notes, 4.875%, due 8/15/16, value $39,228,744	1.000%	1/02/08		$38,457,185
	Total Short-Term Investments (cost $38,457,185)				38,457,185

	Total Investments (cost $538,779,365) – 99.3%				571,207,136

	Other Assets Less Liabilities – 0.7%				4,023,118

	Net Assets – 100%				$575,230,254

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

N/R	Not rated.

N/A	Not applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited)

December 31, 2007

	Multi-Cap Value	Large-Cap Value	Small/Mid- Cap Value	Small-Cap Value	Global Value	Value Opportunities
Assets
Investments, at value (cost $1,078,008,224, $18,973,431, $181,942,418, $182,667,185, $17,486,220 and $500,322,180, respectively)	$1,122,455,410	$18,441,407	$169,802,369	$182,597,812	$19,111,639	$532,749,951
Short-term investments (at cost, which approximates value)	5,817,148	3,239,719	12,470,464	11,338,091	—	38,457,185
Cash	—	—	—	—	363,961	—
Cash denominated in foreign currencies (cost $—, $—, $—, $—, $49,834 and $—, respectively)	—	—	—	—	50,767	—
Receivables:
Dividends	1,461,584	20,289	109,466	256,098	24,575	323,109
Fund manager	—	24,172	—	—	27,686	—
Interest	162	90	346	315	—	625,709
Investments sold	21,083,646	—	3,039,975	—	—	—
Reclaims	837	—	—	—	2,681	24,942
Shares sold	2,277,736	271,210	211,998	593,783	9,764	4,306,178
Other assets	35,877	10	163	170	16	4,387
Total assets	1,153,132,400	21,996,897	185,634,781	194,786,269	19,591,089	576,491,461
Liabilities
Payables:
Investments purchased	—	958,147	3,952,165	1,732,614	184,259	—
Shares redeemed	9,582,225	25,646	159,401,348	176,665	61,105	479,590
Accrued expenses:
Management fees	799,374	—	140,798	161,174	—	463,778
12b-1 distribution and service fees	394,372	4,034	1,810	25,088	8,926	153,266
Other	591,540	11,513	17,578	92,955	29,760	164,573
Total liabilities	11,367,511	999,340	163,513,699	2,188,496	284,050	1,261,207
Net assets	$1,141,764,889	$20,997,557	$22,121,082	$192,597,773	$19,307,039	$575,230,254
Class A Shares
Net assets	$419,221,143	$5,361,907	$3,007,671	$62,284,672	$5,367,347	$286,390,585
Shares outstanding	19,107,401	269,854	180,653	2,433,429	210,675	9,329,600
Net asset value per share	$21.94	$19.87	$16.65	$25.60	$25.48	$30.70
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$23.28	$21.08	$17.66	$27.16	$27.03	$32.57
Class B Shares
Net assets	$53,160,459	$794,298	$32,989	$547,358	$776,497	$5,957,790
Shares outstanding	2,472,408	40,123	1,996	21,769	30,680	195,397
Net asset value and offering price per share	$21.50	$19.80	$16.53	$25.14	$25.31	$30.49
Class C Shares
Net assets	$292,635,368	$3,698,680	$1,163,938	$13,207,432	$8,380,924	$105,945,013
Shares outstanding	13,610,365	186,853	70,469	524,517	330,923	3,474,494
Net asset value and offering price per share	$21.50	$19.79	$16.52	$25.18	$25.33	$30.49
Class R Shares
Net assets	$376,747,919	$11,142,672	$17,916,484	$116,558,311	$4,782,271	$176,936,866
Shares outstanding	17,235,666	560,856	913,576	4,550,345	187,508	5,760,203
Net asset value and offering price per share	$21.86	$19.87	$19.61	$25.62	$25.50	$30.72

Net Assets Consist of:
Capital paid-in	$1,116,530,452	$22,072,872	$52,152,219	$199,378,716	$17,797,776	$546,617,179
Undistributed (Over-distribution of) net investment income	(1,541,968)	(91)	(140,992)	(24,413)	(94,794)	(7,653,334)
Accumulated net realized gain (loss) from investments, foreign currency and derivative transactions	(17,670,781)	(543,200)	(17,750,096)	(6,687,157)	(21,872)	3,838,582
Net unrealized appreciation (depreciation) of investments and foreign currency	44,447,186	(532,024)	(12,140,049)	(69,373)	1,625,929	32,427,827
Net assets	$1,141,764,889	$20,997,557	$22,121,082	$192,597,773	$19,307,039	$575,230,254

See accompanying notes to financial statements.

Statement of Operations (Unaudited)

Six Months Ended December 31, 2007

	Multi-Cap Value	Large-Cap Value	Small/Mid- Cap Value	Small-Cap Value	Global Value	Value Opportunities
Dividends (net of foreign tax withheld of $39,039, $344, $—, $—, $7,940 and $189,672, respectively)	$8,131,400	$133,754	$730,346	$1,151,430	$174,295	$3,782,998
Interest	1,182,267	40,988	169,950	315,389	11,217	2,421,658
Total investment income	9,313,667	174,742	900,296	1,466,819	185,512	6,204,656
Expenses
Management fees	5,341,515	68,398	869,077	1,016,890	99,198	2,648,855
12b-1 service fees – Class A	656,948	5,893	3,203	85,400	7,392	336,193
12b-1 distribution and service fees – Class B	321,650	2,039	788	3,634	3,833	28,772
12b-1 distribution and service fees – Class C	1,833,526	9,405	5,556	73,837	42,927	517,303
Shareholders’ servicing agent fees and expenses	1,071,983	9,985	92,079	112,555	13,171	283,466
Custodian’s fees and expenses	106,695	3,480	21,446	18,420	8,617	48,745
Trustees’ fees and expenses	16,093	198	2,632	2,464	225	5,817
Professional fees	100,228	6,441	12,812	16,984	7,748	38,202
Shareholders’ reports – printing and mailing expenses	177,444	4,584	2,101	25,251	3,700	72,961
Federal and state registration fees	139,852	38,122	36,571	75,243	60,065	95,467
Other expenses	23,760	348	3,322	3,220	339	7,746
Total expenses before custodian fee credit and expense reimbursement	9,789,694	148,893	1,049,587	1,433,898	247,215	4,083,527
Custodian fee credit	(18)	(8)	(7,239)	(444)	(2,146)	(21,229)
Expense reimbursement	—	(42,759)	(60)	—	(47,994)	—
Net expenses	9,789,676	106,126	1,042,288	1,433,454	197,075	4,062,298
Net investment income (loss)	(476,009)	68,616	(141,992)	33,365	(11,563)	2,142,358
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(17,781,623)	(543,148)	(4,638,055)	(6,510,876)	304,557	19,975,206
Foreign currency	—	—	—	—	2,739	115
Redemptions in-kind	—	—	(12,286,275)	—	—	—
Change in net unrealized appreciation (depreciation) of: Investments	(158,461,805)	(606,312)	(6,923,002)	(22,039,315)	(882,554)	(17,754,178)
Foreign currency	—	—	—	—	856	69
Net realized and unrealized gain (loss)	(176,243,428)	(1,149,460)	(23,847,332)	(28,550,191)	(574,402)	2,221,212
Net increase (decrease) in net assets from operations	$(176,719,437)	$(1,080,844)	$(23,989,324)	$(28,516,826)	$(585,965)	$4,363,570

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

	Multi-Cap Value		Large-Cap Value		Small/Mid-Cap Value
	Six Months Ended 12/31/07	Year Ended 6/30/07	Six Months Ended 12/31/07	For the Period 12/15/06 (commencement of operations) through 6/30/07	Six Months Ended 12/31/07	For the Period 12/15/06 (commencement of operations) through 6/30/07
Operations
Net investment income (loss)	$(476,009)	$6,391,221	$68,616	$23,308	$(141,992)	$487,097
Net realized gain (loss) from:
Investments	(17,781,623)	91,028,279	(543,148)	2,383	(4,638,055)	36,933
Foreign currency	—	(283)	—	—	—	—
Futures	—	—	—	—	—	(862,861)
Redemptions in-kind	—	—	—	—	(12,286,275)	—
Change in net unrealized appreciation (depreciation) of:
Investments	(158,461,805)	84,696,120	(606,312)	74,288	(6,923,002)	(5,217,047)
Foreign currency	—	38	—	—	—	—
Net increase (decrease) in net assets from operations	(176,719,437)	182,115,375	(1,080,844)	99,979	(23,989,324)	(5,555,878)
Distributions to Shareholders
From and in excess of net investment income:
Class A	(1,734,557)	(2,927,086)	(20,911)	—	(413)	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R	(2,632,904)	(2,069,137)	(72,607)	—	(487,049)	—
From accumulated net realized gains:
Class A	(17,840,823)	(24,405,454)	(694)	—	—	—
Class B	(2,285,419)	(3,122,917)	(81)	—	—	—
Class C	(12,664,308)	(17,573,222)	(342)	—	—	—
Class R	(15,616,418)	(12,137,413)	(1,364)	—	—	—
Decrease in net assets from distributions to shareholders	(52,774,429)	(62,235,229)	(95,999)	—	(487,462)	—
Fund Share Transactions
Proceeds from sale of shares	233,551,495	556,975,927	10,823,570	12,296,588	20,404,495	228,388,120
Proceeds from shares issued to shareholders due to reinvestment of distributions	47,922,665	55,329,374	81,088	—	485,206	—
	281,474,160	612,305,301	10,904,658	12,296,588	20,889,701	228,388,120
Cost of shares redeemed	(410,823,613)	(220,159,751)	(999,237)	(127,588)	(34,128,748)	(3,609,137)
Cost of redemptions in-kind	—	—	—	—	(159,386,190)	—
Net increase (decrease) in net assets from Fund share transactions	(129,349,453)	392,145,550	9,905,421	12,169,000	(172,625,237)	224,778,983
Net increase (decrease) in net assets	(358,843,319)	512,025,696	8,728,578	12,268,979	(197,102,023)	219,223,105
Net assets at the beginning of period	1,500,608,208	988,582,512	12,268,979	—	219,223,105	—
Net assets at the end of period	$1,141,764,889	$1,500,608,208	$20,997,557	$12,268,979	$22,121,082	$219,223,105
Undistributed (Over-distribution of) net investment income at the end of period	$(1,541,968)	$3,301,502	$(91)	$24,811	$(140,992)	$488,462

See accompanying notes to financial statements.

	Small-Cap Value		Global Value		Value Opportunities
	Six Months Ended 12/31/07	Year Ended 6/30/07	Six Months Ended 12/31/07	Year Ended 6/31/07	Six Months Ended 12/31/2007	Year Ended 6/31/07
Operations
Net investment income (loss)	$33,365	$775,562	$(11,563)	$76,101	$2,142,358	$2,760,445
Net realized gain (loss) from: Investments	(6,510,876)	5,290,173	304,557	884,733	19,975,206	10,410,719
Foreign currency	—	—	2,739	(9,382)	115	11
Futures	—	—	—	—	—	—
Redemptions in-kind	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(22,039,315)	19,476,662	(882,554)	2,059,637	(17,754,178)	47,264,768
Foreign currency	—	—	856	426	69	10
Net increase (decrease) in net assets from operations	(28,516,826)	25,542,397	(585,965)	3,010,763	4,363,570	60,435,933
Distributions to Shareholders
From and in excess of net investment income:
Class A	(55,240)	(88,033)	(45,537)	(46,899)	(5,367,989)	(1,500,116)
Class B	—	—	(488)	—	(67,198)	(8,089)
Class C	—	—	(5,220)	—	(1,192,021)	(155,520)
Class R	(423,903)	(303,731)	(53,512)	(39,526)	(3,787,679)	(836,917)
From accumulated net realized gains:
Class A	(1,644,070)	(229,525)	(269,734)	(156,985)	(12,301,149)	(1,310,367)
Class B	(17,075)	(2,312)	(39,043)	(13,787)	(267,415)	(24,048)
Class C	(357,868)	(57,179)	(421,581)	(137,778)	(4,745,567)	(462,457)
Class R	(3,093,051)	(329,848)	(238,207)	(102,310)	(7,857,520)	(563,686)
Decrease in net assets from distributions to shareholders	(5,591,207)	(1,010,628)	(1,073,322)	(497,285)	(35,586,538)	(4,861,200)
Fund Share Transactions
Proceeds from sale of shares	24,042,517	170,488,119	2,085,226	10,675,292	115,660,158	358,261,389
Proceeds from shares issued to shareholders due to reinvestment of distributions	4,509,429	817,942	690,894	343,018	27,936,134	3,418,775
	28,551,946	171,306,061	2,776,120	11,018,310	143,596,292	361,680,164
Cost of shares redeemed	(30,435,624)	(21,905,595)	(3,089,070)	(3,464,488)	(53,070,072)	(35,252,078)
Cost of redemptions in-kind	—	—	—	—	—	—
Net increase (decrease) in net assets from Fund share transactions	(1,883,678)	149,400,466	(312,950)	7,553,822	90,526,220	326,428,086
Net increase (decrease) in net assets	(35,991,711)	173,932,235	(1,972,237)	10,067,300	59,303,252	382,002,819
Net assets at the beginning of period	228,589,484	54,657,249	21,279,276	11,211,976	515,927,002	133,924,183
Net assets at the end of period	$192,597,773	$228,589,484	$19,307,039	$21,279,276	$575,230,254	$515,927,002
Undistributed (Over-distribution of) net investment income at the end of period	$(24,413)	$421,365	$(94,794)	$21,526	$(7,653,334)	$619,195

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen NWQ Multi-Cap Value Fund (“Multi-Cap Value”), Nuveen NWQ Large-Cap Value Fund (“Large-Cap Value”), Nuveen NWQ Small/Mid-Cap Value Fund (“Small/Mid-Cap Value”), Nuveen NWQ Small-Cap Value Fund (“Small-Cap Value”), Nuveen Global Value Fund (“Global Value”) and Nuveen Tradewinds Value Opportunities Fund (“Value Opportunities”) (formerly Nuveen NWQ Value Opportunities Fund) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust in 1996.

As previously approved by the Fund’s Board of Trustees, effective October 16, 2007, the Nuveen NWQ Global Value Fund changed its name to Nuveen Global Value Fund.

Multi-Cap Value ordinarily invests at least 80% of its assets in equity securities of companies with large, medium and small capitalizations that are selected on an opportunistic basis in an attempt to provide long-term capital appreciation.

Large-Cap Value ordinarily invests at least 80% of its assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000 Index in an attempt to provide long-term capital appreciation.

Small/Mid-Cap Value ordinarily invests at least 80% of its assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 2500 Index in an attempt to provide long-term capital appreciation.

Small-Cap Value ordinarily invests at least 80% of its assets in equity securities of companies with small capitalizations at the time of purchase that are selected on an opportunistic basis in an attempt to provide long-term capital appreciation.

Global Value ordinarily invests at least 80% of its assets in equity securities of U.S. and foreign companies in an attempt to provide long-term capital appreciation. The proportion of assets invested in foreign investments will fluctuate but generally will be within 15 percentage points of the proportion of foreign companies comprising the MSCI World Index. The Fund may also invest up to 10% of its assets in equity securities of foreign companies domiciled in emerging markets.

Value Opportunities ordinarily invests at least 80% of its assets in equity securities, including convertible securities, of companies with varying capitalizations generally ranging from $100 million to $15 billion in an attempt to provide long-term capital appreciation.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. The prices of fixed-income securities are generally provided by an independent pricing service approved by the Funds’ Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. When price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant by the pricing service or the Board of Trustees’ designee. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when issued/delayed delivery purchase commitments. At December 31, 2007, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Notes to Financial Statements (Unaudited) (continued)

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

The distributions made by the Funds during the six months ended December 31, 2007, are provisionally classified as being ‘‘From and in excess of net investment income’’, and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital, for tax purposes after the fiscal year end. For purposes of calculating ‘‘Undistributed (Over-distribution of) net investment income’’ as of December 31, 2007, the distribution amounts provisionally classified as ‘‘From and in excess of net investment income’’ were treated as being entirely from net investment income. Consequently, the financial statements at December 31, 2007, reflect an over-distribution of net investment income.

In-Kind Redemptions

In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (losses) to paid-in capital. During the six-months ended December 31, 2007, Small/Mid-Cap Value realized $12,286,275 of net loss on in-kind redemptions.

On June 14, 2007, Small/Mid-Cap Value, with current net assets of $12,395,858, received a $215,000,000 subscription to purchase Fund shares for a single shareholder. On June 15, 2007, NWQ Investment Management Company, LLC (“NWQ”) commenced investment of the shareholder subscription proceeds. On December 31, 2007, the shareholder redeemed $159,386,190, representing the remaining balance in the account at market value. In lieu of selling portfolio positions and settling the redemption in cash, the Fund elected to settle the redemption with an in-kind distribution representing a pro-rated share of each position in the portfolio and a small amount of cash. On January 31, 2008, Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), paid $81,561 to the Fund, which amount represents the cost to the Fund from a delay in investing this large shareholder’s subscription proceeds on June 15, 2007.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Effective December 31, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 ‘‘Accounting for Uncertainty in Income Taxes’’ (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is ‘‘more-likely-than-not’’ (i.e. greater than 50-percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e. the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds’ net assets or results of operations as of and during the six months ended December 31, 2007.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares, however, Large-Cap Value and Small/Mid-Cap Value will issue Class B Shares only upon exchange of Class B Shares from another Nuveen fund or for purposes of dividend reinvestment. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Futures Contracts

The Funds are authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable. None of the Funds invested in futures contracts during the six months ended December 31, 2007.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Foreign Currency Transactions

The Funds are authorized to engage in foreign currency exchange transactions, including foreign currency forward, options and futures contracts. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses resulting from changes in foreign exchange rates are included in “Realized gain (loss) on foreign currency” and “Change in unrealized appreciation (depreciation) of foreign currency” on the Statement of Operations.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which the Funds overdraws their account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Notes to Financial Statements (Unaudited) (continued)

2. Fund Shares

Transactions in Fund shares were as follows:

	Multi-Cap Value
	Six Months Ended 12/31/07		Year Ended 6/30/07
	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,763,612	$66,101,670	10,818,605	$268,508,603
Class A – automatic conversion of Class B shares	2,819	67,603	42,800	1,052,576
Class B	91,043	2,156,026	676,609	16,516,601
Class C	713,000	16,705,326	5,346,510	130,268,681
Class R	6,261,681	148,520,870	5,632,776	140,629,466
Shares issued to shareholders due to reinvestment of distributions:
Class A	802,447	17,259,450	990,601	24,368,770
Class B	96,493	2,021,539	112,666	2,714,128
Class C	510,247	10,689,686	603,038	14,533,204
Class R	834,562	17,951,990	558,136	13,713,272
	12,075,904	281,474,160	24,781,741	612,305,301
Shares redeemed:
Class A	(8,713,403)	(206,422,763)	(4,812,101)	(121,622,643)
Class B	(639,981)	(14,857,538)	(312,403)	(7,741,099)
Class B – automatic conversion to Class A shares	(2,878)	(67,603)	(43,554)	(1,052,576)
Class C	(4,813,225)	(111,658,777)	(1,913,409)	(47,510,935)
Class R	(3,288,906)	(77,816,932)	(1,687,855)	(42,232,498)
	(17,458,393)	(410,823,613)	(8,769,322)	(220,159,751)
Net increase (decrease)	(5,382,489)	$(129,349,453)	16,012,419	$392,145,550

	Large-Cap Value
	Six Months Ended 12/31/07		For the Period 12/15/06 (commencement of operations) through 6/30/07
	Shares	Amount	Shares	Amount
Shares sold:
Class A	184,497	$3,808,788	113,028	$2,391,626
Class B	28,255	568,368	13,200	265,000
Class C	141,454	2,861,440	52,444	1,093,205
Class R	175,090	3,584,974	400,872	8,546,757
Shares issued to shareholders due to reinvestment of distributions:
Class A	605	12,060	—	—
Class B	3	49	—	—
Class C	13	255	—	—
Class R	3,448	68,724	—	—
	533,365	10,904,658	579,544	12,296,588
Shares redeemed:
Class A	(25,528)	(518,015)	(2,748)	(59,050)
Class B	(1,335)	(27,870)	—	—
Class C	(7,058)	(143,891)	—	—
Class R	(15,362)	(309,461)	(3,192)	(68,538)
	(49,283)	(999,237)	(5,940)	(127,588)
Net increase (decrease)	484,082	$9,905,421	573,604	$12,169,000

	Small/Mid-Cap Value
	Six Months Ended 12/31/07		For the Period 12/15/06 (commencement of operations) through 6/30/07
	Shares	Amount	Shares	Amount
Shares sold:
Class A	150,127	$2,947,776	52,945	$1,112,010
Class B	1,417	25,481	13,079	262,319
Class C	39,005	743,432	45,776	940,817
Class R	880,290	16,687,806	10,296,580	226,072,974
Shares issued to shareholders due to reinvestment of distributions:
Class A	16	307	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R	25,441	484,899	—	—
	1,096,296	20,889,701	10,408,380	228,388,120
Shares redeemed:
Class A	(20,870)	(405,139)	(1,565)	(34,014)
Class B	(12,500)	(241,750)	—	—
Class C	(14,312)	(276,376)	—	—
Class R	(1,721,173)	(33,205,483)	(165,875)	(3,575,123)
Class R – In-kind	(8,401,687)	(159,386,190)	—	—
	(10,170,542)	(193,514,938)	(167,440)	(3,609,137)
Net increase (decrease)	(9,074,246)	$(172,625,237)	10,240,940	$224,778,983

	Small-Cap Value
	Six Months Ended 12/31/07		Year Ended 6/30/07
	Shares	Amount	Shares	Amount
Shares sold:
Class A	333,467	$9,447,857	1,585,220	$42,258,545
Class B	446	11,213	16,522	435,436
Class C	14,051	361,306	359,329	9,444,793
Class R	512,166	14,222,141	4,293,788	118,349,345
Shares issued to shareholders due to reinvestment of distributions:
Class A	57,205	1,420,922	9,390	255,254
Class B	383	9,334	53	1,421
Class C	6,980	170,236	969	26,014
Class R	116,381	2,908,937	19,629	535,253
	1,041,079	28,551,946	6,284,900	171,306,061
Shares redeemed:
Class A	(549,622)	(15,551,226)	(301,374)	(8,326,649)
Class B	(7,121)	(187,777)	(2,799)	(75,305)
Class C	(78,111)	(2,137,040)	(58,320)	(1,644,194)
Class R	(464,203)	(12,559,581)	(429,839)	(11,859,447)
	(1,099,057)	(30,435,624)	(792,332)	(21,905,595)
Net increase (decrease)	(57,978)	$(1,883,678)	5,492,568	$149,400,466

Notes to Financial Statements (Unaudited) (continued)

	Global Value
	Six Months Ended 12/31/07		Year Ended 6/30/07
	Shares	Amount	Shares	Amount
Shares sold:
Class A	20,664	$550,481	167,536	$4,284,539
Class B	3,001	80,680	15,264	383,152
Class C	34,608	918,112	180,091	4,616,293
Class R	19,848	535,953	54,720	1,391,308
Shares issued to shareholders due to reinvestment of distributions:
Class A	10,235	256,492	7,036	182,275
Class B	1,390	34,237	497	12,728
Class C	10,980	270,641	3,625	92,832
Class R	5,146	129,524	2,125	55,183
	105,872	2,776,120	430,894	11,018,310
Shares redeemed:
Class A	(68,104)	(1,829,733)	(99,043)	(2,617,785)
Class B	(1,058)	(27,819)	(978)	(26,311)
Class C	(33,294)	(894,015)	(13,434)	(347,974)
Class R	(12,265)	(337,503)	(17,933)	(472,418)
	(114,721)	(3,089,070)	(131,388)	(3,464,488)
Net increase (decrease)	(8,849)	$(312,950)	299,506	$7,553,822

	Value Opportunities
	Six Months Ended 12/31/07		Year Ended 6/30/07
	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,131,102	$68,661,867	5,707,916	$169,532,744
Class B	21,151	684,666	138,773	4,104,593
Class C	375,477	12,005,367	2,395,820	70,941,868
Class R	1,043,988	34,308,258	3,742,157	113,682,184
Shares issued to shareholders due to reinvestment of distributions:
Class A	435,762	13,282,052	59,808	1,779,441
Class B	8,806	264,607	764	22,505
Class C	140,307	4,216,020	14,133	416,563
Class R	332,868	10,173,455	40,295	1,200,266
	4,489,461	143,596,292	12,099,666	361,680,164
Shares redeemed:
Class A	(898,683)	(29,141,068)	(834,321)	(24,951,989)
Class B	(6,278)	(202,486)	(6,864)	(211,210)
Class C	(160,387)	(5,141,697)	(119,869)	(3,629,750)
Class R	(573,781)	(18,584,821)	(212,810)	(6,459,129)
	(1,639,129)	(53,070,072)	(1,173,864)	(35,252,078)
Net increase (decrease)	2,850,332	$90,526,220	10,925,802	$326,428,086

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended December 31, 2007, were as follows:

	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value	Global Value	Value Opportunities
Purchases	$167,804,895	$9,809,781	$65,453,486	$45,103,876	$3,460,979	$210,059,171
Sales and maturities	227,957,071	813,809	73,134,759	41,976,989	3,715,592	101,109,653

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At December 31, 2007, the cost of investments was as follows:

	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value	Global Value	Value Opportunities
Cost of investments	$1,083,864,177	$22,213,150	$194,414,536	$194,182,494	$17,491,271	$545,556,239

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value	Global Value	Value Opportunities
Gross unrealized:
Appreciation	$219,069,344	$1,350,205	$8,262,454	$26,526,408	$2,963,830	$64,342,185
Depreciation	(174,660,963)	(1,882,229)	(20,404,157)	(26,772,999)	(1,343,461)	(38,691,288)
Net unrealized appreciation (depreciation) of investments	$44,408,381	$(532,024)	$(12,141,703)	$(246,591)	$1,620,368	$25,650,897

The tax components of undistributed net ordinary income and net long-term capital gains at June 30, 2007, the Funds’ last tax year end, were as follows:

	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value	Global Value	Value Opportunities
Undistributed net ordinary income *	$20,589,148	$27,239	$488,463	$4,879,582	$389,668	$11,763,488
Undistributed net long-term capital gains	31,305,510	—	—	654,786	276,331	4,669,221

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended June 30, 2007, was designated for purposes of the dividends paid deduction as follows:

	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value	Global Value	Value Opportunities
Distributions from net ordinary income *	$30,245,242	$—	$—	$926,758	$306,095	$4,678,640
Distributions from net long-term capital gains	31,980,136	—	—	83,870	191,190	182,560

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The following Funds have elected to defer net realized losses from investments and foreign currency transactions incurred from November 1, 2006 through June 30, 2007, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

Multi-Cap Value	Small/Mid-Cap Value
$123	$824,110

Notes to Financial Statements (Unaudited) (continued)

5. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Multi-Cap Value Fund-Level Fee Rate	Large-Cap Value Fund-Level Fee Rate	Small/Mid-Cap Value Fund-Level Fee Rate	Small-Cap Value Fund-Level Fee Rate	Global Value Fund-Level Fee Rate	Value Opportunities Fund-Level Fee Rate
For the first $125 million	.6500%	.6500%	.7500%	.8000%	.8000%	.8000%
For the next $125 million	.6375	.6375	.7375	.7875	.7875	.7875
For the next $250 million	.6250	.6250	.7250	.7750	.7750	.7750
For the next $500 million	.6125	.6125	.7125	.7625	.7625	.7625
For the next $1 billion	.6000	.6000	.7000	.7500	.7500	.7500
For net assets over $2 billion	.5750	.5750	.6750	.7250	.7250	.7250

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the tables below. As of December 31, 2007, the complex-level fee rate was .1846%.

Effective August 20, 2007, the complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

Prior to August 20, 2007, the complex-level fee schedule was as follows:

Complex-Level Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1698
$125 billion	.1617
$200 billion	.1536
$250 billion	.1509
$300 billion	.1490

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with NWQ and Tradewinds Global Investors, LLC (“Tradewinds”),

of which Nuveen owns a controlling interest while key management of NWQ and Tradewinds owns a non-controlling minority interest. NWQ and Tradewinds are compensated for their services to the Funds from the management fee paid to the Adviser.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of the following Funds in order to limit operating expenses (excluding 12b-1 distribution and service fees, interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) in the amounts and for the time periods stated in the table below.

The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

	Current Expense Cap	Current Expense Cap Expiration Date	Permanent Expense Cap
NWQ Large-Cap Value	1.10%	October 31, 2010	1.35%
NWQ Small/Mid-Cap Value	1.20	October 31, 2010	1.45
NWQ Small-Cap Value	1.25	October 31, 2009	1.50
Global Value	1.45	October 31, 2009	1.55
Tradewinds Value Opportunities	1.25	October 31, 2009	1.50

The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

During the six months ended December 31, 2007, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value	Global Value	Value Opportunities
Sales charges collected	$234,583	$43,549	$16,718	$10,845	$2,593	$208,940
Paid to financial intermediaries	205,423	40,375	15,895	10,507	2,262	189,559

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended December 31, 2007, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value	Global Value	Value Opportunities
Commission advances	$231,827	$26,791	$15,324	$10,111	$6,036	$180,132

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended December 31, 2007, the Distributor retained such 12b-1 fees as follows:

	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value	Global Value	Value Opportunities
12b-1 fees retained	$719,464	$9,594	$6,095	$37,429	$21,195	$323,251

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended December 31, 2007, as follows:

	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value	Global Value	Value Opportunities
CDSC retained	$352,632	$667	$1,092	$20,341	$1,293	$29,105

At December 31, 2007, Nuveen owned 12,500 shares of each class of Large-Cap Value and 99,500 Class R shares of Global Value. The Adviser owned 125 shares of each class for Small-Cap Value and Global Value.

Notes to Financial Statements (Unaudited) (continued)

Agreement and Plan of Merger

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger (“Merger Agreement”) with Windy City Investments, Inc. (“Windy City”), a corporation formed by investors led by Madison Dearborn Partners, LLC (“Madison Dearborn”), pursuant to which Windy City would acquire Nuveen Investments. Madison Dearborn is a private equity investment firm based in Chicago, Illinois. The merger was consummated on November 13, 2007.

The consummation of the merger was deemed to be an “assignment” (as that term is defined in the Investment Company Act of 1940) of the investment management agreement between each Fund and the Adviser and, if applicable, each sub-advisory agreement between the Adviser and any sub-adviser of the Funds, and resulted in the automatic termination of each such agreement. The Board of Trustees of each Fund considered and approved a new investment management agreement with the Adviser, and, if applicable, a new sub-advisory agreement between the Adviser and any sub-adviser on the same terms as the previous agreements. Each new ongoing investment management agreement and sub-advisory agreement, if applicable, was approved by the shareholders of each Fund. The new agreements for Large-Cap Value, Small/Mid-Cap Value, Small Cap Value and Global Value took effect on November 13, 2007. The new agreements for Multi-Cap Value and Value Opportunities took effect on November 30, 2007.

The investors led by Madison Dearborn includes an affiliate of Merrill Lynch. As a result, Merrill Lynch is an indirect “affiliated person” (as that term is defined in the Investment Company Act of 1940) of each Fund. Certain conflicts of interest may arise as a result of such indirect affiliation. For example, the Funds are generally prohibited from entering into principal transactions with Merrill Lynch and its affiliates. The Adviser does not believe that any such prohibitions or limitations as a result of Merrill Lynch’s affiliation will significantly impact the ability of the Funds to pursue their investment objectives and policies.

6. New Accounting Pronouncement

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
MULTI-CAP VALUE											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income(g)	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (12/02)
Year Ended 6/30:
2008(f)	$26.15	$.01	$(3.19)	$(3.18)	$(.09)	$(.94)	$(1.03)	$21.94	(12.07)%	$419,221	1.29	%*	.11	%*	1.29	%*	.11	%*	1.29	%*	.11	%*	13%
2007	23.81	.18	3.43	3.61	(.13)	(1.14)	(1.27)	26.15	15.51	634,123	1.24		.71		1.24		.71		1.24		.71		19
2006	20.60	.15	3.42	3.57	(.06)	(.30)	(.36)	23.81	17.45	409,788	1.33		.65		1.33		.65		1.33		.65		9
2005	18.56	.11	2.15	2.26	(.05)	(.17)	(.22)	20.60	12.20	179,548	1.36		.54		1.36		.54		1.36		.54		14
2004	14.60	.04	4.38	4.42	(.02)	(.44)	(.46)	18.56	30.75	58,279	1.48		.20		1.48		.20		1.48		.20		21
4/01/03– 6/30/03	11.54	.02	3.04	3.06	—	—	—	14.60	26.52	4,732	1.66	*	.59	*	1.66	*	.59	*	1.66	*	.60	*	13
12/09/02– 3/31/03	11.86	—	(.27)	(.27)	(.05)	—	(.05)	11.54	(2.26)	294	1.78	*	(.07	)*	1.75	*	(.04	)*	1.75	*	(.04	)*	52
Class B (12/02)
Year Ended 6/30:
2008(f)	25.64	(.08)	(3.12)	(3.20)	—	(.94)	(.94)	21.50	(12.39)	53,160	2.04	*	(.65	)*	2.04	*	(.65	)*	2.04	*	(.65	)*	13
2007	23.42	(.01)	3.37	3.36	—	(1.14)	(1.14)	25.64	14.65	75,067	2.00		(.04)		2.00		(.04)		2.00		(.04)		19
2006	20.37	(.02)	3.37	3.35	—	(.30)	(.30)	23.42	16.57	58,423	2.08		(.10)		2.08		(.10)		2.08		(.10)		9
2005	18.45	(.04)	2.13	2.09	—	(.17)	(.17)	20.37	11.35	33,216	2.10		(.20)		2.10		(.20)		2.10		(.20)		14
2004	14.61	(.09)	4.37	4.28	—	(.44)	(.44)	18.45	29.76	9,322	2.23		(.53)		2.23		(.53)		2.23		(.53)		21
4/01/03– 6/30/03	11.58	—	3.03	3.03	—	—	—	14.61	26.17	193	2.43	*	(.08	)*	2.43	*	(.08	)*	2.43	*	(.08	)*	13
12/09/02– 3/31/03	11.86	(.04)	(.24)	(.28)	—	—	—	11.58	(2.36)	20	3.29	*	(1.95	)*	2.50	*	(1.16	)*	2.50	*	(1.16	)*	52
Class C (12/02)
Year Ended 6/30:
2008(f)	25.64	(.08)	(3.12)	(3.20)	—	(.94)	(.94)	21.50	(12.39)	292,635	2.04	*	(.64	)*	2.04	*	(.64	)*	2.04	*	(.64	)*	13
2007	23.42	(.01)	3.37	3.36	—	(1.14)	(1.14)	25.64	14.64	441,048	1.99		(.04)		1.99		(.04)		1.99		(.04)		19
2006	20.37	(.02)	3.37	3.35	—	(.30)	(.30)	23.42	16.57	308,339	2.08		(.10)		2.08		(.10)		2.08		(.10)		9
2005	18.45	(.04)	2.13	2.09	—	(.17)	(.17)	20.37	11.35	128,758	2.11		(.21)		2.11		(.21)		2.10		(.21)		14
2004	14.62	(.09)	4.36	4.27	—	(.44)	(.44)	18.45	29.67	30,085	2.23		(.53)		2.23		(.53)		2.23		(.53)		21
4/01/03– 6/30/03	11.58	(.01)	3.05	3.04	—	—	—	14.62	26.25	416	2.44	*	(.33	)*	2.44	*	(.33	)*	2.44	*	(.33	)*	13
12/09/02– 3/31/03	11.86	(.02)	(.26)	(.28)	—	—	—	11.58	(2.36)	2	2.50	*	(.62	)*	2.50	*	(.62	)*	2.50	*	(.62	)*	52
Class R (11/97)
Year Ended 6/30:
2008(f)	26.09	.04	(3.18)	(3.14)	(.15)	(.94)	(1.09)	21.86	(11.94)	376,748	1.05	*	.34	*	1.05	*	.34	*	1.05	*	.34	*	13
2007	23.76	.24	3.42	3.66	(.19)	(1.14)	(1.33)	26.09	15.77	350,370.99			.96		.99		.96		.99		.96		19
2006	20.55	.20	3.42	3.62	(.11)	(.30)	(.41)	23.76	17.77	212,033	1.09		.90		1.09		.90		1.09		.90		9
2005	18.52	.15	2.15	2.30	(.10)	(.17)	(.27)	20.55	12.43	82,413	1.10		.78		1.10		.78		1.10		.78		14
2004	14.57	.06	4.38	4.44	(.05)	(.44)	(.49)	18.52	31.02	46,546	1.24		.39		1.24		.39		1.24		.39		21
4/01/03– 6/30/03	11.51	.02	3.04	3.06	—	—	—	14.57	26.59	26,777	1.41	*	.56	*	1.41	*	.56	*	1.41	*	.56	*	13
Year Ended 3/31:
2003(e)	13.92	.08	(2.38)	(2.30)	(.11)	—	(.11)	11.51	(16.52)	21,795	1.61		.37		1.36		.62		1.36		.62		52

*	Annualized.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	Information represents the performance history of the PBHG Special Equity Fund prior to the December 6, 2002 reorganization and the Nuveen NWQ Multi-Cap Value Fund subsequent to the reorganization.
(f)	For the six months ended December 31, 2007.
(g)	Distributions from Net Investment Income for the six months ended December 31, 2007, represent distributions paid ”From and in excess of net investment income”.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout the period:

Class (Inception Date)
		Investment Operations				Less Distributions							Ratios/Supplemental Data
LARGE-CAP VALUE														Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income(g)	Capital Gains			Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (12/06)
Year Ended 6/30:
2008(f)	$21.38	$.08		$(1.51)	$(1.43)	$(.08)	$	—*	**	$(.08)	$19.87	(6.69)%	$5,362	1.84	%*	.30	%*	1.33	%*	.82	%*	1.33	%*	.82	%*	6%
2007(e)	20.00	.12		1.26	1.38	—		—		—	21.38	6.90	2,358	3.12	*	(.84	)*	1.33	*	.95	*	1.26	*	1.02	*	—
Class B (12/06)
Year Ended 6/30:
2008(f)	21.30	.01		(1.51)	(1.50)	—		—*	**	—	19.80	(7.03)	794	2.74	*	(.61	)*	2.08	*	.05	*	2.08	*	.05	*	6
2007(e)	20.00	—	**	1.30	1.30	—		—		—	21.30	6.50	281	4.68	*	(2.66	)*	2.08	*	(.06	)*	2.01	*	.01	*	—
Class C (12/06)
Year Ended 6/30:
2008(f)	21.30	.01		(1.52)	(1.51)	—		—*	**	—	19.79	(7.03)	3,699	2.69	*	(.56	)*	2.08	*	.06	*	2.08	*	.06	*	6
2007(e)	20.00	.02		1.28	1.30	—		—		—	21.30	6.50	1,117	3.83	*	(1.62	)*	2.08	*	.13	*	2.01	*	.20	*	—
Class R (12/06)
Year Ended 6/30:
2008(f)	21.41	.11		(1.52)	(1.41)	(.13)		—*	**	(.13)	19.87	(6.58)	11,143	1.58	*	.54	*	1.08	*	1.03	*	1.08	*	1.03	*	6
2007(e)	20.00	.15		1.26	1.41	—		—		—	21.41	7.05	8,513	2.65	*	(.32	)*	1.08	*	1.25	*	1.01	*	1.32	*	—

*	Annualized.
**	Per share Net Investment Income (Loss) rounds to less than $.01 per share.
***	Per share Distributions from Capital Gains rounds to less than $.01 per share.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period December 15, 2006 (commencement of operations) through June 30, 2007.
(f)	For the six months ended December 31, 2007.
(g)	Distributions from Net Investment Income for the six months ended December 31, 2007, represent distributions paid ”From and in excess of net investment income”.

See accompanying notes to financial statements.

Selected data for a share outstanding throughout the period:

Class (Inception Date)
		Investment Operations			Less Distributions						Ratios/Supplemental Data
SMALL/MID-CAP VALUE												Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income(g)		Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (12/06)
Year Ended 6/30:
2008(f)	$21.37	$(.05)	$(4.67)	$(4.72)	$—	**	$—	$—	$16.65	(11.22)%	$3,008	1.41	%*	(.52	)%*	1.41	%*	(.52	)%*	1.41	%*	(0.51	)%*	36%
2007(e)	20.00	.15	1.22	1.37	—		—	—	21.37	6.85	1,098	2.54	*	.23	*	1.43	*	1.34	*	1.41	*	1.36	*	1
Class B (12/06)
Year Ended 6/30:
2008(f)	21.29	(.10)	(4.66)	(4.76)	—		—	—	16.53	(11.60)	33	2.00	*	(1.06	)*	2.00	*	(1.06	)*	1.99	*	(1.06	)*	36
2007(e)	20.00	.02	1.27	1.29	—		—	—	21.29	6.45	279	4.09	*	(1.70	)*	2.19	*	.20	*	2.17	*	.22	*	1
Class C (12/06)
Year Ended 6/30:
2008(f)	21.28	(.11)	(4.65)	(4.76)	—		—	—	16.52	(11.61)	1,164	2.14	*	(1.20	)*	2.14	*	(1.20	)*	2.13	*	(1.20	)*	36
2007(e)	20.00	.05	1.23	1.28	—		—	—	21.28	6.40	974	3.22	*	(.65	)*	2.18	*	.39	*	2.16	*	.41	*	1
Class R (12/06)
Year Ended 6/30:
2008(f)	21.41	(.01)	(1.74)	(1.75)	(.05)		—	(.05)	19.61	(11.15)	17,916	1.11	*	(0.15	)*	1.11	*	(0.15	)*	1.10	*	(0.14	)*	36
2007(e)	20.00	.49	.92	1.41	—		—	—	21.41	7.05	216,872	1.49	*	3.93	*	1.16	*	4.25	*	1.15	*	4.27	*	1

*	Annualized.
**	Per share Distributions from Net Investment Income rounds to less than $.01 per share.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period December 15, 2006 (commencement of operations) through June 30, 2007.
(f)	For the six months ended December 31, 2007.
(g)	Distributions from Net Investment Income for the six months ended December 31, 2007, represent distributions paid “From and in excess of net investment income.”

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout the period:

Class (Inception Date)
		Investment Operations				Less Distributions						Ratios/Supplemental Data
SMALL-CAP VALUE													Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income(g)	Capital Gains	Total	Ending Net Asset Value	Total Return(b)		Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (12/04)
Year Ended 6/30:
2008(f)	$30.12	$(.01)		$(3.80)	$(3.81)	$(.02)	$(.69)	$(.71)	$25.60	(12.52)%		$62,285	1.47	%*	(.06	)%*	1.47	%*	(.06	)%*	1.47	%*	(.06	)%*	22%
2007	26.10	.13		4.05	4.18	(.04)	(.12)	(.16)	30.12	16.09		78,081	1.50		.44		1.49		.46		1.49		.46		24
2006 2005(e)	20.84 20.00	.13 .05		5.48 .79	5.61 .84	(.08 —)	(.27 —)	(.35 —)	26.10 20.84	27.08 4.20	**	33,907 3	1.95 2.85	*	(.02 (.96	) )*	1.42 1.49	*	.51 .40	*	1.40 1.42	*	.53 .47	*	26 22
Class B (12/04)
Year Ended 6/30:
2008(f)	29.69	(.11)		(3.75)	(3.86)	—	(.69)	(.69)	25.14	(12.88)		547	2.21	*	(.81	)*	2.21	*	(.81	)*	2.21	*	(.81	)*	22
2007	25.89	(.08)		4.00	3.92	—	(.12)	(.12)	29.69	15.15		833	2.25		(.31)		2.24		(.30)		2.24		(.30)		24
2006 2005(e)	20.76 20.00	(.07 (.03	) )	5.47 .79	5.40 .76	— —	(.27 —)	(.27 —)	25.89 20.76	26.17 3.80	**	370 3	2.75 3.60	*	(.91 (1.70	) )*	2.16 2.24	*	(.33 (.35	) )*	2.14 2.17	*	(.31 (.28	) )*	26 22
Class C (12/04)
Year Ended 6/30:
2008(f)	29.73	(.11)		(3.75)	(3.86)	—	(.69)	(.69)	25.18	(12.86)		13,207	2.21	*	(.81	)*	2.21	*	(.81	)*	2.21	*	(.81	)*	22
2007	25.91	(.08)		4.02	3.94	—	(.12)	(.12)	29.73	15.26		17,290	2.25		(.31)		2.24		(.30)		2.24		(.30)		24
2006 2005(e)	20.76 20.00	(.07 (.03	) )	5.49 .79	5.42 .76	— —	(.27 —)	(.27 —)	25.91 20.76	26.22 3.80	**	7,244 3	2.73 3.60	*	(.86 (1.70	) )*	2.17 2.24	*	(.30 (.35	) )*	2.15 2.17	*	(.28 (.28	) )*	26 22
Class R (12/04)
Year Ended 6/30:
2008(f)	30.18	.03		(3.81)	(3.78)	(.09)	(.69)	(.78)	25.62	(12.42)		116,558	1.22	*	.19	*	1.22	*	.19	*	1.22	*	.19	*	22
2007	26.15	.23		4.03	4.26	(.11)	(.12)	(.23)	30.18	16.41		132,385	1.22		.81		1.22		.81		1.22		.81		24
2006 2005(e)	20.87 20.00	.16 .08		5.52 .79	5.68 .87	(.13 —)	(.27 —)	(.40 —)	26.15 20.87	27.41 4.35	**	13,137 2,079	1.73 2.61	*	.07 (.72	)*	1.17 1.25	*	.63 .64	*	1.15 1.17	*	.65 .72	*	26 22

*	Annualized.
**	During the fiscal year ended June 30, 2006, NWQ reimbursed Small-Cap Value $9,060 for a cash balance maintained in the Fund. This reimbursement did not have an impact on the Fund’s Class A total return, but resulted in an increase of .05% in each of the total returns for Class B, C and R.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period December 9, 2004 (commencement of operations) through June 30, 2005.
(f)	For the six months ended December 31, 2007.
(g)	Distributions from Net Investment Income for the six months ended December 31, 2007, represent distributions paid “From and in excess of net investment income.”

See accompanying notes to financial statements.

Selected data for a share outstanding throughout the period:

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
GLOBAL VALUE											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income(g)	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (12/04)
Year Ended 6/30:
2008(f)	$27.79	$.03	$(.78)	$(.75)	$(.22)	$(1.34)	$(1.56)	$25.48	(2.57)%	$5,367	2.14	%*	(.30	)%*	1.68	%*	.16	%*	1.66	%*	.18	%*	18%
2007	23.95	.17	4.48	4.65	(.18)	(.63)	(.81)	27.79	19.67	6,888	1.82		.52		1.68		.66		1.68		.67		31
2006	20.71	.27	3.20	3.47	(.06)	(.17)	(.23)	23.95	16.81	4,128	2.32		.43		1.69		1.06		1.61		1.14		21
2005(e)	20.00	.10	.61	.71	—	—	—	20.71	3.55	3	2.87	*	(.41	)*	1.72	*	.74	*	1.58	*	.88	*	6
Class B (12/04)
Year Ended 6/30:
2008(f)	27.51	(.08)	(.76)	(.84)	(.02)	(1.34)	(1.36)	25.31	(2.93)	776	2.93	*	(1.10	)*	2.43	*	(.61	)*	2.41	*	(.59	)*	18
2007	23.74	(.02)	4.42	4.40	—	(.63)	(.63)	27.51	18.73	752	2.54		(.19)		2.44		(.09)		2.44		(.08)		31
2006	20.63	.07	3.21	3.28	—	(.17)	(.17)	23.74	15.94	298	3.12		(.47)		2.44		.21		2.36		.29		21
2005(e)	20.00	.01	.62	.63	—	—	—	20.63	3.15	3	3.62	*	(1.16	)*	2.47	*	(.01	)*	2.33	*	.13	*	6
Class C (12/04)
Year Ended 6/30:
2008(f)	27.53	(.08)	(.76)	(.84)	(.02)	(1.34)	(1.36)	25.33	(2.93)	8,381	2.91	*	(1.08	)*	2.43	*	(.60	)*	2.41	*	(.58	)*	18
2007	23.75	(.02)	4.43	4.41	—	(.63)	(.63)	27.53	18.76	8,771	2.53		(.17)		2.44		(.07)		2.43		(.07)		31
2006	20.63	.07	3.22	3.29	—	(.17)	(.17)	23.75	15.99	3,524	3.06		(.39)		2.44		.22		2.36		.31		21
2005(e)	20.00	.01	.62	.63	—	—	—	20.63	3.15	3	3.62	*	(1.16	)*	2.47	*	(.01	)*	2.33	*	.13	*	6
Class R (12/04)
Year Ended 6/30:
2008(f)	27.85	.06	(.78)	(.72)	(.29)	(1.34)	(1.63)	25.50	(2.47)	4,782	1.92	*	(.09	)*	1.44	*	.40	*	1.41	*	.42	*	18
2007	24.00	.24	4.48	4.72	(.24)	(.63)	(.87)	27.85	19.95	4,868	1.58		.78		1.43		.93		1.43		.93		31
2006	20.74	.22	3.32	3.54	(.11)	(.17)	(.28)	24.00	17.15	3,261	2.09		.22		1.44		.88		1.36		.96		21
2005(e)	20.00	.13	.61	.74	—	—	—	20.74	3.70	2,066	2.59	*	(.13	)*	1.44	*	1.02	*	1.33	*	1.13	*	6

*	Annualized.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period December 9, 2004 (commencement of operations) through June 30, 2005.
(f)	For the six months ended December 31, 2007.
(g)	Distributions from Net Investment Income for the six months ended December 31, 2007, represent distributions paid “From and in excess of net investment income”.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout the period:

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
VALUE OPPORTUNITIES											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income(g)	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (12/04)
Year Ended 6/30:
2008(f)	$32.48	$.14	$.13	$.27	$(.59)	$(1.46)	$(2.05)	$30.70	.97%	$286,391	1.41	%*	.84	%*	1.41	%*	.84	%*	1.41	%*	.86	%*	20%
2007	26.90	.30	5.83	6.13	(.29)	(.26)	(.55)	32.48	22.98	248,827	1.39		.99		1.39		.99		1.39		.99		23
2006	21.07	.28	5.88	6.16	(.07)	(.26)	(.33)	26.90	29.45	73,389	1.63		.94		1.49		1.09		1.48		1.09		29
2005(e)	20.00	.08	.99	1.07	—	—	—	21.07	5.35	3	3.12	*	(1.10	)*	1.51	*	.52	*	1.30	*	.73	*	45
Class B (12/04)
Year Ended 6/30:
2008(f)	32.15	.02	.13	.15	(.35)	(1.46)	(1.81)	30.49	.57	5,958	2.16	*	.10	*	2.16	*	.10	*	2.15	*	.11	*	20
2007	26.66	.07	5.76	5.83	(.08)	(.26)	(.34)	32.15	22.04	5,521	2.14		.24		2.14		.24		2.14		.24		23
2006	20.98	.09	5.85	5.94	—	(.26)	(.26)	26.66	28.49	1,041	2.40		.16		2.24		.33		2.23		.34		29
2005(e)	20.00	—	.98	.98	—	—	—	20.98	4.90	3	3.87	*	(1.85	)*	2.26	*	(.23	)*	2.05	*	(.02	)*	45
Class C (12/04)
Year Ended 6/30:
2008(f)	32.16	.02	.12	.14	(.35)	(1.46)	(1.81)	30.49	.57	105,945	2.16	*	.10	*	2.16	*	.10	*	2.15	*	.11	*	20
2007	26.66	.07	5.77	5.84	(.08)	(.26)	(.34)	32.16	22.04	100,295	2.14		.24		2.14		.24		2.14		.24		23
2006	20.98	.08	5.86	5.94	—	(.26)	(.26)	26.66	28.49	22,102	2.40		.15		2.24		.31		2.23		.32		29
2005(e)	20.00	—	.98	.98	—	—	—	20.98	4.90	3	3.87	*	(1.85	)*	2.26	*	(.23	)*	2.05	*	(.02	)*	45
Class R (12/04)
Year Ended 6/30:
2008(f)	32.54	.18	.13	.31	(.67)	(1.46)	(2.13)	30.72	1.09	176,937	1.17	*	1.09	*	1.17	*	1.09	*	1.16	*	1.10	*	20
2007	26.95	.39	5.82	6.21	(.36)	(.26)	(.62)	32.54	23.30	161,284	1.14		1.28		1.14		1.28		1.14		1.28		23
2006	21.09	.31	5.93	6.24	(.12)	(.26)	(.38)	26.95	29.80	37,393	1.48		.98		1.24		1.22		1.23		1.23		29
2005(e)	20.00	.11	.98	1.09	—	—	—	21.09	5.45	2,102	2.86	*	(.84	)*	1.24	*	.77	*	1.05	*	.97	*	45

*	Annualized.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period December 9, 2004 (commencement of operations) through June 30, 2005.
(f)	For the six months ended December 31, 2007.
(g)	Distributions from Net Investment Income for the six months ended December 31, 2007, represent distributions paid “From and in excess of net investment income”.

See accompanying notes to financial statements.

Notes

Notes

Notes

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Collateralized Debt Obligations (CDOs): Collateralized debt obligations are a type of asset-backed security constructed from a portfolio of fixed-income assets. CDOs usually are divided into different tranches having different ratings and paying different interest rages. Losses, if any, are applied in reverse order of seniority and so junior tranches generally offer higher coupons to compensate for added default risk.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Sub-Advisers

NWQ Investment Management Company, LLC

2049 Century Park East

Los Angeles, CA 90067

Tradewinds Global

Investors, LLC

2049 Century Park East

Los Angeles, CA 90067

Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: Each Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $170 billion in assets as of September 30, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

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[LOGO] Nuveen Investments

MSA-NWQ-1207D

NUVEEN INVESTMENTS VALUED AND BALANCED FUNDS

Semi-Annual Report dated December 31, 2007	For investors seeking long-term capital appreciation.

Nuveen Investments

Equity Funds

Nuveen Enhanced Core Equity Fund

Nuveen Enhanced Mid-Cap Fund

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Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Dear Shareholder,

I am very pleased to send this first report for the new Nuveen Enhanced Core Equity and Nuveen Enhanced Mid-Cap Funds. The Funds began investment operations on December 3, 2007, and feature portfolio management by Nuveen HydePark Group, LLC (HydePark). For more information on the Funds’ performance over this brief introductory period, please read the Portfolio Manager’s Comments and Fund Spotlight sections of this report.

As we begin a new year, no one knows for certain what the future will bring. But one thing we do know is that a well-balanced portfolio can provide diversification that can reduce overall investment risk. To learn more about the potential benefits of portfolio diversification, we encourage you to consult a trusted financial advisor. He or she should be able to help you understand how an investment like your Nuveen Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

February 15, 2008

“But one thing we do know is that a well-balanced portfolio can provide diversification that can reduce overall investment risk.”

Semi-Annual Report    Page 1

Portfolio Manager’s Comments

The Nuveen Enhanced Core Equity Fund and Nuveen Enhanced Mid-Cap Fund feature management by Nuveen HydePark Group, LLC (Hyde Park), an affiliate of Nuveen Investments, Inc. Both Funds are co-managed by David Tierney, PHD, Senior Managing Director and Chief Investment Officer of Nuveen HydePark, and Michael Lindh, CFA, CPA, the Director of Trading at Nuveen HydePark. We recently spoke with David Tierney about the key investment strategies and performance of the Funds for the period since inception through December 31, 2007.

How did the Funds perform during the period since inception through December 31, 2007?

The table on page three provides performance information for both Funds (Class A shares at net asset value) for the period since inception through December 31, 2007. The table also compares the Funds’ performance to appropriate benchmarks. A more detailed account of each Funds’ relative performance is provided later in this report.

What strategies were used to manage the Funds during the reporting period? How did these strategies influence performance?

The HydePark model does not incorporate qualitative data or inputs into the portfolio construction process. Therefore, no top-down or macro-economic “themes” influence how the model works. Instead, we evaluate all the securities contained in the benchmark portfolio for possible inclusion in the model portfolio. This results in a portfolio that typically contains a very large number of holdings. Each position reflects an over-, under- or neutral-weighting relative to that security’s weight in the benchmark portfolio. Consequently, the “favored” or “unfavored” segments of the market are reflected in the relative weighting of each economic sector.

Enhanced Core Equity

During the period from inception to period end, we were primarily involved in the invest-up phase. Class A shares at net asset value for the Nuveen Enhanced Core Equity Fund underperformed each of its comparative indexes for the period since inception through December 31, 2007. The underperformance can be attributed to our holdings in the financials sector, while performance was helped by the energy sector.

Enhanced Mid-Cap

During the period from inception to period end, we were primarily involved in the invest-up phase. Class A shares at net asset value for the Nuveen Enhanced Mid-Cap Fund underperformed each of its comparative indexes for the period since inception through December 31, 2007. The underperformance can be attributed to our allocations to both the financials and information technology sectors.

Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The views expressed herein represent those of the portfolio manager as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

Semi-Annual Report    Page 2

Class A Shares

Cumulative Total Returns

as of 12/31/07

Since inception (12/3/2007)
Nuveen Enhanced Core Equity Fund
A Shares at NAV	-0.95%
A Shares at Offer	-6.64%
Lipper Large-Cap Core Funds Index[1]	-0.05%
S&P 500 Index[2]	-0.11%

Nuveen Enhanced Mid-Cap Fund
A Shares at NAV	-1.02%
A Shares at Offer	-6.71%
Lipper Mid-Cap Core Funds Index[3]	-0.17%
Russell Midcap Index[4]	0.00%

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 5.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Returns reflect a voluntary expense limitation by the Fund’s investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

1	The Lipper Large-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Large-Cap Core Funds category. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

2	The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The index returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

3	The Lipper Mid-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Mid-Cap Core Funds category. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

4	The Russell Midcap Index includes the smallest 800 securities in the Russell 1000 Index. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

Semi-Annual Report    Page 3

Fund Spotlight as of 12/31/07 Nuveen Enhanced Core Equity Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$19.78	$19.78	$19.78	$19.78
Latest Ordinary Income Distribution[1]	$0.0302	$0.0177	$0.0177	$0.0343
Inception Date	12/03/07	12/03/07	12/03/07	12/03/07

Returns quoted represent past performance which is no guarantee of future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Cumulative Total Returns as of 12/31/07

A Shares	NAV	Offer
Since Inception	-0.95%	-6.64%

B Shares	w/o CDSC	w/CDSC
Since Inception	-0.96%	-5.91%

C Shares	NAV	w/CDSC
Since Inception	-0.96%	-1.95%

R Shares	NAV
Since Inception	-0.93%

Top Five Common Stock Holdings [2]
Exxon Mobil Corporation	3.8%
General Electric Company	3.1%
AT&T Inc.	2.9%
Citigroup Inc.	2.6%
Chevron Corporation	2.4%

Portfolio Allocation2

Portfolio Statistics
Net Assets ($000)	$35,456
Number of Stocks	470

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	1.12%	0.75%	12/03/07
Class B	1.87%	1.50%	12/03/07
Class C	1.87%	1.50%	12/03/07
Class R	0.87%	0.50%	12/03/07

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses, and are estimated for the Fund’s first full fiscal year. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through October 31, 2010. Absent the waiver and reimbursement, the Net Expense Ratios would be higher and total returns would be less. These expense ratios may vary from the expense ratios shown elsewhere in this report.

1	Paid December 31, 2007.

2	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Semi-Annual Report    Page 4

Fund Spotlight as of 12/31/07 Nuveen Enhanced Core Equity Fund

Industries[1]
Oil, Gas & Consumable Fuels	12.7%
Commercial Banks	7.9%
Diversified Telecommunication Services	6.0%
Pharmaceuticals	5.9%
Capital Markets	4.5%
Insurance	4.2%
Computers & Peripherals	4.0%
Industrial Conglomerates	4.0%
Electric Utilities	3.8%
Diversified Financial Services	3.6%
Media	2.9%
Energy Equipment & Services	2.2%
Aerospace & Defense	2.2%
Beverages	2.1%
Tobacco	1.9%
Household Products	1.9%
Machinery	1.9%
Food Products	1.8%
Semiconductors & Equipment	1.8%
Food & Staples Retailing	1.6%
Chemicals	1.6%
Health Care Providers & Services	1.6%
Other	19.9%

1	As a percentage of total common stocks as of December 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 29 days of the Fund’s operations they may not provide a meaningful understanding of the Fund’s ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (12/03/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/07)	$990.50	$990.40	$990.40	$990.70	$1,003.39	$1,002.80	$1,002.80	$1,003.59
Expenses Incurred During Period	$0.58	$1.16	$1.16	$0.38	$0.58	$1.17	$1.17	$0.38

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of .73%, 1.47%, 1.47% and .48% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 29/365 (to reflect the 29 days in the period since the Fund’s commencement of operations).

Semi-Annual Report    Page 5

Fund Spotlight as of 12/31/07 Nuveen Enhanced Mid-Cap Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$19.75	$19.75	$19.75	$19.75
Latest Ordinary Income Distribution[1]	$0.0453	$0.0326	$0.0326	$0.0495
Inception Date	12/03/07	12/03/07	12/03/07	12/03/07

Returns quoted represent past performance which is no guarantee of future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Cumulative Total Returns as of 12/31/07
A Shares	NAV	Offer
Since Inception	-1.02%	-6.71%
B Shares	w/o CDSC	w/CDSC
Since Inception	-1.09%	-6.03%
C Shares	NAV	w/CDSC
Since Inception	-1.09%	-2.08%
R Shares	NAV
Since Inception	-1.00%

Top Five Common Stock Holdings[2]
National-Oilwell Varco Inc.	0.9%
CSX Corporation	0.8%
Hess Corporation	0.8%
Chesapeake Energy Corporation	0.8%
MasterCard, Inc.	0.8%

Portfolio Allocation2

Portfolio Statistics
Net Assets ($000)	$3,208
Number of Common Stocks	644

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	1.17%	0.80%	12/03/07
Class B	1.92%	1.55%	12/03/07
Class C	1.92%	1.55%	12/03/07
Class R	0.92%	0.55%	12/03/07

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses, and are estimated for the Fund’s first full fiscal year. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through October 31, 2010. Absent the waiver and reimbursement, the Net Expense Ratios would be higher and total returns would be less. These expense ratios may vary from the expense ratios shown elsewhere in this report.

1	Paid December 31, 2007.

2	As a percentage of total investments as of December 31, 2007. Holdings are subject to change.

Semi-Annual Report    Page 6

Fund Spotlight as of 12/31/07 Nuveen Enhanced Mid-Cap Fund

Industries[1]
Insurance	6.0%
Oil, Gas & Consumable Fuels	5.4%
Electric Utilities	5.0%
Energy Equipment & Services	4.4%
Machinery	4.2%
Commercial Banks	4.0%
Electronic Equipment & Instruments	3.9%
Household Durables	3.3%
Chemicals	3.0%
Specialty Retail	2.8%
Media	2.6%
Multi-Utilities	2.4%
Food Products	2.2%
Health Care Equipment & Supplies	2.0%
Metals & Mining	2.0%
Health Care Providers & Services	2.0%
Capital Markets	1.9%
Construction & Engineering	1.7%
Semiconductors & Equipment	1.7%
Independent Power Producers & Energy Traders	1.7%
Commercial Services & Supplies	1.7%
Aerospace & Defense	1.6%
Multiline Retail	1.5%
Specialized REIT	1.5%
Thrifts & Mortgage Finance	1.5%
Electrical Equipment	1.4%
Hotels, Restaurants & Leisure	1.3%
Communications Equipment	1.3%
Road & Rail	1.3%
IT Services	1.2%
Industrial Conglomerates	1.2%
Software	1.1%
Gas Utilities	1.1%
Computers & Peripherals	1.1%
Other	19.0%
1	As a percentage of total common stocks as of December 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 29 days of the Fund’s operations they may not provide a meaningful understanding of the Fund’s ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (12/03/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/07)	$989.80	$989.10	$989.10	$990.00	$1,003.35	$1,002.76	$1,002.76	$1,003.55
Expenses Incurred During Period	$0.62	$1.21	$1.21	$0.43	$0.62	$1.22	$1.22	$0.42

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of .78%, 1.53%, 1.53% and .53% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 29/365 (to reflect the 29 days in the period since the Fund’s commencement of operations).

Semi-Annual Report    Page 7

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund

December 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 97.6%

	Aerospace & Defense – 2.1%

900	Boeing Company	$78,714

700	General Dynamics Corporation	62,293

400	Goodrich Corporation	28,244

1,700	Honeywell International Inc.	104,669

300	L-3 Communications Holdings, Inc.	31,782

800	Lockheed Martin Corporation	84,208

1,100	Northrop Grumman Corporation	86,504

300	Precision Castparts Corporation	41,610

1,100	Raytheon Company	66,770

200	Rockwell Collins, Inc.	14,394

2,000	United Technologies Corporation	153,080
	Total Aerospace & Defense	752,268

	Air Freight & Logistics – 0.5%

200	C.H. Robinson Worldwide, Inc.	10,824

400	FedEx Corporation	35,668

1,600	United Parcel Service, Inc., Class B	113,152
	Total Air Freight & Logistics	159,644

	Airlines – 0.0%

700	Southwest Airlines Co.	8,540
	Auto Components – 0.2%

500	Goodyear Tire & Rubber Company, (2)	14,110

2,000	Johnson Controls, Inc.	72,080
	Total Auto Components	86,190

	Automobiles – 0.5%

10,600	Ford Motor Company, (2)	71,338

3,600	General Motors Corporation	89,604

500	Harley-Davidson, Inc.	23,355
	Total Automobiles	184,297

	Beverages – 2.1%

1,600	Anheuser-Busch Companies, Inc.	83,744

100	Brown-Forman Corporation	7,411

4,700	Coca-Cola Company	288,439

1,300	Coca-Cola Enterprises Inc.	33,839

300	Constellation Brands, Inc., Class A, (2)	7,092

500	Molson Coors Brewing Company, Class B	25,810

500	Pepsi Bottling Group, Inc.	19,730

3,500	PepsiCo, Inc.	265,650
	Total Beverages	731,715

	Biotechnology – 0.5%

300	Amgen Inc., (2)	13,932

1,100	Biogen Idec Inc., (2)	62,612

200	Celgene Corporation, (2)	9,242

8

Shares	Description (1)	Value

	Biotechnology (continued)

400	Genzyme Corporation, (2)	$29,776

1,700	Gilead Sciences, Inc., (2)	78,217
	Total Biotechnology	193,779

	Building Products – 0.1%

1,100	Masco Corporation	23,771

300	Trane, Inc.	14,013
	Total Building Products	37,784

	Capital Markets – 4.4%

1,300	American Capital Strategies Limited	42,848

600	Ameriprise Financial, Inc.	33,066

2,200	Bank of New York Mellon Corp.	107,272

300	Bear Stearns Companies Inc.	26,475

1,800	Charles Schwab Corporation	45,990

3,400	E*Trade Group Inc., (2)	12,070

200	Franklin Resources, Inc.	22,886

1,200	Goldman Sachs Group, Inc.	258,060

400	Janus Capital Group Inc.	13,140

13,200	JPMorgan Chase & Co.	576,180

200	Legg Mason, Inc.	14,630

600	Lehman Brothers Holdings Inc.	39,264

2,400	Merrill Lynch & Co., Inc.	128,832

2,300	Morgan Stanley	122,153

900	State Street Corporation	73,080

500	T. Rowe Price Group Inc.	30,440
	Total Capital Markets	1,546,386

	Chemicals – 1.5%

600	Air Products & Chemicals Inc.	59,178

200	Ashland Inc.	9,486

4,500	Dow Chemical Company	177,390

3,000	E.I. Du Pont de Nemours and Company	132,270

300	Eastman Chemical Company	18,327

100	Ecolab Inc.	5,121

200	Hercules Incorporated	3,870

200	International Flavors & Fragrances Inc.	9,626

500	PPG Industries, Inc.	35,115

700	Praxair, Inc.	62,097

400	Rohm and Haas Company	21,228

200	Sigma-Aldrich Corporation	10,920
	Total Chemicals	544,628

	Commercial Banks – 7.8%

21,000	Bank of America Corporation	866,460

2,300	BB&T Corporation	70,541

800	Comerica Incorporated	34,824

9

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Commercial Banks (continued)

400	Commerce Bancorp, Inc.	$15,256

200	Federated Investors Inc.	8,232

2,500	Fifth Third Bancorp.	62,825

900	First Horizon National Corporation	16,335

2,000	Huntington BancShares Inc.	29,520

2,100	KeyCorp.	49,245

200	M&T Bank Corporation	16,314

1,900	Marshall and Ilsley Corporation	50,312

5,600	National City Corporation	92,176

600	Northern Trust Corporation	45,948

1,300	PNC Financial Services Group, Inc.	85,345

4,100	Regions Financial Corporation	96,965

1,400	Sovereign Bancorp, Inc.	15,960

1,300	SunTrust Banks, Inc.	81,237

800	Synovus Financial Corp.	19,264

7,000	U.S. Bancorp	222,180

10,500	Wachovia Corporation	399,315

9,700	Washington Mutual, Inc.	132,017

10,400	Wells Fargo & Company	313,976

400	Zions Bancorporation	18,676
	Total Commercial Banks	2,742,923

	Commercial Services & Supplies – 0.5%

400	Allied Waste Industries, Inc., (2)	4,408

500	Apollo Group, Inc., (2)	35,075

300	Avery Dennison Corporation	15,942

200	Cintas Corporation	6,724

100	Equifax Inc.	3,636

200	Fiserv, Inc., (2)	11,098

500	Pitney Bowes Inc.	19,020

900	R.R. Donnelley & Sons Company	33,966

100	Robert Half International Inc.	2,704

1,600	Waste Management, Inc.	52,272
	Total Commercial Services & Supplies	184,845

	Communications Equipment – 0.8%

500	Ciena Corporation, (2)	17,055

3,000	Cisco Systems, Inc., (2)	81,210

2,000	Corning Incorporated	47,980

100	JDS Uniphase Corporation, (2)	1,330

1,300	Juniper Networks Inc., (2)	43,160

600	Motorola, Inc.	9,624

2,000	QUALCOMM Inc.	78,700

1,000	Tellabs Inc., (2)	6,540
	Total Communications Equipment	285,599

10

Shares	Description (1)	Value

	Computers & Peripherals – 3.9%

3,300	Apple, Inc., (2)	$653,664

6,000	EMC Corporation, (2)	111,180

5,100	Hewlett-Packard Company	257,448

3,100	International Business Machines Corporation (IBM)	335,110

300	Lexmark International, Inc., Class A, (2)	10,458

100	SanDisk Corporation, (2)	3,317

700	Sun Microsystems Inc., (2)	12,691
	Total Computers & Peripherals	1,383,868

	Construction & Engineering – 0.2%

200	Fluor Corporation	29,144

500	Jacobs Engineering Group Inc., (2)	47,805
	Total Construction & Engineering	76,949

	Construction Materials – 0.0%

200	Vulcan Materials Company	15,818
	Consumer Finance – 0.3%

900	American Express Company	46,818

900	Capital One Financial Corporation	42,534

1,700	Discover Financial Services	25,636
	Total Consumer Finance	114,988

	Containers & Packaging – 0.1%

200	Ball Corporation	9,000

200	Bemis Company, Inc.	5,476

200	Pactiv Corporation, (2)	5,326

400	Sealed Air Corporation	9,256

500	Temple-Inland Inc.	10,425
	Total Containers & Packaging	39,483

	Diversified Consumer Services – 0.0%

500	H & R Block Inc.	9,285
	Diversified Financial Services – 3.5%

1,000	CIT Group Inc.	24,030

31,700	Citigroup Inc.	933,248

100	CME Group, Inc.	68,600

3,500	Federal Home Loan Mortgage Corporation	119,245

200	Intercontinenetal Exchange Inc., (2)	38,500

400	Leucadia National Corporation	18,840

600	Principal Financial Group, Inc.	41,304
	Total Diversified Financial Services	1,243,767

	Diversified Telecommunication Services – 6.0%

25,400	AT&T Inc.	1,055,624

200	CenturyTel, Inc.	8,292

1,800	Citizens Communications Company	22,914

900	Embarq Corporation	44,577

8,300	Qwest Communications International Inc.	58,183

11

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Diversified Telecommunication Services (continued)

13,500	Sprint Nextel Corporation	$177,255

15,500	Verizon Communications Inc.	677,195

2,700	Windstream Corporation	35,154
	Total Diversified Telecommunication Services	2,079,194

	Electric Utilities – 3.7%

300	Allegheny Energy, Inc.	19,083

1,000	Ameren Corporation	54,210

1,900	American Electric Power Company, Inc.	88,464

1,500	CenterPoint Energy, Inc.	25,695

500	CMS Energy Corporation	8,690

1,300	Consolidated Edison, Inc.	63,505

600	Constellation Energy Group	61,518

1,000	DTE Energy Company	43,960

1,400	Edison International	74,718

700	Entergy Corporation	83,664

1,900	Exelon Corporation	155,116

1,200	FirstEnergy Corp.	86,808

1,500	FPL Group, Inc.	101,670

900	Pepco Holdings, Inc.	26,397

1,600	PG&E Corporation	68,944

600	Pinnacle West Capital Corporation	25,446

1,300	PPL Corporation	67,717

1,500	Progress Energy, Inc.	72,645

3,200	Southern Company	124,000

900	TECO Energy, Inc.	15,489

2,100	Xcel Energy, Inc.	47,397
	Total Electric Utilities	1,315,136

	Electrical Equipment – 0.4%

400	Cooper Industries, Ltd., Class A	21,152

2,000	Emerson Electric Co.	113,320

300	Rockwell Automation, Inc.	20,688
	Total Electrical Equipment	155,160

	Electronic Equipment & Instruments – 0.8%

1,200	Agilent Technologies, Inc., (2)	44,088

400	Jabil Circuit Inc.	6,108

700	MEMC Electronic Materials, (2)	61,943

100	Millipore Corporation, (2)	7,318

100	Molex Inc.	2,730

300	Perkinelmer Inc.	7,806

1,300	Thermo Fisher Scientific, Inc., (2)	74,984

1,500	Tyco Electronics, Limited	55,695

200	Waters Corporation, (2)	15,814
	Total Electronic Equipment & Instruments	276,486

12

Shares	Description (1)	Value

	Energy Equipment & Services – 2.2%

600	Baker Hughes Incorporated	$48,660

500	BJ Services Company	12,130

300	ENSCO International Incorporated	17,886

1,700	Halliburton Company	64,447

1,200	Nabors Industries Limited, (2)	32,868

1,500	National-Oilwell Varco Inc., (2)	110,190

600	Noble Corporation	33,906

300	Rowan Companies Inc.	11,838

1,900	Schlumberger Limited	186,903

400	Smith International, Inc.	29,540

1,100	Transocean Inc.	157,465

1,000	Weatherford International Ltd, (2)	68,600
	Total Energy Equipment & Services	774,433

	Food & Staples Retailing – 1.6%

2,600	CVS Caremark Corporation	103,350

2,400	Kroger Co.	64,104

1,100	Safeway Inc.	37,631

1,000	SUPERVALU INC.	37,520

600	Sysco Corporation	18,726

500	Walgreen Co.	19,040

5,400	Wal-Mart Stores, Inc.	256,662

100	Whole Foods Market, Inc.	4,080

400	Wm. Wrigley Jr. Company	23,420
	Total Food & Staples Retailing	564,533

	Food Products – 1.8%

1,700	Archer-Daniels-Midland Company	78,931

300	Campbell Soup Company	10,719

1,300	ConAgra Foods, Inc.	30,927

400	Dean Foods Company, (2)	10,344

800	General Mills, Inc.	45,600

800	H.J. Heinz Company	37,344

200	Hershey Foods Corporation	7,880

500	Kellogg Company	26,215

5,000	Kraft Foods Inc.	163,150

200	McCormick & Company, Incorporated	7,582

1,500	Monsanto Company	167,535

1,400	Sara Lee Corporation	22,484

800	Tyson Foods, Inc., Class A	12,264
	Total Food Products	620,975

	Gas Utilities – 0.2%

100	Nicor Inc.	4,235

400	Questar Corporation	21,640

1,800	Spectra Energy Corporation	46,476
	Total Gas Utilities	72,351

13

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 1.0%

200	AmerisourceBergen Corporation	$8,974

1,200	Baxter International Inc.	69,660

300	Becton, Dickinson and Company	25,074

3,400	Boston Scientific Corporation, (2)	39,542

200	Cardinal Health, Inc.	11,550

1,100	Covidien Limited	48,719

900	Express Scripts, Inc., (2)	65,700

300	Hospira Inc., (2)	12,792

500	Medtronic, Inc.	25,135

200	Saint Jude Medical Inc., (2)	8,128

300	Stryker Corporation	22,416

100	Zimmer Holdings, Inc., (2)	6,615
	Total Health Care Equipment & Supplies	344,305

	Health Care Providers & Services – 1.5%

1,000	Aetna Inc.	57,730

500	CIGNA Corporation	26,865

400	Coventry Health Care, Inc., (2)	23,700

500	Humana Inc., (2)	37,655

100	Laboratory Corporation of America Holdings, (2)	7,553

600	McKesson HBOC Inc.	39,306

1,100	Medco Health Solutions, Inc., (2)	111,540

200	Quest Diagnostics Incorporated	10,580

1,400	UnitedHealth Group Incorporated	81,480

1,600	Wellpoint Inc., (2)	140,368
	Total Health Care Providers & Services	536,777

	Hotels, Restaurants & Leisure – 1.1%

1,500	Carnival Corporation	66,735

300	Darden Restaurants Inc.	8,313

500	Harrah’s Entertainment, Inc.	44,375

100	International Game Technology	4,393

3,500	McDonald’s Corporation	206,185

300	Starwood Hotels & Resorts Worldwide, Inc.	13,209

100	Wendy’s International, Inc.	2,584

300	Wyndham Worldwide Corporation	7,068

1,000	YUM! Brands, Inc.	38,270
	Total Hotels, Restaurants & Leisure	391,132

	Household Durables – 0.5%

200	Black & Decker Corporation	13,930

500	Centex Corporation	12,630

2,000	D.R. Horton, Inc.	26,340

300	Fortune Brands Inc.	21,708

500	KB Home	10,800

700	Leggett and Platt Inc.	12,208

14

Shares	Description (1)	Value

	Household Durables (continued)

700	Lennar Corporation, Class A	$12,523

700	Newell Rubbermaid Inc.	18,116

1,200	Pulte Corporation	12,648

200	Snap-on Incorporated	9,648

300	Stanley Works	14,544

300	Whirlpool Corporation	24,489
	Total Household Durables	189,584

	Household Products – 1.9%

200	Clorox Company	13,034

800	Colgate-Palmolive Company	62,368

1,100	Kimberly-Clark Corporation	76,274

6,900	Procter & Gamble Company	506,598
	Total Household Products	658,274

	Independent Power Producers & Energy Traders – 0.0%

700	AES Corporation, (2)	14,973
	Industrial Conglomerates – 3.9%

1,400	3M Co.	118,048

30,400	General Electric Company	1,126,928

400	Genuine Parts Company	18,520

900	Textron Inc.	64,170

1,300	Tyco International Ltd.	51,545
	Total Industrial Conglomerates	1,379,211

	Insurance – 4.1%

1,100	Ace Limited	67,958

1,500	AFLAC Incorporated	93,945

1,800	Allstate Corporation	94,014

600	Ambac Financial Group, Inc.	15,462

4,300	American International Group, Inc.	250,690

900	Aon Corporation	42,921

200	Assurant Inc.	13,380

1,400	Chubb Corporation	76,412

700	Cincinnati Financial Corporation	27,678

1,400	Genworth Financial Inc., Class A	35,630

1,200	Hartford Financial Services Group, Inc.	104,628

900	Lincoln National Corporation	52,398

1,100	Loews Corporation	55,374

1,100	Marsh & McLennan Companies, Inc.	29,117

900	MBIA Inc.	16,767

2,500	MetLife, Inc.	154,050

200	Progressive Corporation	3,832

1,200	Prudential Financial, Inc.	111,648

300	SAFECO Corporation	16,704

100	Torchmark Corporation	6,053

15

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Insurance (continued)

2,300	Travelers Companies, Inc.	$123,740

1,400	Unum Group	33,306

700	XL Capital Ltd, Class A	35,217
	Total Insurance	1,460,924

	Internet & Catalog Retail – 0.4%

1,200	Amazon.com, Inc., (2)	111,168

900	Expedia, Inc., (2)	28,458

400	IAC/InterActiveCorp., (2)	10,768
	Total Internet & Catalog Retail	150,394

	Internet Software & Services – 1.0%

600	eBay Inc., (2)	19,914

500	Google Inc., Class A, (2)	345,740

100	Yahoo! Inc., (2)	2,326
	Total Internet Software & Services	367,980

	IT Services – 0.5%

300	Affiliated Computer Services Inc., (2)	13,530

700	Automatic Data Processing, Inc.	31,171

900	Computer Sciences Corporation, (2)	44,523

200	Convergys Corporation, (2)	3,292

1,700	Electronic Data Systems Corporation	35,241

300	Fidelity National Information Services	12,477

500	Paychex, Inc.	18,110

500	Unisys Corporation, (2)	2,365
	Total IT Services	160,709

	Leisure Equipment & Products – 0.1%

500	Brunswick Corporation	8,525

500	Eastman Kodak Company	10,935

400	Hasbro, Inc.	10,232

1,000	Mattel, Inc.	19,040
	Total Leisure Equipment & Products	48,732

	Machinery – 1.8%

1,800	Caterpillar Inc.	130,608

400	Cummins Inc.	50,948

200	Danaher Corporation	17,548

1,400	Deere & Company	130,368

400	Dover Corporation	18,436

400	Eaton Corporation	38,780

1,100	Illinois Tool Works Inc.	58,894

900	Ingersoll Rand Company Limited, Class A	41,823

300	ITT Industries Inc.	19,812

200	Manitowoc Company Inc.	9,766

1,000	PACCAR Inc.	54,480

300	Pall Corporation	12,096

16

Shares	Description (1)	Value

	Machinery (continued)

500	Parker Hannifin Corporation	$37,655

300	Terex Corporation, (2)	19,671
	Total Machinery	640,885

	Media – 2.8%

3,100	CBS Corporation, Class B	84,475

1,100	Clear Channel Communications, Inc.	37,972

9,400	Comcast Corporation, Class A, (2)	171,644

1,700	DIRECTV Group, Inc., (2)	39,304

100	E.W. Scripps Company, Class A	4,501

1,300	Gannett Company Inc.	50,700

300	McGraw-Hill Companies, Inc.	13,143

100	Meredith Corporation	5,498

600	New York Times, Class A	10,518

3,400	News Corporation, Class A	69,666

300	Omnicom Group Inc.	14,259

15,600	Time Warner Inc.	257,556

2,900	Viacom Inc., Class B, (2)	127,368

3,600	Walt Disney Company	116,208
	Total Media	1,002,812

	Metals & Mining – 1.2%

3,300	Alcoa Inc.	120,615

100	Allegheny Technologies, Inc.	8,640

400	CONSOL Energy Inc.	28,608

1,300	Freeport-McMoRan Copper & Gold, Inc.	133,172

500	Newmont Mining Corporation	24,415

1,100	Nucor Corporation	65,142

400	United States Steel Corporation	48,364
	Total Metals & Mining	428,956

	Multiline Retail – 0.8%

100	Big Lots, Inc., (2)	1,599

700	Costco Wholesale Corporation	48,832

200	Dillard’s, Inc., Class A	3,756

300	Family Dollar Stores, Inc.	5,769

600	J.C. Penney Company, Inc.	26,394

400	Kohl’s Corporation, (2)	18,320

1,800	Macy’s Inc.	46,566

300	Nordstrom, Inc.	11,019

300	Sears Holding Corporation, (2)	30,615

1,500	Target Corporation	75,000
	Total Multiline Retail	267,870

	Multi-Utilities – 1.3%

2,200	Dominion Resources, Inc.	104,390

7,700	Duke Energy Corporation	155,309

17

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Multi-Utilities (continued)

500	Dynegy Inc., (2)	$3,570

300	Integrys Energy Group, Inc.	15,507

1,600	NiSource Inc.	30,224

1,000	Public Service Enterprise Group Incorporated	98,240

900	Sempra Energy	55,692
	Total Multi-Utilities	462,932

	Office Electronics – 0.2%

3,400	Xerox Corporation, (2)	55,046
	Oil, Gas & Consumable Fuels – 12.5%

2,600	Anadarko Petroleum Corporation	170,794

1,200	Apache Corporation	129,048

1,900	Chesapeake Energy Corporation	74,480

9,300	Chevron Corporation	867,969

7,200	ConocoPhillips	635,760

1,400	Devon Energy Corporation	124,474

1,500	El Paso Corporation	25,860

500	EOG Resources, Inc.	44,625

14,900	Exxon Mobil Corporation	1,395,981

800	Hess Corporation	80,688

3,000	Marathon Oil Corporation	182,580

500	Murphy Oil Corporation	42,420

500	Noble Energy, Inc.	39,760

3,100	Occidental Petroleum Corporation	238,669

400	Peabody Energy Corporation	24,656

400	Sunoco, Inc.	28,976

600	Tesoro Petroleum Corporation	28,620

2,400	Valero Energy Corporation	168,072

1,300	Williams Companies, Inc.	46,514

1,100	XTO Energy, Inc.	56,496
	Total Oil, Gas & Consumable Fuels	4,406,442

	Paper & Forest Products – 0.4%

2,100	International Paper Company	67,998

700	MeadWestvaco Corporation	21,910

800	Weyerhaeuser Company	58,992
	Total Paper & Forest Products	148,900

	Personal Products – 0.1%

700	Avon Products, Inc.	27,671

100	Estee Lauder Companies Inc., Class A	4,361
	Total Personal Products	32,032

	Pharmaceuticals – 5.8%

3,500	Abbott Laboratories	196,525

200	Allergan, Inc.	12,848

100	Barr Pharmaceuticals	5,310

18

Shares	Description (1)	Value

	Pharmaceuticals (continued)

5,700	Bristol-Myers Squibb Company	$151,164

1,800	Eli Lilly and Company	96,102

5,400	Johnson & Johnson	360,180

700	King Pharmaceuticals Inc., (2)	7,168

5,600	Merck & Co. Inc.	325,416

100	Mylan Laboratories Inc., (2)	1,406

29,800	Pfizer Inc.	677,354

2,900	Schering-Plough Corporation	77,256

300	Watson Pharmaceuticals Inc., (2)	8,142

2,700	Wyeth	119,313
	Total Pharmaceuticals	2,038,184

	Real Estate – 0.9%

400	Apartment Investment & Management Company, Class A	13,892

100	AvalonBay Communities, Inc.	9,414

400	Boston Properties, Inc.	36,724

400	Developers Diversified Realty Corporation	15,316

1,000	Equity Residential	36,470

400	General Growth Properties Inc.	16,472

1,800	Host Hotels & Resorts Inc.	30,672

500	Kimco Realty Corporation	18,200

500	Plum Creek Timber Company	23,020

700	ProLogis	44,366

100	Public Storage, Inc.	7,341

400	Simon Property Group, Inc.	34,744

300	Vornado Realty Trust	26,385
	Total Real Estate	313,016

	Real Estate Management & Development – 0.0%

100	CB Richard Ellis Group, Inc., Class A, (2)	2,155

166	Forestar Real Estate Group Inc.	3,916
	Total Real Estate Management & Development	6,071

	Road & Rail – 0.9%

800	Burlington Northern Santa Fe Corporation	66,584

1,400	CSX Corporation	61,572

1,200	Norfolk Southern Corporation	60,528

100	Ryder System, Inc.	4,701

900	Union Pacific Corporation	113,058
	Total Road & Rail	306,443

	Semiconductors & Equipment – 1.7%

1,000	Advanced Micro Devices, Inc., (2)	7,500

400	Analog Devices, Inc.	12,680

2,300	Applied Materials, Inc.	40,848

13,800	Intel Corporation	367,908

200	KLA-Tencor Corporation	9,632

19

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

100	Linear Technology Corporation	$3,183

500	Microchip Technology Incorporated	15,710

5,300	Micron Technology, Inc., (2)	38,425

100	National Semiconductor Corporation	2,264

200	Novellus Systems, Inc., (2)	5,514

800	NVIDIA Corporation, (2)	27,216

100	QLogic Corporation, (2)	1,420

300	Teradyne Inc., (2)	3,102

2,200	Texas Instruments Incorporated	73,480

200	Xilinx, Inc.	4,374
	Total Semiconductors & Equipment	613,256

	Software – 1.4%

300	Adobe Systems Incorporated, (2)	12,819

200	Autodesk, Inc., (2)	9,952

100	BMC Software, Inc., (2)	3,564

400	CA Inc.	9,980

300	Citrix Systems, (2)	11,403

400	Compuware Corporation, (2)	3,552

100	Electronic Arts Inc. (EA), (2)	5,841

9,800	Microsoft Corporation	348,880

900	Novell Inc., (2)	6,183

2,300	Oracle Corporation, (2)	51,934

600	Symantec Corporation, (2)	9,684

800	VeriSign, Inc., (2)	30,088
	Total Software	503,880

	Specialty Retail – 1.1%

200	Abercrombie & Fitch Co., Class A	15,994

600	AutoNation Inc., (2)	9,396

200	Bed Bath and Beyond Inc., (2)	5,878

300	Best Buy Co., Inc.	15,795

700	Circuit City Stores, Inc.	2,940

1,000	Gap, Inc.	21,280

5,800	Home Depot, Inc.	156,252

1,000	Limited Brands, Inc.	18,930

2,900	Lowe’s Companies, Inc.	65,598

1,300	Office Depot, Inc.	18,083

300	OfficeMax Inc.	6,198

300	RadioShack Corporation	5,058

200	Sherwin-Williams Company	11,608

700	Staples, Inc.	16,149

200	Tiffany & Co.	9,206

700	TJX Companies, Inc.	20,111
	Total Specialty Retail	398,476

20

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 0.2%

600	Jones Apparel Group, Inc.	$9,594

300	Liz Claiborne, Inc.	6,105

700	Nike, Inc., Class B	44,968

200	VF Corporation	13,732
	Total Textiles, Apparel & Luxury Goods	74,399

	Thrifts & Mortgage Finance – 0.8%

4,500	Countrywide Financial Corporation	40,230

4,900	Federal National Mortgage Association	195,902

166	Guaranty Financial Group Inc., (2)	2,656

1,900	Hudson City Bancorp, Inc.	28,538

300	MGIC Investment Corporation	6,729
	Total Thrifts & Mortgage Finance	274,055

	Tobacco – 1.9%

7,900	Altria Group, Inc.	597,082

700	Reynolds American Inc.	46,172

400	UST Inc.	21,920
	Total Tobacco	665,174

	Trading Companies & Distributors – 0.0%

200	W.W. Grainger, Inc.	17,504
	Wireless Telecommunication Services – 0.1%

700	American Tower Corporation, (2)	29,820
	Total Common Stocks (cost $34,761,273)	34,590,172

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 2.3%

5,700	SPDR Trust Series 1 (3)	$833,397

	Total Exchange-Traded Funds (cost $840,014)	833,397

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.4%

$850	Repurchase Agreement with State Street Bank, dated 12/31/07, repurchase price $850,064, collateralized by $740,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $871,350	1.000%	1/02/08	$850,017

	Total Short-Term Investments (cost $850,017)			850,017

	Total Investments (cost $36,451,304) – 102.3%			36,273,586

	Other Assets Less Liabilities – (2.3)%			(817,679)

	Net Assets – 100%			$35,455,907

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

(3)	SPDR Trust Series 1 issues exchange-traded funds called Standard & Poor’s (S&P) Depositary Receipts or “SPDRs”. The SPDR Trust holds all of the common stocks of the S&P 500 Composite Stock Price Index and intends to provide investment results that, before expenses, correspond to the price and yield of the S&P 500 Index.

See accompanying notes to financial statements.

21

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund

December 31, 2007

Shares	Description (1)	Value
	COMMON STOCKS – 99.7%

	Aerospace & Defense – 1.6%

30	Alliant Techsystems Inc., (2)	$3,413

90	BE Aerospace Inc., (2)	4,761

50	DRS Technologies Inc.	2,714

140	Goodrich Corporation	9,885

130	L-3 Communications Holdings, Inc.	13,772

60	Precision Castparts Corporation	8,322

90	Rockwell Collins, Inc.	6,477

30	Spirit AeroSystems Holdings Inc., (2)	1,035
	Total Aerospace & Defense	50,379

	Air Freight & Logistics – 0.2%

50	C.H. Robinson Worldwide, Inc.	2,706

90	Expeditors International of Washington Inc.	4,021

60	UTI Worldwide, Inc.	1,176
	Total Air Freight & Logistics	7,903

	Airlines – 0.8%

50	Aircastle LTD	1,317

890	AMR Corporation-DEL, (2)	12,487

30	Delta Air Lines, Inc., (2)	447

130	Northwest Airlines Corporation, (2)	1,886

830	Southwest Airlines Co.	10,126
	Total Airlines	26,263

	Asset Backed Securities – 0.2%

140	Federated Investors Inc.	5,762
	Auto Components – 0.3%

10	Advance Auto Parts, Inc.	380

120	BorgWarner Inc.	5,809

70	TRW Automotive Holdings Corporation, (2)	1,463

30	WABCO Holdings Inc.	1,503
	Total Auto Components	9,155

	Automobiles – 0.1%

90	Harley-Davidson, Inc.	4,204
	Beverages – 0.9%

40	Brown-Forman Corporation	2,964

280	Coca-Cola Enterprises Inc.	7,288

70	Constellation Brands, Inc., Class A	1,655

140	Molson Coors Brewing Company, Class B	7,227

170	Pepsi Bottling Group, Inc.	6,708

50	PepsiAmericas Inc.	1,666
	Total Beverages	27,508

22

Shares	Description (1)	Value

	Biotechnology – 0.4%

30	Idexx Labs Inc., (2)	$1,759

80	Imclone Systems Inc., (2)	3,440

80	Invitrogen Corporation, (2)	7,473
	Total Biotechnology	12,672

	Building Products – 0.8%

200	American Standard Companies Inc.	9,342

30	Armstrong World Industries Inc., (2)	1,203

50	Lennox International Inc.	2,071

490	Masco Corporation	10,589

60	Owens Corning, (2)	1,213

20	USG Corporation, (2)	716
	Total Building Products	25,134

	Capital Markets – 1.9%

10	Affiliated Managers Group Inc., (2)	1,175

290	American Capital Strategies Limited	9,558

270	Ameriprise Financial, Inc.	14,880

40	BlackRock Inc.	8,672

4,940	E*Trade Group Inc.	17,537

100	GLG Partners Inc., (2)	1,360

30	Jefferies Group, Inc.	692

10	Lazard Limited	399

20	Raymond James Financial Inc.	653

50	SEI Investments Company	1,609

90	T. Rowe Price Group Inc.	5,479
	Total Capital Markets	62,014

	Chemicals – 3.0%

90	Air Products & Chemicals Inc.	8,877

40	Airgas, Inc.	2,084

20	Albemarle Corporation	825

90	Ashland Inc.	4,269

30	Cabot Corporation	1,000

30	Celanese Corporation, Series A	1,270

240	Chemtura Corporation	1,872

50	Cytec Industries, Inc.	3,079

110	Eastman Chemical Company	6,720

80	Ecolab Inc.	4,097

80	FMC Corporation	4,364

180	Huntsman Corporation	4,626

30	International Flavors & Fragrances Inc.	1,444

90	Lubrizol Corporation	4,874

200	Mosaic Company, (2)	18,868

30	Nalco Holding Company	725

150	PPG Industries, Inc.	10,535

23

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Chemicals (continued)

160	Rohm and Haas Company	$8,491

100	RPM International, Inc.	2,030

10	Scotts Miracle Gro Company	374

50	Sigma-Aldrich Corporation	2,730

90	Valspar Corporation	2,029

30	Westlake Chemical Corporation	570
	Total Chemicals	95,753

	Commercial Banks – 4.0%

140	Associated Banc-Corp.	3,793

30	BancorpSouth Inc.	708

50	Bank of Hawaii Corporation	2,557

10	BOK Financial Corporation	517

50	City National Corporation	2,978

260	Colonial BancGroup Inc.	3,520

230	Comerica Incorporated	10,012

20	Commerce Bancshares Inc.	897

70	Cullen/Frost Bankers, Inc.	3,546

280	First Horizon National Corporation	5,082

160	Fulton Financial Corporation	1,795

480	Huntington BancShares Inc.	7,085

520	KeyCorp.	12,194

100	M&T Bank Corporation	8,157

420	Marshall and Ilsley Corporation	11,122

240	Northern Trust Corporation	18,379

280	Popular, Inc.	2,968

370	Synovus Financial Corp.	8,910

220	TCF Financial Corporation	3,945

70	Unionbancal Corporation	3,424

100	Valley National Bancorp.	1,906

70	Webster Financial Corporation	2,238

70	Whitney Holding Corporation	1,831

70	Wilmington Trust Corporation	2,464

180	Zions Bancorporation	8,404
	Total Commercial Banks	128,432

	Commercial Services & Supplies – 1.7%

40	Allied Waste Industries, Inc., (2)	441

110	Avery Dennison Corporation	5,845

20	Brinks Company	1,195

140	Career Education Corporation, (2)	3,520

40	ChoicePoint Inc., (2)	1,457

40	Cintas Corporation	1,345

30	Copart Inc., (2)	1,277

20	Corporate Executive Board Company	1,202

24

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

60	Corrections Corporation of America, (2)	$1,771

20	Dun and Bradstreet Inc.	1,773

60	Equifax Inc.	2,182

10	Genpact Limtied, (2)	152

40	Hewitt Associates Inc., Class A, (2)	1,532

10	HNI Corporation	351

30	Manpower Inc.	1,707

230	Pitney Bowes Inc.	8,749

200	R.R. Donnelley & Sons Company	7,548

150	Republic Services, Inc.	4,703

40	Robert Half International Inc.	1,082

80	Steelcase Inc.	1,270

50	Stericycle Inc., (2)	2,970

30	Zebra Technologies Corporation, Class A, (2)	1,041
	Total Commercial Services & Supplies	53,113

	Communications Equipment – 1.3%

190	ADC Telecommunications Inc., (2)	2,955

250	Ciena Corporation, (2)	8,528

90	CommScope Inc., (2)	4,429

60	Harris Corporation	3,761

670	Juniper Networks Inc., (2)	22,244

10	NeuStar, Inc., (2)	287
	Total Communications Equipment	42,204

	Computers & Peripherals – 1.1%

40	Ingram Micro, Inc., (2)	722

50	McAfee Inc., (2)	1,875

20	NCR Corporation, (2)	502

760	Seagate Technology	19,380

80	Teradata Corporation, (2)	2,193

320	Western Digital Corporation, (2)	9,667
	Total Computers & Peripherals	34,339

	Construction & Engineering – 1.7%

130	Foster Wheeler, Limited, (2)	20,153

130	Jacobs Engineering Group Inc., (2)	12,429

200	KBR Inc., (2)	7,760

10	Quanta Services Incorporated, (2)	262

140	Shaw Group Inc., (2)	8,462

120	URS Corporation, (2)	6,520
	Total Construction & Engineering	55,586

	Construction Materials – 0.4%

180	Vulcan Materials Company	14,236

25

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Consumer Finance – 1.0%

270	Americredit Corp., (2)	$3,453

250	Capitalsource Inc.	4,398

120	MasterCard, Inc.	25,824
	Total Consumer Finance	33,675

	Containers & Packaging – 0.9%

20	Ball Corporation	900

130	Bemis Company, Inc.	3,559

60	Crown Holdings Inc., (2)	1,539

60	Owens-Illinois, Inc., (2)	2,970

130	Packaging Corp. of America	3,666

180	Sealed Air Corporation	4,165

280	Smurfit-Stone Container Corporation, (2)	2,957

80	Sonoco Products Company	2,614

260	Temple-Inland Inc.	5,421
	Total Containers & Packaging	27,791

	Distributors – 0.1%

40	Fastenal Company	1,617
	Diversified Consumer Services – 1.0%

230	Apollo Group, Inc., (2)	16,135

340	H & R Block Inc.	6,314

60	ITT Educational Services, Inc., (2)	5,116

260	Service Corporation International	3,653

10	Weight Watcher’s International Inc.	452
	Total Diversified Consumer Services	31,670

	Diversified Financial Services – 0.7%

170	Allied Capital Corporation	3,655

400	CIT Group Inc.	9,612

130	Eaton Vance Corporation	5,903

80	Leucadia National Corporation	3,768

30	MF Global LTD, (2)	944
	Total Diversified Financial Services	23,882

	Diversified REIT – 0.4%

70	Colonial Properties Trust	1,584

190	Duke Realty Corporation	4,955

110	Liberty Property Trust	3,169

30	Vornado Realty Trust	2,639
	Total Diversified REIT	12,347

	Diversified Telecommunication Services – 0.7%

30	CenturyTel, Inc.	1,244

400	Citizens Communications Company	5,092

160	Embarq Corporation	7,925

290	Qwest Communications International Inc.	2,033

540	Windstream Corporation	7,031
	Total Diversified Telecommunication Services	23,325

26

Shares	Description (1)	Value

	Electric Utilities – 5.0%

70	Allegheny Energy, Inc., (2)	$4,453

100	Alliant Energy Corporation	4,069

170	Ameren Corporation	9,216

330	American Electric Power Company, Inc.	15,365

300	Consolidated Edison, Inc.	14,655

50	Covanta Holding Corporation, (2)	1,383

130	DPL Inc.	3,855

190	DTE Energy Company	8,352

300	Edison International	16,011

100	Great Plains Energy Incorporated	2,932

70	Hawaiian Electric Industries	1,594

150	Northeast Utilities	4,697

70	OGE Energy Corp.	2,540

190	Pepco Holdings, Inc.	5,573

370	PG&E Corporation	15,943

110	Pinnacle West Capital Corporation	4,665

310	PPL Corporation	16,148

220	Progress Energy, Inc.	10,655

330	Reliant Energy Inc., (2)	8,659

240	Sierra Pacific Resources	4,075

210	TECO Energy, Inc.	3,614
	Total Electric Utilities	158,454

	Electrical Equipment – 1.4%

50	Ametek Inc.	2,342

70	Cooper Industries, Ltd., Class A	3,702

70	Energizer Holdings Inc., (2)	7,849

80	First Solar Inc., (2)	21,371

50	Hubbell Incorporated, Class B	2,580

20	Lincoln Electric Holdings Inc.	1,424

50	Rockwell Automation, Inc.	3,448

20	Superior Energy Services, Inc., (2)	688

20	Thomas & Betts Corporation, (2)	981
	Total Electrical Equipment	44,385

	Electronic Equipment & Instruments – 3.9%

210	Agilent Technologies, Inc., (2)	7,715

90	Amphenol Corporation, Class A	4,173

110	Arrow Electronics, Inc., (2)	4,321

200	Avnet Inc., (2)	6,994

30	AVX Group	403

80	Diebold Inc.	2,318

60	Dolby Laboratories, Inc., (2)	2,983

230	Garmin Limited	22,310

90	General Cable Corporation, (2)	6,595

27

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Electronic Equipment & Instruments (continued)

140	Gentex Corporation	$2,488

280	Jabil Circuit Inc.	4,276

290	MEMC Electronic Materials, (2)	25,662

40	Mettler-Toledo International Inc., (2)	4,552

10	Millipore Corporation, (2)	732

60	Molex Inc.	1,638

30	National Instruments Corporation	1,000

40	Roper Industries Inc.	2,502

550	Sanmina-SCI Corporation, (2)	1,001

140	SunPower Corporation, (2)	18,255

10	Tech Data Corporation, (2)	377

60	Trimble Navigation Limited, (2)	1,814

80	Vishay Intertechnology Inc., (2)	913

40	Waters Corporation, (2)	3,163
	Total Electronic Equipment & Instruments	126,185

	Energy Equipment & Services – 4.4%

30	Cabot Oil & Gas Corporation	1,211

30	Dresser Rand Group, Inc., (2)	1,172

230	ENSCO International Incorporated	13,713

150	FMC Technologies Inc., (2)	8,505

150	Global Industries, Limited, (2)	3,213

170	Grant Prideco Inc., (2)	9,437

70	Helix Energy Solutions Group, (2)	2,905

100	Helmerich & Payne Inc.	4,007

480	Nabors Industries Limited	13,147

400	National-Oilwell Varco Inc., (2)	29,384

360	Noble Corporation	20,344

70	Oceaneering International Inc., (2)	4,715

300	Patterson-UTI Energy, Inc.	5,856

220	Pride International Inc., (2)	7,458

180	Rowan Companies Inc.	7,103

10	SeaCor Holdings Inc., (2)	927

30	Smith International, Inc.	2,216

10	Unit Corporation, (2)	463

60	Weatherford International Ltd	4,116
	Total Energy Equipment & Services	139,892

	Food & Staples Retailing – 0.8%

150	Rite Aid Corporation, (2)	419

470	Safeway Inc.	16,079

270	SUPERVALU INC.	10,130
	Total Food & Staples Retailing	26,628

28

Shares	Description (1)	Value

	Food Products – 2.2%

130	Bunge Limited	$15,133

80	Campbell Soup Company	2,858

260	ConAgra Foods, Inc.	6,185

20	Corn Products International, Inc.	735

160	Dean Foods Company, (2)	4,138

100	Del Monte Foods Company	946

290	H.J. Heinz Company	13,537

50	Hershey Foods Corporation	1,970

40	Hormel Foods Corporation	1,619

40	JM Smucker Company	2,058

60	McCormick & Company, Incorporated	2,275

310	Sara Lee Corporation	4,979

130	Smithfield Foods, Inc., (2)	3,760

370	Tyson Foods, Inc., Class A	5,672

100	Wm. Wrigley Jr. Company	5,855
	Total Food Products	71,720

	Gas Utilities – 1.1%

80	AGL Resources Inc.	3,011

80	Atmos Energy Corporation	2,243

80	Energen Corporation	5,138

40	Equitable Resources Inc.	2,131

150	Questar Corporation	8,115

50	Southern Union Company	1,468

490	Spectra Energy Corporation	12,652

30	UGI Corporation	818
	Total Gas Utilities	35,576

	Health Care Equipment & Supplies – 2.0%

70	AmerisourceBergen Corporation	3,141

50	Applera Corporation-Applied Biosystems Group	1,696

30	Beckman Coulter, Inc.	2,184

40	C. R. Bard, Inc.	3,792

10	Cooper Companies, Inc.	377

70	DENTSPLY International Inc.	3,151

60	Gen-Probe, Inc., (2)	3,776

50	Hillenbrand Industries	2,787

80	Hospira Inc.	3,411

70	Intuitive Surgical, Inc., (2)	22,715

80	Kinetic Concepts Inc., (2)	4,285

10	Lincare Holdings, (2)	352

50	Patterson Companies Inc., (2)	1,698

20	ResMed Inc., (2)	1,051

30	Respironics Inc., (2)	1,964

29

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

120	Saint Jude Medical Inc., (2)	$4,877

50	Varian Medical Systems, Inc., (2)	2,608
	Total Health Care Equipment & Supplies	63,865

	Health Care Providers & Services – 2.0%

60	Brookdale Senior Living Inc.	1,705

130	CIGNA Corporation	6,985

90	Community Health Systems Inc., (2)	3,317

80	Coventry Health Care, Inc., (2)	4,740

40	Davita Inc., (2)	2,254

240	Express Scripts, Inc., (2)	17,520

340	Health Management Associates Inc.	2,033

20	Health Net Inc.	966

40	Henry Schein Inc., (2)	2,456

70	Humana Inc., (2)	5,272

20	Lifepoint Hospitals Inc., (2)	595

200	Omnicare, Inc.	4,562

20	Pediatrix Medical Group Inc.	1,363

50	Pharmaceutical Product Development Inc.	2,019

70	Quest Diagnostics Incorporated	3,703

20	Sierra Health Services Inc., (2)	839

10	Tenet Helathcare Corporation, (2)	51

20	Universal Health Services, Inc., Class B	1,024

40	VCA Antech, Inc., (2)	1,769
	Total Health Care Providers & Services	63,173

	Health Care Technology – 0.1%

30	Cerner Corporation, (2)	1,692

60	HLTH Corporation, (2)	804

80	IMS Health Incorporated	1,843
	Total Health Care Technology	4,339

	Hotels, Restaurants & Leisure – 1.3%

10	Boyd Gaming Corporation	341

190	Brinker International Inc.	3,716

10	Burger King Holdings Inc.	285

10	Choice Hotels International, Inc.	332

70	Darden Restaurants Inc.	1,940

40	Harrah’s Entertainment, Inc.	3,550

140	International Game Technology	6,150

20	Intl Speedway Corporation	824

30	Penn National Gaming, Inc., (2)	1,787

150	Royal Caribbean Cruises Limited	6,366

20	Starwood Hotels & Resorts Worldwide, Inc.	881

50	Tim Hortons Inc.	1,847

30

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

250	Wyndham Worldwide Corporation	$5,890

240	YUM! Brands, Inc.	9,185
	Total Hotels, Restaurants & Leisure	43,094

	Household Durables – 3.3%

110	Black & Decker Corporation	7,662

260	Centex Corporation	6,568

540	D.R. Horton, Inc.	7,112

140	Fortune Brands Inc.	10,130

20	Harman International Industries Inc.	1,474

300	KB Home	6,480

250	Leggett and Platt Inc.	4,360

400	Lennar Corporation, Class A	7,156

70	MDC Holdings Inc.	2,599

80	Mohawk Industries Inc., (2)	5,952

250	Newell Rubbermaid Inc.	6,470

10	NVR Inc., (2)	5,240

500	Pulte Corporation	5,270

130	Ryland Group Inc.	3,582

60	Snap-on Incorporated	2,894

110	Stanley Works	5,333

310	Toll Brothers Inc., (2)	6,219

130	Whirlpool Corporation	10,612
	Total Household Durables	105,113

	Household Products – 0.1%

30	Church & Dwight Company Inc.	1,622

20	Clorox Company	1,303

10	Jarden Corporation, (2)	236
	Total Household Products	3,161

	Independent Power Producers & Energy Traders – 1.7%

290	AES Corporation, (2)	6,203

200	Constellation Energy Group	20,506

380	Mirant Corporation, (2)	14,812

290	NRG Energy Inc., (2)	12,569
	Total Independent Power Producers & Energy Traders	54,090

	Industrial Conglomerates – 1.2%

30	Carlisle Companies Inc.	1,111

90	Genuine Parts Company	4,167

240	McDermott International Inc., (2)	14,167

10	Teleflex Inc.	630

240	Textron Inc.	17,112
	Total Industrial Conglomerates	37,187

31

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Industrial REIT – 0.1%

20	AMB Property Corp.	$1,151

30	ProLogis	1,901
	Total Industrial REIT	3,052

	Insurance – 6.0%

10	Allied World Assurance Holdings	502

710	Ambac Financial Group, Inc.	18,297

100	American Financial Group Inc.	2,888

300	Aon Corporation	14,307

20	Arch Capital Group Limited, (2)	1,407

100	Arthur J. Gallagher & Co.	2,419

160	Assurant Inc.	10,704

130	Axis Capital Holdings Limited	5,066

60	Brown & Brown Inc.	1,410

150	Cincinnati Financial Corporation	5,931

50	CNA Financial Corporation	1,686

90	Conseco Inc., (2)	1,130

60	Endurance Specialty Holdings, Limited	2,504

10	Erie Indemnity Company	519

60	Everest Reinsurance Group Ltd	6,024

280	Fidelity National Title Group Inc., Class A	4,091

140	First American Corporation	4,777

170	Genworth Financial Inc., Class A	4,327

20	Hanover Insurance Group Inc.	916

60	HCC Insurance Holdings Inc.	1,721

1,010	MBIA Inc.	18,816

30	Mercury General Corporation	1,494

60	Nationwide Financial Services, Inc.	2,701

250	Old Republic International Corporation	3,853

20	OneBeacon Insurance Group Limited, Class A	430

70	PartnerRe Limited	5,777

30	Philadelphia Consolidated Holding Corporation, (2)	1,181

230	Principal Financial Group, Inc.	15,833

40	Protective Life Corporation	1,641

10	Reinsurance Group of America Inc.	525

70	RenaisasnceRE Holdings, Limited	4,217

120	SAFECO Corporation	6,682

50	StanCorp Financial Group Inc.	2,519

50	Torchmark Corporation	3,027

10	Transatlantic Holdings Inc.	727

20	Unitrin, Inc.	960

400	Unum Group	9,516

50	WR Berkley Corporation	1,491

380	XL Capital Ltd, Class A	19,118
	Total Insurance	191,134

32

Shares	Description (1)	Value

	Internet & Catalog Retail – 0.3%

310	Expedia, Inc.	$9,802

10	MSC Industrial Direct Inc., Class A	405
	Total Internet & Catalog Retail	10,207

	Internet Software & Services – 0.1%

80	Metavante Technologies Inc.	1,866

10	WebMD Health Corporation, Class A, (2)	411
	Total Internet Software & Services	2,277

	IT Services – 1.2%

10	Acxiom Corporation	117

110	Affiliated Computer Services Inc., (2)	4,961

70	Broadridge Financial Solutions, Inc.	1,570

80	Computer Sciences Corporation, (2)	3,958

40	Convergys Corporation, (2)	658

20	DST Systems Inc., (2)	1,651

490	Electronic Data Systems Corporation	10,158

10	FactSet Research Systems Inc.	557

80	Fidelity National Information Services	3,327

50	Fiserv, Inc., (2)	2,775

30	Global Payments Inc.	1,396

70	Iron Mountain Inc., (2)	2,591

110	Paychex, Inc.	3,984

120	Unisys Corporation	568
	Total IT Services	38,271

	Leisure Equipment & Products – 0.6%

160	Brunswick Corporation	2,728

40	Eastman Kodak Company	875

220	Hasbro, Inc.	5,628

540	Mattel, Inc.	10,282

20	Pool Corporation	397
	Total Leisure Equipment & Products	19,910

	Life Sciences Tools & Services – 0.4%

70	Charles River Laboratories International, Inc., (2)	4,606

30	Covance, Inc., (2)	2,599

30	Edwards Lifesciences Corporation, (2)	1,380

130	Perkinelmer Inc.	3,383

20	Techne Corporation, (2)	1,321
	Total Life Sciences Tools & Services	13,289

	Machinery – 4.2%

160	AGCO Corporation, (2)	10,877

50	Crane Company	2,145

140	Cummins Inc.	17,832

20	Donaldson Company, Inc.	928

80	Dover Corporation	3,687

33

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Machinery (continued)

140	Eaton Corporation	$13,573

70	Flowserve Corporation	6,734

20	Gardner Denver, Inc., (2)	660

30	Graco Inc.	1,118

70	Harsco Corporation	4,485

40	IDEX Corporation	1,445

310	Ingersoll Rand Company Limited, Class A	14,406

70	ITT Industries Inc.	4,623

110	Kennametal Inc.	4,165

10	Oshkosh Truck Corporation	473

110	Pall Corporation	4,435

220	Parker Hannifin Corporation	16,568

100	Pentair, Inc.	3,481

70	SPX Corporation	7,200

200	Terex Corporation, (2)	13,114

80	Timken Company	2,628

20	Toro Company	1,089
	Total Machinery	135,666

	Marine – 0.3%

40	Alexander and Bald, Inc.	2,066

20	Kirby Corporation, (2)	930

70	Overseas Shipholding Group Inc.	5,210
	Total Marine	8,206

	Media – 2.6%

100	Cablevision Systems Corporation, (2)	2,450

20	Central European Media Enterprises Limited, (2)	2,320

20	Clear Channel Outdoor Holdings Inc., Class A, (2)	553

20	CTC Media, Inc.	604

270	Discovery Holding Company, Series A, (2)	6,788

10	Dreamworks Animation SKG Inc., (2)	255

30	E.W. Scripps Company, Class A	1,350

350	Echostar Communications Corporation, (2)	13,202

240	Gannett Company Inc.	9,360

70	Getty Images Inc., (2)	2,030

10	Harte-Hanks Inc.	173

10	Hearst-Argyle Television Inc.	221

230	Idearc Inc.	4,039

150	Interpublic Group Companies, Inc., (2)	1,217

10	John Wiley and Sons Inc., Class A	428

330	Liberty Global Inc, A Shares, (2)	12,933

50	Liberty Media Capital, Class A, (2)	5,825

290	Liberty Media Interactive, Class A, (2)	5,533

70	McClatchy Company	876

34

Shares	Description (1)	Value

	Media (continued)

20	Meredith Corporation	$1,100

170	New York Times, Class A	2,980

110	Regal Entertainment Group, Class A	1,988

430	Virgin Media, Inc.	7,370

90	Warner Music Group Corporation	545
	Total Media	84,140

	Metals & Mining – 2.0%

220	AK Steel Holding Corporation, (2)	10,173

70	Carpenter Technology Inc.	5,262

100	Cleveland-Cliffs Inc.	10,080

30	CONSOL Energy Inc.	2,146

100	Reliance Steel & Aluminum Company	5,420

130	Steel Dynamics Inc.	7,744

190	United States Steel Corporation	22,973
	Total Metals & Mining	63,798

	Mortgage REIT – 0.5%

530	Annaly Capital Management Inc.	9,635

220	iStar Financial Inc.	5,731
	Total Mortgage REIT	15,366

	Multiline Retail – 1.5%

190	Dillard’s, Inc., Class A	3,568

290	Family Dollar Stores, Inc.	5,577

500	J.C. Penney Company, Inc.	21,995

500	Nordstrom, Inc.	18,365
	Total Multiline Retail	49,505

	Multi-Utilities – 2.4%

380	CenterPoint Energy, Inc.	6,509

240	CMS Energy Corporation	4,171

130	Energy East Corporation	3,537

70	Integrys Energy Group, Inc.	3,618

70	MDU Resources Group Inc.	1,933

80	National Fuel Gas Company	3,734

290	NiSource Inc.	5,478

80	NSTAR	2,898

100	ONEOK, Inc.	4,477

130	Puget Energy, Inc.	3,566

110	Scana Corporation	4,637

230	Sempra Energy	14,232

60	Vectren Corporation	1,741

120	Wisconsin Energy Corporation	5,845

430	Xcel Energy, Inc.	9,705
	Total Multi-Utilities	76,081

	Office Electronics – 0.3%

500	Xerox Corporation, (2)	8,095

35

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Office REIT – 0.7%

140	Boston Properties, Inc.	$12,853

120	Brandywine Realty Trust	2,152

120	Douglas Emmett Inc.	2,713

260	HRPT Properties Trust	2,010

100	Mack-Cali Realty Corporation	3,400
	Total Office REIT	23,128

	Oil, Gas & Consumable Fuels – 5.3%

10	Cheniere Energy Inc., (2)	326

660	Chesapeake Energy Corporation	25,872

90	Cimarex Energy Company	3,828

10	CNX Gas Corporation, (2)	320

30	Continental Resources Inc., (2)	784

270	Denbury Resources Inc., (2)	8,033

740	El Paso Corporation	12,758

100	Forest Oil Corporation, (2)	5,084

110	Frontline Limited	5,280

260	Hess Corporation	26,224

120	Massey Energy Company	4,290

60	Murphy Oil Corporation	5,090

140	Newfield Exploration Company, (2)	7,378

170	Noble Energy, Inc.	13,518

150	Pioneer Natural Resources Company	7,326

40	Range Resources Corporation	2,054

10	Southwestern Energy Company, (2)	557

20	St Mary Land and Exploration Company	772

190	Sunoco, Inc.	13,764

70	Teekay Shipping Corporation	3,725

360	Tesoro Petroleum Corporation	17,172

10	W&T Offshore Inc.	299

190	Williams Companies, Inc.	6,798
	Total Oil, Gas & Consumable Fuels	171,252

	Paper & Forest Products – 0.4%

520	Domtar Corporation, (2)	3,999

160	Louisiana-Pacific Corporation	2,189

180	MeadWestvaco Corporation	5,634
	Total Paper & Forest Products	11,822

	Personal Products – 0.3%

80	Alberto Culver Company	1,963

210	Avon Products, Inc.	8,301

20	Estee Lauder Companies Inc., Class A	872
	Total Personal Products	11,136

36

Shares	Description (1)	Value

	Pharmaceuticals – 0.8%

160	Allergan, Inc.	$10,278

50	Barr Pharmaceuticals Inc.	2,655

50	Endo Pharmaceuticals Holdings Inc., (2)	1,334

130	Forest Laboratories, Inc., (2)	4,739

340	King Pharmaceuticals Inc., (2)	3,482

50	Warner Chilcott Limited, (2)	887

110	Watson Pharmaceuticals Inc., (2)	2,985
	Total Pharmaceuticals	26,360

	Real Estate Management & Development – 0.5%

550	CB Richard Ellis Group, Inc., Class A, (2)	11,853

40	Forest City Enterprises, Inc.	1,778

76	Forestar Real Estate Group Inc.	1,793

10	St Joe Company	355
	Total Real Estate Management & Development	15,779

	Residential REIT – 0.9%

150	Apartment Investment & Management Company, Class A	5,210

10	AvalonBay Communities, Inc.	941

90	BRE Properties, Inc.	3,648

90	Camden Property Trust	4,334

330	Equity Residential	12,035

200	UDR Inc.	3,970
	Total Residential REIT	30,138

	Retail REIT – 0.8%

90	CBL & Associates Properties Inc.	2,152

180	Developers Diversified Realty Corporation	6,892

20	Federal Realty Investment Trust	1,643

40	General Growth Properties Inc.	1,647

70	Kimco Realty Corporation	2,548

10	Macerich Company	711

80	Regency Centers Corporation	5,159

10	Taubman Centers Inc.	492

110	Weingarten Realty Investors Trust	3,458
	Total Retail REIT	24,702

	Road & Rail – 1.3%

190	Avis Budget Group Inc., (2)	2,470

600	CSX Corporation	26,388

320	Hertz Global Holdings, Inc., (2)	5,085

80	Kansas City Southern Industries, (2)	2,746

10	Landstar System	422

180	YRC Worldwide Inc., (2)	3,076
	Total Road & Rail	40,187

37

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Semiconductors & Equipment – 1.7%

80	Analog Devices, Inc.	$2,536

20	Atmel Corporation, (2)	86

140	Cree, Inc., (2)	3,846

410	Cypress Semiconductor Corporation, (2)	14,772

20	Fairchild Semiconductor International Inc., Class A, (2)	289

40	Integrated Device Technology, Inc., (2)	452

20	International Rectifier Corporation, (2)	679

240	Microchip Technology Incorporated	7,541

1,730	Micron Technology, Inc., (2)	12,543

260	Novellus Systems, Inc., (2)	7,168

130	Varian Semiconductor Equipment Associate, (2)	4,810
	Total Semiconductors & Equipment	54,722

	Software – 1.1%

90	Amdocs Limited, (2)	3,102

60	Autodesk, Inc., (2)	2,986

60	BMC Software, Inc., (2)	2,138

120	CA Inc.	2,994

30	Cadence Design Systems, Inc., (2)	510

60	Compuware Corporation, (2)	533

60	Electronic Arts Inc. (EA), (2)	3,505

100	Intuit Inc., (2)	3,161

180	NAVTEQ Corporation, (2)	13,598

50	Novell Inc., (2)	344

60	Red Hat, Inc., (2)	1,250

60	Synopsys Inc., (2)	1,556
	Total Software	35,677

	Specialized REIT – 1.5%

170	HCP, Inc.	5,913

100	Health Care REIT, Inc.	4,469

120	Hospitality Properties Trust	3,866

730	Host Hotels & Resorts Inc.	12,439

180	Plum Creek Timber Company	8,287

40	Public Storage, Inc.	2,936

80	Rayonier Inc.	3,779

140	Ventas Inc.	6,335
	Total Specialized REIT	48,024

	Specialty Retail – 2.8%

380	American Eagle Outfitters, Inc.	7,893

90	Autoliv Inc.	4,744

240	AutoNation Inc., (2)	3,758

60	Bed Bath and Beyond Inc., (2)	1,763

20	CarMax, Inc., (2)	395

350	Chico’s FAS, Inc., (2)	3,161

38

Shares	Description (1)	Value

	Specialty Retail (continued)

890	Circuit City Stores, Inc.	$3,738

180	Foot Locker, Inc.	2,459

230	GameStop Corporation, (2)	14,285

100	Gap, Inc.	2,128

540	Limited Brands, Inc.	10,222

530	Office Depot, Inc., (2)	7,372

160	OfficeMax Inc.	3,306

60	O’Reilly Automotive Inc., (2)	1,946

70	Penske Auto Group, Inc.	1,222

30	PetSmart Inc.	706

280	RadioShack Corporation	4,721

30	Ross Stores, Inc.	767

150	Sherwin-Williams Company	8,706

100	TJX Companies, Inc.	2,873

180	Williams-Sonoma Inc.	4,662
	Total Specialty Retail	90,827

	Textiles, Apparel & Luxury Goods – 0.9%

480	Crocs, Inc., (2)	17,659

100	Hanesbrands Inc., (2)	2,717

210	Jones Apparel Group, Inc.	3,358

210	Liz Claiborne, Inc.	4,274

30	VF Corporation	2,060
	Total Textiles, Apparel & Luxury Goods	30,068

	Thrifts & Mortgage Finance – 1.5%

120	Astoria Financial Corporation	2,792

10	Capitol Federal Financial	310

76	Guaranty Financial Group Inc., (2)	1,216

630	Hudson City Bancorp, Inc.	9,463

320	IndyMac Bancorp, Inc.	1,904

300	MGIC Investment Corporation	6,729

380	New York Community Bancorp, Inc.	6,680

20	People’s United Financial, Inc.	356

360	PMI Group Inc.	4,781

170	Radian Group Inc.	1,986

590	Sovereign Bancorp, Inc.	6,726

40	TFS Financial Corporation, (2)	478

190	Thornburg Mortgage Inc.	1,756

100	Washington Federal Inc.	2,111
	Total Thrifts & Mortgage Finance	47,288

	Tobacco – 0.3%

180	UST Inc.	9,864

39

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

December 31, 2007

Shares	Description (1)	Value

	Trading Companies & Distributors – 0.3%

60	GATX Corporation	$2,201

260	United Rentals Inc., (2)	4,774

20	W.W. Grainger, Inc.	1,750
	Total Trading Companies & Distributors	8,725

	Water Utilities – 0.0%

60	Aqua America Inc.	1,272
	Wireless Telecommunication Services – 0.4%

130	American Tower Corporation, (2)	5,528

70	Crown Castle International Corporation, (2)	2,912

30	SBA Communications Corporation, (2)	1,015

40	Telephone and Data Systems Inc.	2,504

20	United States Cellular Corporation, (2)	1,678
	Total Wireless Telecommunication Services	13,637

	Total Investments (cost $3,237,097) – 99.7%	3,199,431

	Other Assets Less Liabilities – 0.3%	8,460

	Net Assets – 100%	$3,207,891

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

See accompanying notes to financial statements.

40

Statement of Assets and Liabilities (Unaudited)

December 31, 2007

	Enhanced Core Equity	Enhanced Mid-Cap
Assets
Investments, at value (cost $36,451,304 and $3,237,097, respectively)	$36,273,586	$3,199,431
Cash	—	279,514
Receivables:
Dividends and interest	42,676	5,279
From Adviser	3,091	11,915
Investments sold	—	1,021,223
Total assets	36,319,353	4,517,362
Liabilities
Cash overdraft	10,199	—
Payable for investments purchased	840,015	1,294,891
Accrued expenses:
12b-1 distribution and service fees	445	1,357
Other	12,787	13,223
Total liabilities	863,446	1,309,471
Net assets	$35,455,907	$3,207,891
Class A Shares
Net assets	$247,226	$740,717
Shares outstanding	12,500	37,500
Net asset value per share	$19.78	$19.75
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$20.99	$20.95
Class B Shares
Net assets	$247,234	$740,750
Shares outstanding	12,500	37,500
Net asset value and offering price per share	$19.78	$19.75
Class C Shares
Net assets	$247,234	$740,750
Shares outstanding	12,500	37,500
Net asset value and offering price per share	$19.78	$19.75
Class R Shares
Net assets	$34,714,213	$985,674
Shares outstanding	1,755,186	49,901
Net asset value and offering price per share	$19.78	$19.75

Net Assets Consist of:
Capital paid-in	$35,635,251	$3,250,612
Undistributed (Over-distribution of) net investment income	(14,041)	196
Accumulated net realized gain (loss) from investments and derivative transactions	12,415	(5,251)
Net unrealized appreciation (depreciation) of investments	(177,718)	(37,666)
Net assets	$35,455,907	$3,207,891

See accompanying notes to financial statements.

41

Statement of Operations (Unaudited)

For the period December 3, 2007 (commencement of operations) through December 31, 2007

	Enhanced Core Equity	Enhanced Mid-Cap
Investment Income
Dividend and interest income	$57,063	$9,469
Expenses
Management fees	9,720	1,306
12b-1 service fees – Class A	49	151
12b-1 distribution and service fees – Class B	198	603
12b-1 distribution and service fees – Class C	198	603
Shareholders’ servicing agent fees and expenses	133	398
Custodian’s fees and expenses	677	701
Trustees’ fees and expenses	8	24
Professional fees	3,399	3,431
Shareholders’ reports – printing and mailing expenses	8,524	8,530
Federal and state registration fees	42	126
Other expenses	4	10
Total expenses before expense reimbursement	22,952	15,883
Expense reimbursement	(12,810)	(13,222)
Net expenses	10,142	2,661
Net investment income	46,921	6,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,082)	(5,251)
Futures	16,497	—
Change in net unrealized appreciation (depreciation) of investments	(177,718)	(37,666)
Net realized and unrealized gain (loss)	(165,303)	(42,917)
Net increase (decrease) in net assets from operations	$(118,382)	$(36,109)

See accompanying notes to financial statements.

42

Statement of Changes in Net Assets (Unaudited)

For the period December 3, 2007 (commencement of operations) through December 31, 2007

	Enhanced Core Equity	Enhanced Mid-cap
Operations
Net investment income	$46,921	$6,808
Net realized gain (loss) from:
Investments	(4,082)	(5,251)
Futures	16,497	—
Change in net unrealized appreciation (depreciation) of investments	(177,718)	(37,666)
Net increase (decrease) in net assets from operations	(118,382)	(36,109)
Distributions to Shareholders
From net investment income:
Class A	(378)	(1,699)
Class B	(221)	(1,222)
Class C	(221)	(1,222)
Class R	(60,142)	(2,469)
Decrease in net assets from distribution to shareholders	(60,962)	(6,612)
Fund Share Transactions
Proceeds from sale of shares	35,600,000	3,250,000
Proceeds from shares issued to shareholders due to reinvestment of distributions	35,251	612
Net increase (decrease) in net assets from Fund share transactions	35,635,251	3,250,612
Net increase (decrease) in net assets	35,455,907	3,207,891
Net assets at the beginning of period	—	—
Net assets at the end of period	$35,455,907	$3,207,891
Undistributed (Over-distribution of) net investment income at the end of period	$(14,041)	$196

See accompanying notes to financial statements.

43

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Enhanced Core Equity Fund (“Enhanced Core Equity”) and Nuveen Enhanced Mid-Cap Fund (“Enhanced Mid-Cap”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust in 1996.

Enhanced Core Equity ordinarily invests in securities of companies within the S&P 500 Index in an attempt to provide long-term capital appreciation.

Enhanced Mid-Cap ordinarily invests in securities of companies in the Russell Midcap Index in an attempt to provide long-term capital appreciation. The Fund may also invest in non-U.S. equity securities that are included in the Russell Midcap Index.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for an investment or derivative instrument the Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Dividends and Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Effective December 31, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e. greater than 50-percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e. the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded the adoption of FIN 48 resulted in no impact to the Fund’s net assets or results of operations as of and during the period December 3, 2007 (commencement of operations) through December 31, 2007.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

44

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares, however the Funds will issue Class B Shares only upon exchange of Class B Shares from another Nuveen fund or for purposes of dividend reinvestment. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a ..75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Futures Contracts

The Funds are authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable. Enhanced Core Equity was the only Fund to invest in futures contracts during the period December 3, 2007 (commencement of operations) through December 31, 2007. There were no futures contracts outstanding at December 31, 2007.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by changes for any days on which the Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

45

Notes to Financial Statements (Unaudited) (continued)

2. Fund Shares

Transactions in Fund shares were as follows:

	Enhanced Core Equity
	For the Period 12/03/07 (commencement of operations) through 12/31/07
	Shares	Amount
Shares sold:
Class A	12,500	$250,000
Class B	12,500	250,000
Class C	12,500	250,000
Class R	1,753,415	34,850,000
Shares issued to shareholders due to reinvestment of distributions:
Class A	—	—
Class B	—	—
Class C	—	—
Class R	1,771	35,251
Net increase (decrease)	1,792,686	$35,635,251

	Enhanced Mid-Cap
	For the Period 12/03/07 (commencement of operations) through 12/31/07
	Shares	Amount
Shares sold:
Class A	37,500	$750,000
Class B	37,500	750,000
Class C	37,500	750,000
Class R	49,870	1,000,000
Shares issued to shareholders due to reinvestment of distributions:
Class A	—	—
Class B	—	—
Class C	—	—
Class R	31	612
Net increase (decrease)	162,401	$3,250,612

3. Investment Transactions

Purchases and sales (excluding short-term investments and derivative transactions) for the period December 3, 2007 (commencement of operations) through December 31, 2007, were as follows:

	Enhanced Core Equity	Enhanced Mid-Cap
Purchases	$36,027,876	$4,293,691
Sales	406,461	1,021,223

4. Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

At December 31, 2007, the cost of investments was as follows:

	Enhanced Core Equity	Enhanced Mid-Cap
Cost of investments	$36,451,304	$3,237,097

46

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

	Enhanced Core Equity	Enhanced Mid-Cap
Gross unrealized:
Appreciation	$607,330	$56,718
Depreciation	(785,048)	(94,384)
Net unrealized appreciation (depreciation) of investments	$(177,718)	$(37,666)

5. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Enhanced Core Equity Fund-Level Fee Rate	Enhanced Mid-Cap Fund-Level Fee Rate
For the first $125 million	.3000%	.3500%
For the next $125 million	.2875	.3375
For the next $250 million	.2750	.3250
For the next $500 million	.2625	.3125
For the next $1 billion	.2500	.3000
For net assets over $2 billion	.2250	.2750

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of December 31, 2007, the complex-level fee rate was .1846%.

The complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

47

Notes to Financial Statements (Unaudited) (continued)

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Nuveen HydePark Group, LLC (“HydePark”), an indirect wholly-owned subsidiary of Nuveen, under which HydePark manages the investment portfolios of the Funds. HydePark is compensated for its services to the Funds from the management fee paid to the Adviser.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Enhanced Core Equity and Enhanced Mid-Cap through October 31, 2010, in order to limit total operating expenses (excluding 12b-1 distribution and service fees, interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding .50% and .55% of the average daily net assets of Enhanced Core Equity and Enhanced Mid-Cap, respectively, and from exceeding 1.00% and 1.05%, respectively after October 31, 2010. The Adviser may also voluntarily reimburse additional expenses from time to time in either of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

At December 31, 2007, Nuveen owned 12,500 shares of each class of Enhanced Core Equity and 37,500 shares of each class of Enhanced Mid-Cap.

During the period covered by this report, Nuveen Investments, LLC, a wholly owned subsidiary of Nuveen, retained all 12b-1 fees.

6. New Accounting Pronouncement

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period. As the Trust was established prior to November 15,2007, each Fund in the Trust will include SFAS No. 157 disclosures in the Trust’s interim report filed with the SEC as of March 31, 2008.

48

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
ENHANCED CORE EQUITY											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended June 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (12/07)
2008(e)	$20.00	$.03	$(.22)	$(.19)	$(.03)	$—	$(.03)	$19.78	(.95)%	$247	2.95	%*	(.14	)%*	.73	%*	2.09	%*	.73	%*	2.09	%*	1%
Class B (12/07)
2008(e)	20.00	.02	(.22)	(.20)	(.02)	—	(.02)	19.78	(.96)	247	3.70	*	(.88	)*	1.47	*	1.34	*	1.47	*	1.34	*	1
Class C (12/07)
2008(e)	20.00	.02	(.22)	(.20)	(.02)	—	(.02)	19.78	(.96)	247	3.70	*	(.88	)*	1.47	*	1.34	*	1.47	*	1.34	*	1
Class R (12/07)
2008(e)	20.00	.04	(.23)	(.19)	(.03)	—	(.03)	19.78	(.93)	34,714	1.07	*	1.77	*	.48	*	2.36	*	.48	*	2.36	*	1

*	Annualized
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period December 3, 2007 (commencement of operations) through December 31, 2007.

See accompanying notes to financial statements.

49

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
ENHANCED MID-CAP											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended June 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (12/07)
2008(e)	$20.00	$.05	$(.25)	$(.20)	$(.05)	$—	$(.05)	$19.75	(1.02)%	$741	6.18	%*	(2.34	)%*	.78	%*	3.05	%*	.78	%*	3.05	%*	32%
Class B (12/07)
2008(e)	20.00	.04	(.26)	(.22)	(.03)	—	(.03)	19.75	(1.09)	741	6.93	*	(3.09	)*	1.53	*	2.31	*	1.53	*	2.31	*	32
Class C (12/07)
2008(e)	20.00	.04	(.26)	(.22)	(.03)	—	(.03)	19.75	(1.09)	741	6.93	*	(3.09	)*	1.53	*	2.31	*	1.53	*	2.31	*	32
Class R (12/07)
2008(e)	20.00	.06	(.26)	(.20)	(.05)	—	(.05)	19.75	(1.00)	986	5.92	*	(1.97	)*	.53	*	3.41	*	.53	*	3.41	*	32

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period December 3, 2007 (commencement of operations) through December 31, 2007.

See accompanying notes to financial statements.

50

Annual Investment Management Agreement Approval Process

The Board Members are responsible for approving advisory arrangements for the Funds. At a meeting held on November 13-15, 2007 (the “Meeting”), the Board Members, including the Independent Board Members, unanimously approved the investment management agreement (each, an “Investment Management Agreement”) between each Fund and Nuveen Asset Management (“NAM”) and the investment sub-advisory agreement (each, a “Sub-Advisory Agreement”) between NAM and Nuveen HydePark Group, LLC (“HydePark”). HydePark is the “Sub-Adviser” and the Sub-Adviser and NAM are each hereafter a “Fund Adviser.”

Earlier in the year, the Board Members were advised of the potential acquisition of Nuveen Investments, Inc. (“Nuveen”) by Windy City Investments, Inc., a corporation formed by investors led by Madison Dearborn Partners, LLC (“MDP”), a private equity investment firm (the “Transaction”). In connection with the approval or renewal of the advisory arrangements for other Nuveen funds, the Board Members during the year received information and held several meetings regarding the Transaction and its impact on Nuveen, including on the provision of services by NAM and its affiliates. The Transaction was consummated on November 13, 2007. The Board Members’ considerations regarding the Transaction continue to be relevant with respect to the evaluation of the Investment Management Agreements and Sub-Advisory Agreements for the Funds. Accordingly, the Board Members considered the foregoing, including their deliberations regarding the expected impact of the Transaction on the provision of services by NAM and its affiliates (including the Sub-Adviser), as part of its considerations of the Investment Management Agreements and Sub-Advisory Agreements for the Funds.

To assist the Board in its evaluation of an advisory contract with a Fund Adviser at the Meeting, the Independent Board Members had received, in adequate time in advance of the Meeting or at prior meetings, materials which outlined, among other things:

•	the nature, extent and quality of services expected to be provided by the Fund Adviser;

•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the expertise and background of the Fund Adviser with respect to the applicable Fund’s investment strategy;

•	the performance record of certain investment strategies (as described below);

•	the profitability of Nuveen (which incorporated Nuveen’s wholly-owned subsidiaries, other than HydePark for periods prior to its acquisition on April 30, 2007);

•	the proposed management fees of the Fund Adviser, including comparisons of such fees with the management fees of comparable, unaffiliated funds;

•	the expected expenses of each Fund, including comparisons of the Fund’s expected expense ratio with the expense ratios of comparable, unaffiliated funds; and

•	the soft dollar practices of the Fund Adviser, if any.

At the Meeting, NAM made a presentation to and responded to questions from the Board. During the Meeting, the Independent Board Members also met privately with their legal counsel to review the Board’s duties under the Investment Company Act of 1940 (the “1940 Act”), the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Board Members considered the advisory agreement and sub-advisory agreement with the respective Fund Adviser for the applicable Fund. As outlined in more detail below, the Board Members considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the performance of certain investment strategies, as described below; (c) the profitability of Nuveen and its affiliates; (d) the extent to which economies of scale would be realized as a Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services

In reviewing the Fund Advisers, the Board Members considered the nature, extent and quality of the respective Fund Adviser’s services. As NAM already serves as adviser to other Nuveen funds overseen by the Board Members, the Board has a good understanding of such Fund Adviser’s organization, operations and personnel. As the Board Members meet regularly throughout the year to oversee the Nuveen funds, including funds currently advised by the Fund Advisers, the Board Members rely upon their knowledge from their meetings and any other interactions throughout the year of the respective Fund Adviser and its services in evaluating the Investment Management Agreements and Sub-Advisory Agreements. In addition, HydePark also serves as a sub-adviser to another Nuveen fund; however, HydePark was acquired by Nuveen in April 2007 and is therefore a relatively new sub-adviser for the Nuveen complex.

At the Meeting and at prior meetings, the Independent Board Members reviewed materials outlining, among other things, the respective Fund Adviser’s organization and business; the types of services that each such Fund Adviser or its affiliates provide to the Nuveen funds and are expected to provide to the Funds; and the experience of the respective Fund Adviser with applicable investment strategies. The Trustees further evaluated the professional experience, qualifications and credentials of the Fund Adviser’s personnel.

51

Annual Investment Management Agreement Approval Process (continued)

In addition to advisory services, the Independent Board Members considered the quality of any administrative or non-advisory services to be provided. In this regard, NAM is expected to provide the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment management services, NAM and its affiliates will provide the Funds with a wide range of services, including, among other things: product management; preparing shareholder reports; providing daily accounting; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other fund administrative tasks necessary for the operation of the Funds (such as tax reporting and fulfilling regulatory filing requirements, compliance functions and monitoring and overseeing any sub-adviser).

With respect to evaluating the services of the Sub-Adviser, the Independent Board Members noted that each Sub-Advisory Agreement was essentially an agreement for portfolio management services only and the Sub-Adviser was not expected to supply other significant administrative services to the Funds.

Based on their review, the Board Members found that, overall, the nature, extent and quality of services expected to be provided to the respective Fund under the Investment Management Agreement or Sub-Advisory Agreement, as applicable, were sufficient.

B. Investment Performance

Each Fund is new and therefore does not have its own performance history. The Independent Board Members, however, did receive certain performance information regarding investment strategies for the Funds. With respect to the Nuveen Enhanced Core Equity Fund, the Board Members received, among other things, return information for composite accounts following the same investment strategy as that for the Fund for one, three and five years and since inception of the strategy on October 1, 2001 as well as the first quarter of 2007. Similarly, with respect to the Nuveen Enhanced Mid-Cap Fund, the Board Members received performance information for one year and since inception (April 2005) periods as well as the first quarter of 2007 for an account following the investment strategy to be used for such Fund. The Board Members also received, among other things, calendar year returns for the investment strategies to be used for the Funds from 1998 to 2006 (these returns are simulated for periods prior to the inception dates noted above of the investment strategy for the respective Funds and assume certain expense ratios).

C. Fees, Expenses and Profitability

1. Fees and Expenses

In evaluating the management fees and expenses that a Fund was expected to bear, the Board Members considered, among other things, the respective Fund’s proposed management fee structure, its sub-advisory fee arrangement and its expected expense ratios in absolute terms as well as compared with the fees and expense ratios of comparable, unaffiliated funds. In this regard, the Board Members also considered the fund-level breakpoint schedule and the complex-wide breakpoint schedule. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled “Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.”

2. Comparisons with the Fees of Other Clients

Due to their experience with other Nuveen funds, the Board Members were familiar with the fees NAM assesses to other clients of Nuveen or its affiliates, including separately managed accounts. With respect to separately managed accounts, the advisory fees charged to such separately managed accounts are generally lower than those charged to comparable funds. The Board Members have recognized, however, the additional services that are provided (as described above) and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Funds, compared to individually managed separate accounts. These services are generally not required to the same extent, if at all, for separate accounts. Accordingly, the Independent Board Members have noted that the nature and number of services provided to operate a fund merit the higher fees than those assessed to the separately managed accounts.

In considering the advisory fees of the Sub-Adviser, the Board Members are familiar with the pricing schedule the Sub-Adviser charges for similar investment management services for other Nuveen funds and other fund sponsors or clients.

3. Profitability

In conjunction with its review of fees at prior meetings, the Board Members have considered the profitability of Nuveen for advisory activities (which incorporated Nuveen’s wholly-owned subsidiaries, except profitability information prior to April 30, 2007 would not include HydePark as it was acquired at that time). At the Meeting or prior meetings, the Board Members reviewed Nuveen’s revenues, expenses and profitability margins for advisory activities (on both a pre-tax and after-tax basis) and the methodology used to determine profitability. The Board Members have reviewed data comparing Nuveen’s profitability with other investment management companies prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profit margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen.

In reviewing profitability, the Board Members have recognized the inherent limitations in determining profitability as well as the difficulty in comparing the profitability of other unaffiliated advisers. The Board Members recognized the subjective nature of

52

determining profitability which may be affected by numerous factors, including the allocation of expenses. Further, the Board Members have noted the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. The Board Members further received the 2006 Annual Report for Nuveen Investments as well as its quarterly report ending September 30, 2007. As noted below, the Board Members also recognized the recent changes to the complex-wide fee breakpoint schedule that went into effect August 20, 2007. The Board Members further noted that it is difficult to predict with any degree of certainty the impact of the Transaction on Nuveen’s profitability for its advisory services (which includes its affiliated sub-advisers). Based on their review, the Board Members were satisfied that Nuveen’s level of profitability for its advisory activities was reasonable in light of the services to be provided.

In evaluating the reasonableness of the compensation, the Board Members also considered any other revenues paid to a Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Fund, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of each Fund, the Board Members determined that the advisory fees and expected expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect these Economies of Scale

In reviewing compensation, the Board Members have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Board Members received and reviewed the schedule of proposed advisory fees for the Funds, including fund-level breakpoints thereto. In addition to advisory fee breakpoints, the Board had also approved a complex-wide fee arrangement that was introduced on August 1, 2004 and modified in August 2007 to generate additional fee savings. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. Based on their review, the Board Members concluded that the applicable breakpoint schedules and complex-wide fee arrangement were acceptable and desirable in providing benefits from economies of scale to shareholders of the Funds.

E. Indirect Benefits

In evaluating fees, the Board Members also considered any indirect benefits or profits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Board Members considered, among other things, that an affiliate of NAM will provide distribution and shareholder services to the Funds and will therefore receive sales charges as well as distribution and shareholder servicing fees pursuant to a Rule 12b-1 plan.

In addition to the above, the Board Members considered whether the Fund Adviser will receive any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Fund and other clients. With respect to NAM, the Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” NAM intends to comply with the applicable safe harbor provisions. The Board Members also considered the soft dollar arrangements of the Sub-Adviser. The Board Members have noted that the Sub-Adviser may benefit from soft dollar arrangements pursuant to which it may receive research from brokers that execute the applicable Fund’s portfolio transactions.

Based on their review, the Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Approval

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the respective Investment Management Agreements and Sub-Advisory Agreements were fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services to be provided to the applicable Fund and that the respective Investment Management Agreements and Sub-Advisory Agreements should be and were approved on behalf of the Funds.

53

Notes

54

Notes

55

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

56

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Nuveen HydePark Group, LLC 111 West Jackson Blvd, Suite 1411 Chicago, IL 60604	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Nuveen Funds’ Quarterly Portfolio of Investments and Proxy Voting information: Each Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

57

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $170 billion in assets as of September 30, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

•	Share prices

•	Fund details

•	Daily financial news

•	Investor education

MSA-ENHCM-1207D

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this registrant.

Item 6. Schedule of Investments

See Portfolio of Investments in Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By	(Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date March 7, 2008

By	(Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date March 7, 2008

*	Print the name and title of each signing officer under his or her signature.